     As filed with the Securities and Exchange Commission on April 30, 2003


                                        Securities Act registration no. 2-34223
                                       Investment Company Act file no. 811-1829
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                         ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 75

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 50
                         ------------------------------

                              LIBERTY ACORN TRUST

                      (previously Acorn Investment Trust)
                                  (Registrant)

                       227 West Monroe Street, Suite 3000
                            Chicago, Illinois 60606


                         Telephone number: 312/634-9200

Ralph Wanger                              Jean Loewenberg                          Cameron S. Avery
Liberty Acorn Trust                       Columbia Management Group, Inc.          Bell, Boyd & Lloyd LLC
227 West Monroe Street, Suite 3000        One Financial Center                     70 West Madison Street, Suite 3300
Chicago, Illinois  60606                  Boston, Massachusetts  02111             Chicago, Illinois  60602

                              (Agents for service)
                         -----------------------------

                Amending Parts A, B, and C, and filing exhibits
                         ------------------------------

             It is proposed that this filing will become effective:

              [ ]immediately upon filing pursuant to rule 485(b)
              [X] on May 1, 2003 pursuant to rule 485(b)
              [ ] 60 days after filing pursuant to rule 485(a)(1)
              [ ] on _____________ pursuant to rule 485(a)(1)
              [ ] 75 days after filing pursuant to rule 485(a)(2)
              [ ] on ___________ pursuant to rule 485(a)(2).

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

------------------------------------------------------------------------------
LIBERTY ACORN FUND   PROSPECTUS, MAY 1, 2003
------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.

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TABLE OF CONTENTS

THE FUND                                                                     2
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Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2

Performance History ......................................................   4
Your Expenses ............................................................   6


YOUR ACCOUNT                                                                 7
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How to Buy Shares ........................................................   7
Sales Charges ............................................................   8
How to Exchange Shares ...................................................  11

How to Sell Shares .......................................................  12
Fund Policy on Trading of Fund Shares ....................................  13

Distribution and Service Fees ............................................  13
Other Information About Your Account .....................................  13

MANAGING THE FUND                                                           16
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Investment Adviser .......................................................  16

Portfolio Managers .......................................................  16


OTHER INVESTMENT STRATEGIES AND RISKS                                       18
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The Information Edge .....................................................  18
Stock Strength Comes First ...............................................  18
Derivative Strategies ....................................................  19
Temporary Defensive Strategies ...........................................  19

FINANCIAL HIGHLIGHTS                                                        20
------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give a company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance
(before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion.

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index) and the Russell 2000(R) Index (Russell 2000(R)). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell
  2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.

  ------------------------------------------------------------------------------
 [BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

                1993                          32.32%
                1994                          -7.45%
                1995                          20.80%
                1996                          22.55%
                1997                          24.98%
                1998                           6.02%
                1999                          33.38%
                2000                           9.94%
                2001                           5.56%
                2002                         -13.82%


The Fund's year-to-date total return   For period shown in bar chart:
through March 31, 2003 was -2.80%.     Best quarter: 4th quarter 1999, +21.94%
                                       Worst quarter: 3rd quarter 1998, -19.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Class A                                                             10/16/00
  Return Before Taxes                                                                 -18.78%           5.91%           11.69%
  Return After Taxes on Distributions                                                 -18.78%           4.03%            9.51%
  Return After Taxes on Distributions and Sale of Fund Shares                         -11.53%           4.66%            9.29%
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                             10/16/00
  Return Before Taxes                                                                 -18.66%           6.61%           12.20%
  Return After Taxes on Distributions                                                 -18.66%           4.69%           10.01%
  Return After Taxes on Distributions and Sale of Fund Shares                         -11.45%           5.26%            9.76%
-----------------------------------------------------------------------------------------------------------------------------------
Class C                                                             10/16/00
  Return Before Taxes                                                                 -15.24%           6.87%           12.19%
  Return After Taxes on Distributions                                                 -15.24%           4.97%           10.00%
  Return After Taxes on Distributions and Sale of Fund Shares                          -9.36%           5.48%            9.75%
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (pretax)                                                 n/a            -22.10%          -0.59%            9.35%
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) (pretax)                                               n/a            -20.48%          -1.36%            7.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on 6/10/70, but until 10/16/2000, offered only the shares that are now designated Class Z shares.
    The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees)
    between Class A, B and C and Class Z. If differences in expenses had been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of
    Fund expenses by the adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years
  ------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------


                                                                                   CLASS A           CLASS B          CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                              5.75              None             None
-------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                1.00(3)           5.00             1.00
-------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                  None(4)           None(4)          None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A           CLASS B          CLASS C


Management fees(5) (%)                                                                 0.68             0.68             0.68
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                              0.35             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                                                     0.39             0.39             0.39
------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                               1.42             2.07             2.07

(5) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other
    Expenses."


------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
------------------------------------------------------------------------------------------------------------------------------

CLASS                                                                1 YEAR           3 YEARS          5 YEARS         10 YEARS


Class A:                                                              $711             $998            $1,307           $2,179
------------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                     $210             $649            $1,114           $2,234
         sold all your shares at the end of the period                $710             $949            $1,314           $2,234
------------------------------------------------------------------------------------------------------------------------------
Class C: did not sell your shares                                     $210             $649            $1,114           $2,400
         sold all your shares at the end of the period                $310             $649            $1,114           $2,400

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


  ------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment ................................................... $1,000
  Subsequent Investments ...............................................    $50
  Automatic Investment Plan* ...........................................    $50
  Retirement Plans* ....................................................    $25
  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
  ------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------
METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor    receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

-----------------------------------------------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)        agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------

By check             For existing accounts, fill out and return the additional investment stub included in your account
(existing account)   statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------
By wire              You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------
By electronic        You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer       your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business
(existing account)   days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan      account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------
Automated dollar     You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging       another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by another fund into the same class of shares of
diversification      the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
  ------------------------------------------------------------------------------


CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------


                                                                  % OF OFFERING
                                    AS A % OF                          PRICE
                                   THE PUBLIC     AS A %            RETAINED BY
                                    OFFERING      OF YOUR            FINANCIAL
AMOUNT INVESTED                       PRICE     INVESTMENT            ADVISOR


Less than $50,000                     5.75         6.10                 5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000         4.50         4.71                 3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000        3.50         3.63                 2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000        2.50         2.56                 2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000      2.00         2.04                 1.75
-------------------------------------------------------------------------------
$1,000,000 or more                    0.00         0.00                 0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                             COMMISSION %

First $3 million                                                 1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                               0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                              0.50
--------------------------------------------------------------------------------
$25 million or more                                              0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

  ------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD

Through first year                                                5.00
--------------------------------------------------------------------------------
Through second year                                               4.00
--------------------------------------------------------------------------------
Through third year                                                3.00
--------------------------------------------------------------------------------
Through fourth year                                               3.00
--------------------------------------------------------------------------------
Through fifth year                                                2.00
--------------------------------------------------------------------------------
Through sixth year                                                1.00
--------------------------------------------------------------------------------

Longer than six years                                             0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00
--------------------------------------------------------------------------------
Longer than three years                                          0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through one year                                                 1.00
--------------------------------------------------------------------------------
Longer than one year                                             0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
----------------------------------------------------------------------------------------------------------------------------
METHOD              INSTRUCTIONS

Through your        You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor   price, your financial advisor must receive your request prior to the close of regular trading on the
                    NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
----------------------------------------------------------------------------------------------------------------------------
By exchange         You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                    day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

----------------------------------------------------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
----------------------------------------------------------------------------------------------------------------------------

By wire             You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

----------------------------------------------------------------------------------------------------------------------------
By systematic       You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan     quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                    $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------------

By electronic       You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer      bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account -- Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2002 was 0.68% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for the daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.


RALPH WANGER

Lead portfolio manager
Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company PLC. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.


CHARLES P. MCQUAID

Co-portfolio manager
Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978, and has co-managed Liberty Acorn Fund since 1995. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

ROBERT A. MOHN
Co-portfolio manager
Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, co-managed Liberty Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

JOHN H. PARK
Co-portfolio manager
John Park is a vice president of Liberty Acorn Trust. He has managed Liberty Acorn Twenty since its inception in 1998, and has co-managed Liberty Acorn Fund since May 2003. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

On September 30, 2003, after 33 years of service as the Fund's lead portfolio manager, Mr. Wanger will step down from his roles in which he carried out daily firm and portfolio management responsibilities. At that time, Mr. McQuaid will become the Fund's lead portfolio manager. Mr. Wanger will continue to serve as a trustee to Liberty Acorn Trust and will remain affiliated with Liberty WAM, acting in an advisory capacity.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                        FINANCIAL STRENGTH                              FUNDAMENTAL VALUE
-------------------------------------------------------------------------------------------------------------------------
o superior technology             o low debt                                    o reasonable stock price relative
o innovative marketing            o adequate working capital                      to growth potential
o managerial skill                o conservative accounting practices           o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product

The realization of this growth    A strong balance sheet gives management       Once Liberty WAM uncovers an attractive
potential would likely produce    greater flexibility to pursue strategic       company, it identifies a price that it
superior performance that is      objectives and is essential to maintaining    believes would also make the stock a good
sustainable over time.            a competitive advantage.                      value.


-------------------------------------------------------------------------------------------------------------------------



STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the
Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES                                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                      2002                2001             2000(A)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $17.80             $17.19             $17.88
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)(b)                                                     (0.07)             (0.05)              0.01

Net realized and unrealized gain (loss)                                             (2.39)              1.01               1.22
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                  (2.46)              0.96               1.23
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                             --                 --              (0.06)

From net realized gains                                                                --              (0.35)             (1.86)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                         --              (0.35)             (1.92)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $15.34             $17.80             $17.19
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                    (13.82)%             5.56%              7.40%(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(e)                                                                          1.42%              1.42%              1.03%(f)

Net investment income (loss)(e)                                                     (0.45)%            (0.33)%             0.39%(f)

Portfolio turnover rate                                                                13%                20%                29%(d)

Net assets at end of period (000's)                                              $724,121           $306,405            $18,252

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                      2002                2001             2000(A)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $17.67             $17.17             $17.88
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment loss(b)                                                              (0.17)             (0.16)             (0.01)

Net realized and unrealized gain (loss)                                             (2.37)              1.01               1.22
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                  (2.54)              0.85               1.21
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                             --                 --              (0.06)

From net realized gains                                                                --              (0.35)             (1.86)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                         --              (0.35)             (1.92)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $15.13             $17.67             $17.17
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (c)                                                                   (14.37)%             4.92%              7.27%(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(e)                                                                          2.07%              2.07%              1.68%(f)

Net investment loss(e)                                                                                                         )%
                                                                                    (1.10)%            (0.98)%            (0.26(f)

Portfolio turnover rate                                                                13%                20%                29%(d)

Net assets at end of period (000's)                                              $618,727           $286,422            $15,951

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FUND
-----------------------------------------------------------------------------------------------------------------------------------


CLASS C SHARES                                                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                      2002                2001             2000(A)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $17.66             $17.17             $17.88
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment loss(b)                                                              (0.17)             (0.17)             (0.01)

Net realized and unrealized gain (loss)                                             (2.37)              1.01               1.22
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                  (2.54)              0.84               1.21
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                             --                 --              (0.06)

From net realized gains                                                                --              (0.35)             (1.86)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                         --              (0.35)             (1.92)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $15.12             $17.66             $17.17
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (c)                                                                   (14.38)%             4.86%              7.27%(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(e)                                                                          2.07%              2.07%              1.68%(f)

Net investment loss(e)                                                              (1.10)%            (0.98)%            (0.26)%(f)

Portfolio turnover rate                                                                13%                20%                29%(d)

Net assets at end of period (000's)                                              $376,024           $150,727             $8,510

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.

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NOTES
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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn Fund

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              792-01/584N-0403

------------------------------------------------------------------------------
LIBERTY ACORN FUND   PROSPECTUS, MAY 1, 2003
------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.

------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2
Performance History ......................................................   3
Your Expenses ............................................................   5

YOUR ACCOUNT                                                                 6
------------------------------------------------------------------------------
How to Buy Shares ........................................................   6

Eligible Investors .......................................................   7
Sales Charges ............................................................   8

How to Exchange Shares ...................................................   8
How to Sell Shares .......................................................   8
Fund Policy on Trading of Fund Shares ....................................   9

Other Information About Your Account .....................................  10

MANAGING THE FUND                                                           13
------------------------------------------------------------------------------
Investment Adviser .......................................................  13
Portfolio Managers .......................................................  13

OTHER INVESTMENT STRATEGIES AND RISKS                                       15
------------------------------------------------------------------------------
The Information Edge .....................................................  15
Stock Strength Comes First ...............................................  15
Derivative Strategies ....................................................  16
Temporary Defensive Strategies ...........................................  16

FINANCIAL HIGHLIGHTS                                                        17
------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give a company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index) and the Russell 2000(R) Index (Russell 2000(R)). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell
  2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.

  ------------------------------------------------------------------------------
[BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                1993                          32.32%
                1994                          -7.45%
                1995                          20.80%
                1996                          22.55%
                1997                          24.98%
                1998                           6.02%
                1999                          33.38%
                2000                          10.06%
                2001                           6.14%
                2002                         -13.31%



The Fund's year-to-date total return    For period shown in bar chart:
through March 31, 2003 was -2.65%       Best quarter: 4th quarter 1999, +21.94%
                                        Worst quarter: 3rd quarter 1998, -19.51%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS


Class Z                                                              6/10/70
  Return Before Taxes                                                                 -13.31%           7.44%           12.49%
  Return After Taxes on Distributions                                                 -13.31%           5.52%           10.28%
  Return After Taxes on Distributions and Sale of Fund Shares                          -8.17%           5.91%            9.99%
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (pretax)                                                 n/a            -22.10%          -0.59%            9.35%
--------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) (pretax)                                               n/a            -20.48%          -1.36%            7.15%
--------------------------------------------------------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to the transfer agent.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                  0.68
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               None
--------------------------------------------------------------------------------
Other expenses (%)                                                      0.14
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                0.82

(3) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other Expenses."


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

             1 YEAR          3 YEARS           5 YEARS         10 YEARS


               $84            $262              $455            $1,014

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares;
   (ii) who holds Class A shares that were exchanged with Class Z shares; or
   (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment


o clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.


No minimum initial investment


o any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker- dealer;

o shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

   The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
  ------------------------------------------------------------------------------


If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

  ------------------------------------------------------------------------------

   DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. You investment in the Fund may have additional personal tax implications. Please consult you tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income taxes.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM)), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2002 was 0.68% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for the daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

RALPH WANGER
Lead-portfolio manager
Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company PLC. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

CHARLES P. MCQUAID
Co-portfolio manager
Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978, and has co-managed Liberty Acorn Fund since 1995. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

ROBERT A. MOHN
Co-portfolio manager
Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, co-managed Liberty Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

JOHN H. PARK
Co-portfolio manager
John Park is a vice president of Liberty Acorn Trust. He has managed Liberty Acorn Twenty since its inception in 1998, and has co-managed Liberty Acorn Fund since May 2003. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

On September 30, 2003, after 33 years of service as the Fund's lead portfolio manager, Mr. Wanger will step down from his roles in which he carried out daily firm and portfolio management responsibilities. At that time, Mr. McQuaid will become the Fund's lead portfolio manager. Mr. Wanger will continue to serve as a trustee to Liberty Acorn Trust and will remain affiliated with Liberty WAM, acting in an advisory capacity.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.


In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
                                  o adequate working capital              to growth potential
o innovative marketing            o conservative accounting practices   o valuable assets
                                  o adequate profit margin
o managerial skill
o market niche
o good earnings prospects
o strong demand for product


The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST

--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Z                                                                           YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period   2002            2001            2000          1999          1998

NET ASSET VALUE, BEGINNING OF PERIOD                          $17.88          $17.21          $18.53        $16.85        $16.99

INCOME FROM INVESTMENT OPERATIONS

Net investment income(a)                                        0.02            0.05            0.10          0.09          0.04

Net realized and unrealized gain (loss)                        (2.40)           1.01            1.55          5.22          0.91
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             (2.38)           1.06            1.65          5.31          0.95
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        --           (0.04)          (0.11)        (0.09)        (0.03)

From net realized gains                                           --           (0.35)          (2.86)        (3.54)        (1.06)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                    --           (0.39)          (2.97)        (3.63)        (1.09)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $15.50          $17.88          $17.21        $18.53        $16.85
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                               (13.31)%          6.14%          10.06%        33.38%         6.02%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(c)                                                     0.82%           0.82%           0.83%         0.85%         0.84%

Net investment income(c)                                        0.15%           0.28%           0.55%         0.49%         0.30%

Portfolio turnover rate                                           13%             20%             29%           34%           24%

Net assets at end of period (in millions)                     $4,022          $4,220          $3,983        $3,921        $3,549

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody fees paid indirectly had no impact.

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

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
FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn Fund

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              792-01/585N-0403

--------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2

Performance History ......................................................   4
Your Expenses ............................................................   6


YOUR ACCOUNT                                                                 7
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   7
Sales Charges ............................................................   8
How to Exchange Shares ...................................................  11
How to Sell Shares .......................................................  11

Fund Policy on Trading of Fund Shares ....................................  13

Distribution and Service Fees ............................................  13
Other Information About Your Account .....................................  13

MANAGING THE FUND                                                           16
--------------------------------------------------------------------------------

Investment Adviser .......................................................  16
Portfolio Managers .......................................................  16

OTHER INVESTMENT STRATEGIES AND RISKS                                       18
--------------------------------------------------------------------------------
The Information Edge .....................................................  18
Stock Strength Comes First ...............................................  18
Derivative Strategies ....................................................  19
Temporary Defensive Strategies ...........................................  19

FINANCIAL HIGHLIGHTS                                                        20
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn International seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, particularly outside the U.S., that are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.


Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the Fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV the next pricing day. Market timing activity may be disruptive to fund management, and negatively impacts the investment returns of longer-term shareholders, since a market timer's profits are effectively paid directly out of the Fund's assets. Although the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance
(before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion.

  Morgan Stanley's Europe, Australasia and Far East Index (EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. The Citigroup EMI Global ex-U.S. is Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries as selected by Salomon, excluding the U.S. The Citigroup EMI Global ex-U.S. is rebalanced once a year in June. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.
  ------------------------------------------------------------------------------

[BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

                1993                          49.11%
                1994                          -3.80%
                1995                           8.93%
                1996                          20.65%
                1997                           0.19%
                1998                          15.43%
                1999                          79.19%
                2000                         -20.05%
                2001                         -21.59%
                2002                         -16.46%



The Fund's year-to-date total return   For period shown in bar chart:
through March 31, 2003 was -6.59%.     Best quarter: 4th quarter 1999, +41.63%
                                       Worst quarter: 3rd quarter 2002, -19.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)
-------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Class A                                                             10/16/00
  Return Before Taxes                                                                 -21.26%           0.42%            6.79%
  Return After Taxes on Distributions                                                 -21.28%          -0.73%            5.92%
  Return After Taxes on Distributions and Sale of Fund Shares                         -13.05%           0.66%            5.81%
-------------------------------------------------------------------------------------------------------------------------------
Class B                                                             10/16/00
  Return Before Taxes                                                                 -21.22%           1.01%            7.27%
  Return After Taxes on Distributions                                                 -21.22%          -0.16%            6.40%
  Return After Taxes on Distributions and Sale of Fund Shares                         -13.03%           1.16%            6.25%
-------------------------------------------------------------------------------------------------------------------------------
Class C                                                             10/16/00
  Return Before Taxes                                                                 -17.85%           1.32%            7.27%
  Return After Taxes on Distributions                                                 -17.85%           0.17%            6.40%
  Return After Taxes on Distributions and Sale of Fund Shares                         -10.96%           1.41%            6.25%
-------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE (pretax)                                                     n/a            -15.94%          -2.89%            4.01%
-------------------------------------------------------------------------------------------------------------------------------
Citigroup EMI Global ex-U.S. (pretax)                                  n/a             -6.89%          -1.10%            3.00%
-------------------------------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on 9/23/92, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any differences in expenses
    (such as Rule 12b-1 fees) between Class A, B, and C and Class Z. If differences in expenses had been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years
  ------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                     CLASS A           CLASS B          CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                              5.75              None             None
--------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                1.00(3)           5.00             1.00
--------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                  None(4)           None(4)          None(4)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A           CLASS B          CLASS C


Management fees(5) (%)                                                                 0.83             0.83             0.83
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                              0.35             1.00             1.00
--------------------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                                                     0.38             0.38             0.38
--------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                               1.56             2.21             2.21

(5) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other
    Expenses."


--------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------------------------------------------------------

CLASS                                                                1 YEAR           3 YEARS          5 YEARS         10 YEARS


Class A:                                                              $725            $1,039           $1,376           $2,325
--------------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                     $224            $  691           $1,185           $2,380
         sold all your shares at the end of the period                $724            $  991           $1,385           $2,380
--------------------------------------------------------------------------------------------------------------------------------
Class C: did not sell your shares                                     $224            $  691           $1,185           $2,544
         sold all your shares at the end of the period                $324            $  691           $1,185           $2,544

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


  ------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment .................................................. $1,000
  Subsequent Investments ..............................................    $50
  Automatic Investment Plan* ..........................................    $50
  Retirement Plans* ...................................................    $25
  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
  ------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS


Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                    another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
  ------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                   % OF OFFERING
                                   AS A % OF                           PRICE
                                  THE PUBLIC        AS A %          RETAINED BY
                                   OFFERING         OF YOUR          FINANCIAL
AMOUNT INVESTED                      PRICE        INVESTMENT          ADVISOR

Less than $50,000                    5.75            6.10               5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000        4.50            4.71               3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000       3.50            3.63               2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000       2.50            2.56               2.00
--------------------------------------------------------------------------------
$500,000 or more                     2.00            2.04               1.75

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.

  ------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               5.00
--------------------------------------------------------------------------------
Through second year                                              4.00
--------------------------------------------------------------------------------
Through third year                                               3.00
--------------------------------------------------------------------------------
Through fourth year                                              3.00
--------------------------------------------------------------------------------
Through fifth year                                               2.00
--------------------------------------------------------------------------------
Through sixth year                                               1.00
--------------------------------------------------------------------------------

Longer than six years                                            0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through one year                                                 1.00
--------------------------------------------------------------------------------
Longer than one year                                             0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The
Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. If you acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. If you have acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
------------------------------------------------------------------------------------------------------------------------------------

By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. If you acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account -- Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.83% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for the daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.


LEAH J. ZELL
Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM from July 1992 prior to September 29, 2000. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984, heading up that team since 1994. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors, and is a vice president of Wanger Advisors Trust. Ms. Zell has the longest tenure of any mutual fund manager in the international small-cap category. She is a CFA and earned her BA and PhD from Harvard University.

P. ZACHARY EGAN
Co-portfolio manager
P. Zachary Egan is a vice president of Liberty Acorn Trust and co-portfolio manager of Liberty Acorn International since May 2003. He has been a member of the international team since 1999 and a research fellow with the Robert Bosch Foundation in Stuttgart, Germany prior thereto. Mr. Egan is a CFA and earned his MA degree from the University of Chicago and his BA degree from Middlbury College.

LOUIS J. MENDES
Co-portfolio manager
Louis J. Mendes is a vice president of Liberty Acorn Trust and co-portfolio manager of Liberty Acorn International since May 2003. He has been a member of the international team since 2001 and an analyst and portfolio manager with Merrill Lynch Investment Managers specializing in Asian equity markets prior thereto. Mr. Mendes is a CFA and earned his MA degree in International Management from the American Graduate School of International Management in Phoenix and BA degree from Columbia University.

On September 30, 2003, Ms. Zell will step down from her roles in which she carried out daily firm and portfolio management responsibilities. Ms. Zell will remain affiliated with Liberty WAM, acting in an advisory capacity.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product


The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the
Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES                                                                             YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                         2002             2001          2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                 $18.35          $23.84          $28.67
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income(b)                                                              $0.05           $0.01           $0.02

Net realized and unrealized loss                                                      (3.07)          (5.11)          (1.26)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                    (3.02)          (5.10)          (1.24)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                            (0.01)             --              --

From net realized gains                                                                  --           (0.39)          (3.59)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                        (0.01)          (0.39)          (3.59)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $15.32          $18.35          $23.84
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                      (16.46)%        (21.59)%         (4.85)%(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(e)                                                                            1.56%           1.65%           1.59%(f)

Net investment income(e)                                                               0.30%           0.03%           0.40%(f)

Portfolio turnover rate                                                                  52%             45%             63%(d)

Net assets at end of period (000's)                                                 $33,806         $25,587         $10,323

(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.


-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                                                             YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                         2002             2001          2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                 $18.22          $23.81          $28.67
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment loss(b)                                                               $(0.06)         $(0.12)         $(0.01)

Net realized and unrealized loss                                                      (3.05)          (5.08)          (1.26)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                    (3.11)          (5.20)          (1.27)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gains                                                                  --           (0.39)          (3.59)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                           --           (0.39)          (3.59)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                       $15.11          $18.22          $23.81
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                      (17.07)%        (22.04)%         (4.97)%(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(e)                                                                            2.21%           2.30%           2.24%(f)

Net investment loss(e)                                                                (0.35)%         (0.62)%         (0.25)%(f)

Portfolio turnover rate                                                                  52%             45%             63%(d)

Net assets at end of period (000's)                                                 $22,560         $17,235          $5,675

(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.

(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                                                                             YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                          2002            2001          2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                 $18.21          $23.81          $28.67
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment loss(b)                                                               $(0.06)         $(0.13)         $(0.01)

Net realized and unrealized loss                                                      (3.04)          (5.08)          (1.26)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                    (3.10)          (5.21)          (1.27)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gains                                                                  --           (0.39)          (3.59)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                           --           (0.39)          (3.59)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  END OF PERIOD                                                      $15.11          $18.21          $23.81
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                      (17.02)%        (22.08)%         (4.97)%(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(e)                                                                            2.21%           2.30%           2.24%(f)

Net investment loss(e)                                                                (0.35)%         (0.62)%         (0.25)%(f)

Portfolio turnover rate                                                                  52%             45%             63%(d)

Net assets at end of period (000's)                                                 $14,575         $14,327          $3,965

(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.

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NOTES
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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn International

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              793-01/816N-0403

-------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL   PROSPECTUS, MAY 1, 2003
-------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.

-------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal ........................................................      2
Principal Investment Strategies ........................................      2
Principal Investment Risks .............................................      2
Performance History ....................................................      4
Your Expenses ..........................................................      6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------
How to Buy Shares ......................................................      7
Eligible Investors .....................................................      8
Sales Charges ..........................................................      9
How to Exchange Shares .................................................      9
How to Sell Shares .....................................................     10
Fund Policy on Trading of Fund Shares and Redemption Fees  .............     11
Other Information About Your Account ...................................     11

MANAGING THE FUND                                                            14
-------------------------------------------------------------------------------
Investment Adviser .....................................................     14
Portfolio Managers .....................................................     14

OTHER INVESTMENT STRATEGIES AND RISKS                                        16
-------------------------------------------------------------------------------
The Information Edge ...................................................     16
Stock Strength Comes First .............................................     16
Derivative Strategies ..................................................     17
Temporary Defensive Strategies .........................................     17

FINANCIAL HIGHLIGHTS                                                         18
-------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn International seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, particularly outside the U.S., that are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.


Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the Fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV the next pricing day. Market timing activity may be disruptive to Fund management, and negatively impacts the investment returns of longer-term shareholders, since a market timer's profits are effectively paid directly out of the Fund's assets. Although the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------

  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

  Morgan Stanley's Europe, Australasia and Far East Index (EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. The Citigroup EMI Global ex-U.S. is Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries as selected by Salomon, excluding the U.S. The Citigroup EMI Global ex-U.S. is rebalanced once a year in June. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.

-------------------------------------------------------------------------------

[BAR CHART APPEARS HERE]
-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
-------------------------------------------------------------------------------


                1993                          49.11%
                1994                          -3.80%
                1995                           8.93%
                1996                          20.65%
                1997                           0.19%
                1998                          15.43%
                1999                          79.19%
                2000                         -20.02%
                2001                         -21.11%
                2002                         -16.10%

The Fund's year-to-date total return   For period shown in bar chart:
through March 31, 2003 was -6.43%.     Best quarter: 4th quarter 1999, +41.63%
                                       Worst quarter: 3rd quarter 2002, -19.67%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)
-------------------------------------------------------------------------------


                                      INCEPTION
                                         DATE     1 YEAR    5 YEAR(1)   10 YEARS

Class Z                                9/23/92
  Return Before Taxes                             -16.10%     1.83%       7.54%
  Return After Taxes on Distributions             -16.30%     0.62%       6.64%
  Return After Taxes on Distributions
  and Sale of Fund Shares                          -9.87%     1.78%       6.46%
--------------------------------------------------------------------------------
MSCI EAFE                                n/a      -15.94%    -2.89%       4.01%
--------------------------------------------------------------------------------
Citigroup EMI (Global ex-U.S.)(pretax)   n/a       -6.89%    -1.10%       3.00%
--------------------------------------------------------------------------------


(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

YOUR EXPENSES
-------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and other administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed if applicable)                      2.00(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) Charged only when selling or exchanging shares you have owned for 60 days or less, with certain exceptions. For more information about the redemption fee, see "Fund Policy on Trading of Fund Shares and Redemption Fees." There is also a $7.50 charge for wiring sale proceeds to your bank.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management fees(3) (%)                                                  0.83
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               None
-------------------------------------------------------------------------------
Other expenses (%)                                                      0.23
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                1.06

(3) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other Expenses."


-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


      1 YEAR             3 YEARS              5 YEARS              10 YEARS

       $108               $337                 $585                 $1,294

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling  1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.

ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares;
  (ii) who holds Class A shares that were exchanged with Class Z shares; or
  (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
-------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


-------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

-------------------------------------------------------------------------------

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
Generally, you may exchange your Class Z or Class A shares of the Fund for shares of another fund at no additional charge. However, if you exchange Class Z shares of Liberty Acorn International that you have owned 60 days or less for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that does not have a redemption fee (including Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Liberty Acorn
International and Liberty Acorn Foreign Forty (or a fund distributed by
Liberty Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for more information. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds
Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------


METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  Other than as described under "Fund Policy on Trading of Fund Shares and Redemption Fees," you or your financial adviser may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class
                             A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.


                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------


By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

In addition, if you redeem or exchange shares of the Fund that you have owned 60 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The Fund will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee. The Fund may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


-------------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record


o send the check to a third party address

o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISER
-------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.83% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for the daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.


LEAH J. ZELL
Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM from July 1992 before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984, heading up that team since 1994. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors, and is a vice president of Wanger Advisors Trust. Ms. Zell has the longest tenure of any mutual fund manager in the international small-cap category. She is a CFA and earned her BA and PhD from Harvard University.

P. ZACHARY EGAN
Co-portfolio manager
P. Zachary Egan is a vice president of Liberty Acorn Trust and co-portfolio manager of Liberty Acorn International since May 2003. He has been a member of the international team since 1999 and a research fellow with the Robert Bosch Foundation in Stuttgart, Germany prior thereto. Mr. Egan is a CFA and earned his MA degree from the University of Chicago and his BA degree from Middlbury College.

LOUIS J. MENDES
Co-portfolio manager
Louis J. Mendes is a vice president of Liberty Acorn Trust and co-portfolio manager of Liberty Acorn International since May 2003. He has been a member of the international team since 2001 and an analyst and portfolio manager with Merrill Lynch Investment Managers specializing in Asian equity markets prior thereto. Mr. Mendes is a CFA and earned his MA degree in International Management from the American Graduate School of International Management in Phoenix and BA degree from Columbia University.

On September 30, 2003, Ms. Zell will step down from her roles in which she carried out daily firm and portfolio management responsibilities. Ms. Zell will remain affiliated with Liberty WAM, acting in an advisory capacity.

-------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
-------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product




The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------------

CLASS Z                                                                                YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period         2002           2001         2000         1999         1998

NET ASSET VALUE, BEGINNING OF PERIOD                                $18.47         $23.85       $35.33       $20.82       $18.39
INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                              0.14           0.12         0.01         0.83         0.17
Net realized and unrealized gain (loss)                              (3.10)         (5.11)       (6.73)       15.45         2.68
----------------------------------------------------------------------------------------------------------------------------------
  Total Income from Investment Operations                            (2.96)         (4.99)       (6.72)       16.28         2.85
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                           (0.11)            --        (0.66)       (0.22)       (0.15)
From net realized gains                                                 --          (0.39)       (4.10)       (1.55)       (0.27)
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       (0.11)         (0.39)       (4.76)       (1.77)       (0.42)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $15.40         $18.47       $23.85       $35.33       $20.82
----------------------------------------------------------------------------------------------------------------------------------
Total return(b)                                                     (16.10)%       (21.11)%     (20.02)%      79.19%       15.43%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                                           1.06%          1.06%        1.05%        1.11%        1.12%
Net investment income(c)                                              0.80%          0.62%        0.02%        0.12%        0.86%
Portfolio turnover rate                                                 52%            45%          63%          46%          37%

Net assets, end of period (in millions)                             $1,241         $1,613       $2,459       $2,868       $1,725

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody fees paid indirectly had no impact.

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NOTES
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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829


o Liberty Acorn International


------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              793-01/818N-0403

-------------------------------------------------------------------------------
LIBERTY ACORN USA PROSPECTUS, MAY 1, 2003
-------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.
-------------------------------------------------------------------------------

TABLE OF CONTENTS


THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal ......................................................        2
Principal Investment Strategies ......................................        2
Principal Investment Risks ...........................................        2
Performance History ..................................................        4
Your Expenses ........................................................        6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------
How to Buy Shares ....................................................        7
Sales Charges ........................................................        8
How to Exchange Shares ...............................................       11
How to Sell Shares ...................................................       12
Fund Policy on Trading of Fund Shares ................................       13
Distribution and Service Fees ........................................       13
Other Information About Your Account .................................       13

MANAGING THE FUND                                                            16
-------------------------------------------------------------------------------
Investment Adviser ...................................................       16
Portfolio Manager ....................................................       16

OTHER INVESTMENT STRATEGIES AND RISKS                                        17
-------------------------------------------------------------------------------
The Information Edge .................................................       17
Stock Strength Comes First ...........................................       17
Derivative Strategies ................................................       18
Temporary Defensive Strategies .......................................       18

FINANCIAL HIGHLIGHTS                                                         19
-------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn USA seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn USA typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


The Fund generally invests substantially all of its assets in U.S. companies and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns and their prices could be more volatile.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------

  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion.

  The Fund's returns are compared to the Russell 2000(R) Index (Russell 2000(R)). The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.

-------------------------------------------------------------------------------
[BAR CHART APPEARS HERE]
-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
-------------------------------------------------------------------------------

                1993
                1994
                1995
                1996
                1997                          32.30%
                1998                           5.79%
                1999                          23.02%
                2000                          -9.11%
                2001                          18.65%
                2002                         -18.97%

The Fund's year-to-date total return    For period shown in bar chart:
through March 31, 2003 was -2.75%.      Best quarter: 2nd quarter 2001, +21.56%
                                        Worst quarter: 3rd quarter 2002, -21.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)
-------------------------------------------------------------------------------

                                       INCEPTION                         LIFE OF
                                         DATE      1 YEAR     5 YEARS   THE FUND


Class A                                10/16/00
  Return Before Taxes                              -23.63%     1.40%      8.26%
  Return After Taxes on Distributions              -23.63%     0.55%      7.42%
  Return After Taxes on Distributions
  and Sale of Fund Shares                          -14.51%     1.02%      6.70%
--------------------------------------------------------------------------------
Class B                                10/16/00
  Return Before Taxes                              -23.51%     1.99%      9.05%
  Return After Taxes on Distributions              -23.51%     1.13%      8.21%
  Return After Taxes on Distributions
  and Sale of Fund Shares                          -14.43%     1.52%      7.39%
--------------------------------------------------------------------------------
Class C                                10/16/00
  Return Before Taxes                              -20.29%     2.33%      9.05%
  Return After Taxes on Distributions              -20.29%     1.48%      8.21%
  Return After Taxes on Distributions
  and Sale of Fund Shares                          -12.46%     1.80%      7.39%
--------------------------------------------------------------------------------
Russell 2000(R) (pretax)                  n/a      -20.48%    -1.36%      3.53%
--------------------------------------------------------------------------------

(1) The Fund commenced operations on 9/4/96, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between the Class A, B, and C and Class Z. If differences in expenses had been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A           CLASS B          CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                              5.75              None             None
-------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                1.00(3)           5.00             1.00
-------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                  None(4)           None(4)          None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

-------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                     CLASS A           CLASS B          CLASS C
Management fees(5) (%)                                                                 0.93             0.93             0.93
-------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                              0.35             1.00             1.00
-------------------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                                                     0.46             0.46             0.46
-------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                               1.74             2.39             2.39


(5) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other
    Expenses."

-------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------------------------------------------------------


CLASS                                                                1 YEAR           3 YEARS          5 YEARS         10 YEARS
Class A:                                                              $742            $1,091           $1,464           $2,509
-------------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                     $242            $  745           $1,275           $2,565
         sold all your shares at the end of the period                $742            $1,045           $1,475           $2,565
-------------------------------------------------------------------------------------------------------------------------------
Class C: did not sell your shares                                     $242            $  745           $1,275           $2,726
         sold all your shares at the end of the period                $342            $  745           $1,275           $2,726

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


-------------------------------------------------------------------------------

  INVESTMENT MINIMUMS

  Initial Investment .................................................   $1,000
  Subsequent Investments .............................................      $50
  Automatic Investment Plan* .........................................      $50
  Retirement Plans* ..................................................      $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
-------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

-------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

-------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
CLASS A SALES CHARGES
-------------------------------------------------------------------------------

                                                                 % OF OFFERING
                                     AS A % OF                       PRICE
                                    THE PUBLIC        AS A %      RETAINED BY
                                     OFFERING         OF YOUR      FINANCIAL
AMOUNT INVESTED                        PRICE        INVESTMENT      ADVISOR


Less than $50,000                      5.75            6.10           5.00
------------------------------------------------------------------------------
$50,000 to less than $100,000          4.50            4.71           3.75
------------------------------------------------------------------------------
$100,000 to less than $250,000         3.50            3.63           2.75
------------------------------------------------------------------------------
$250,000 to less than $500,000         2.50            2.56           2.00
------------------------------------------------------------------------------
$500,000 to less than $1,000,000       2.00            2.04           1.75
------------------------------------------------------------------------------
$1,000,000 or more                     0.00            0.00           0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

-------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------

AMOUNT PURCHASED                                                   COMMISSION %

First $3 million                                                       1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                                     0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                                    0.50
-------------------------------------------------------------------------------
$25 million or more                                                    0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

-------------------------------------------------------------------------------

  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

-------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


PURCHASES OF LESS THAN $250,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD


Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    3.00
-------------------------------------------------------------------------------
Through fourth year                                                   3.00
-------------------------------------------------------------------------------
Through fifth year                                                    2.00
-------------------------------------------------------------------------------
Through sixth year                                                    1.00
-------------------------------------------------------------------------------
Longer than six years                                                 0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00
-------------------------------------------------------------------------------
Longer than three years                                               0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through one year                                                      1.00
-------------------------------------------------------------------------------
Longer than one year                                                  0.00

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (See the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account -- Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------


INVESTMENT ADVISER
-------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.93% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

ROBERT A. MOHN

Lead portfolio manager


Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, co-managed Liberty Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and a MBA from the University of Chicago.


-------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
-------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product



The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst &
Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN USA
--------------------------------------------------------------------------------------------------------------------------------


CLASS A SHARES                                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                           2002            2001           2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                  $17.50          $14.88          $13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                                 (0.19)          (0.19)          (0.01)
Net realized and unrealized gain (loss)                                                (3.13)           2.96            1.06
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                     (3.32)           2.77            1.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                                   --           (0.15)             --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                            --           (0.15)             --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $14.18          $17.50          $14.88
--------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                       (18.97)%         18.65%           7.59%(d)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                                                             1.74%           1.84%           1.17%(f)
Net investment loss(e)                                                                 (1.21)%         (1.13)%         (0.49)%(f)
Portfolio turnover rate                                                                   31%             24%             45%(d)

Net assets at end of period (000's)                                                  $32,422         $20,455            $798

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.


--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN USA
--------------------------------------------------------------------------------------------------------------------------------


CLASS B SHARES                                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                           2002            2001           2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                  $17.40          $14.87          $13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                                 (0.29)          (0.30)          (0.03)
Net realized and unrealized gain (loss)                                                (3.10)           2.96            1.07
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                     (3.39)           2.66            1.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                                   --           (0.13)             --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                            --           (0.13)             --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  END OF PERIOD                                                       $14.01          $17.40          $14.87
--------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                       (19.48)%         17.92%           7.52%(d)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                                                             2.39%           2.49%           1.82%(f)
Net investment loss(e)                                                                 (1.86)%         (1.78)%         (1.14)%(f)
Portfolio turnover rate                                                                   31%             24%             45%(d)

Net assets at end of period (000's)                                                  $37,478         $27,722            $685

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.


--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN USA
--------------------------------------------------------------------------------------------------------------------------------


CLASS C SHARES                                                                              YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                           2002            2001          2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                  $17.40          $14.87          $13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                                 (0.29)          (0.30)          (0.03)
Net realized and unrealized gain (loss)                                                (3.10)           2.96            1.07
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                     (3.39)           2.66            1.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                                   --           (0.13)             --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                            --           (0.13)             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  END OF PERIOD                                                       $14.01          $17.40          $14.87
---------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                       (19.48)%         17.92%           7.52%(d)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                                                             2.39%           2.49%           1.82%(f)
Net investment loss(e)                                                                 (1.86)%         (1.78)%         (1.14)%(f)
Portfolio turnover rate                                                                   31%             24%             45%(d)

Net assets at end of period (000's)                                                  $18,313         $13,049            $347

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.

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

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829


o Liberty Acorn USA


------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              794-01/588N-0403

-------------------------------------------------------------------------------
LIBERTY ACORN USA   PROSPECTUS, MAY 1, 2003
-------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
-------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2

Performance History ......................................................   4
Your Expenses ............................................................   6

YOUR ACCOUNT                                                                 7
-------------------------------------------------------------------------------
How to Buy Shares ........................................................   7
Eligible Investors .......................................................   8
Sales Charges ............................................................   8
How to Exchange Shares ...................................................   9
How to Sell Shares .......................................................   9
Fund Policy on Trading of Fund Shares ....................................  10
Other Information About Your Account .....................................  11

MANAGING THE FUND                                                           13
-------------------------------------------------------------------------------
Investment Adviser .......................................................  13
Portfolio Manager ........................................................  13

OTHER INVESTMENT STRATEGIES AND RISKS                                       14
-------------------------------------------------------------------------------
The Information Edge .....................................................  14
Stock Strength Comes First ...............................................  14
Derivative Strategies ....................................................  15
Temporary Defensive Strategies ...........................................  15

FINANCIAL HIGHLIGHTS                                                        16
-------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn USA seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies. Liberty Acorn USA typically looks for companies with:

  o A strong business franchise that offers growth potential.

  o Products and services that give the company a competitive advantage.


  o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


The Fund generally invests substantially all of its assets in U.S. companies, and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Russell 2000(R) Index (Russell 2000(R)). The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.
  ------------------------------------------------------------------------------

[BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                1993
                1994
                1995
                1996
                1997                          32.30%
                1998                           5.79%
                1999                          23.02%
                2000                          -8.99%
                2001                          19.25%
                2002                         -18.49%



The Fund's year-to-date total return   For period shown in bar chart:
through March 31, 2003 was -2.59%.     Best quarter: 2nd quarter 2001, +21.71%
                                       Worst quarter: 3rd quarter 2002, -21.21%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           5 YEARS         THE FUND


Class Z                                                              9/4/96
-------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                 -18.49%           2.86%            9.49%
  Return After Taxes on Distributions                                                 -18.49%           1.95%            8.60%
  Return After Taxes on Distributions and Sale of Fund Shares                         -11.35%           2.18%            7.74%
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) (pretax)                                               n/a            -20.48%          -1.36%            3.53%
-------------------------------------------------------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None(2)


(1) A $10 annual fee is deduced from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                  0.93
--------------------------------------------------------------------------------

Distribution and service (12b-1) fees (%)                               None
--------------------------------------------------------------------------------

Other expenses (%)                                                      0.24
--------------------------------------------------------------------------------

Total annual fund operating expenses (%)                                1.17


(3) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other Expenses."


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

              1 YEAR         3 YEARS          5 YEARS          10 YEARS


               $119            $372             $644            $1,420

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A shares of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                    another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares;
  (ii) who holds Class A shares that were exchanged with Class Z shares; or
  (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment


o clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
--------------------------------------------------------------------------------


If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value.
Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The
Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------


METHOD                       INSTRUCTIONS
Through your financial       You may call your financial advisor to place your sell order. To receive the current trading day's
advisor                      price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

  ------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.93% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

ROBERT A. MOHN
Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, co-managed Liberty Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and a MBA from the University of Chicago.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product



The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.

----------------------------------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned
(or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN USA
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Z SHARES                                                                    YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period   2002            2001            2000          1999          1998

NET ASSET VALUE, BEGINNING OF PERIOD                          $17.52          $14.90          $16.75        $14.80        $15.12
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)(a)                                (0.10)          (0.08)          (0.05)         0.00(b)      (0.07)

Net realized and unrealized gain (loss)                        (3.14)           2.94           (1.48)         3.32          0.87
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             (3.24)           2.86           (1.53)         3.32          0.80
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        --              --           (0.00)(b)        --            --

From net realized gains                                           --           (0.24)          (0.32)        (1.37)        (1.12)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                    --           (0.24)          (0.32)        (1.37)        (1.12)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $14.28          $17.52          $14.90        $16.75        $14.80
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                               (18.49)%         19.25%          (8.99)%       23.02%         5.79%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

Expenses(d)                                                     1.17%           1.17%           1.15%         1.15%         1.20%

Net investment income (loss)(d)                                (0.64)%         (0.46)%         (0.32)%        0.00%(e)     (0.42)%

Portfolio turnover rate                                           31%             24%             45%           49%           42%

Net assets at end of period (in millions)                       $235            $229            $222          $371          $281

(a) Per share was based upon the average shares outstanding during each period.

(b) Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested.
(d) The benefits derived from custody fees paid indirectly had no impact.
(e) Rounds to less than 0.01%.

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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn USA

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              794-01/589N-0403

--------------------------------------------------------------------------------
LIBERTY ACORN TWENTY   PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2
Performance History ......................................................   3
Your Expenses ............................................................   5

YOUR ACCOUNT                                                                 7
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   7
Sales Charges ............................................................   8
How to Exchange Shares ...................................................  11
How to Sell Shares .......................................................  11
Fund Policy on Trading of Fund Shares ....................................  12
Distribution and Service Fees ............................................  13
Other Information About Your Account .....................................  13


MANAGING THE FUND                                                           15
--------------------------------------------------------------------------------
Investment Adviser .......................................................  15
Portfolio Manager ........................................................  15

OTHER INVESTMENT STRATEGIES AND RISKS                                       16
--------------------------------------------------------------------------------
The Information Edge .....................................................  16
Stock Strength Comes First ...............................................  16
Derivative Strategies ....................................................  17
Temporary Defensive Strategies ...........................................  17


FINANCIAL HIGHLIGHTS                                                        18
--------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Twenty typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 3 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three-year and life of the Fund periods. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion.

  The Fund's returns are compared to the Standard & Poor's Mid Cap 400 Index (S&P Index). The S&P Index is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.
  ------------------------------------------------------------------------------

[BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

                1993
                1994
                1995
                1996
                1997
                1998
                1999                          29.30%
                2000                          11.60%
                2001                           7.65%
                2002                          -8.17%


The Fund's year-to-date total return    For period shown in bar chart:
through March 31, 2003 was +1.72%.      Best quarter: 4th quarter 2001, +17.47%
                                        Worst quarter: 3rd quarter 2001, -11.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)
------------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           3 YEARS         THE FUND


Class A                                                             10/16/00
  Return Before Taxes                                                                 -13.45%           1.31%            9.28%
  Return After Taxes on Distributions                                                 -13.45%           0.64%            8.65%
  Return After Taxes on Distributions and Sale of Fund Shares                          -8.26%           0.90%            7.43%
------------------------------------------------------------------------------------------------------------------------------------
Class B                                                             10/16/00
  Return Before Taxes                                                                 -13.33%           1.88%           10.12%
  Return After Taxes on Distributions                                                 -13.33%           1.19%            9.47%
  Return After Taxes on Distributions and Sale of Fund Shares                          -8.19%           1.36%            8.14%
------------------------------------------------------------------------------------------------------------------------------------
Class C                                                             10/16/00
  Return Before Taxes                                                                  -9.68%           2.83%           10.48%
  Return After Taxes on Distributions                                                  -9.68%           2.16%            9.84%
  Return After Taxes on Distributions and Sale of Fund Shares                          -5.95%           2.13%            8.44%
------------------------------------------------------------------------------------------------------------------------------------
S&P Mid Cap 400 Index                                                  n/a            -14.51%          -0.05%            6.04%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/23/98, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B. and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any differences in expenses (such as Rule
    12b-1 fees) between Class A, B and C and Class Z. If differences in expenses had been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years
  ------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A           CLASS B          CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                                5.75             None             None
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                  1.00(3)          5.00             1.00
------------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                    None(4)          None(4)          None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A           CLASS B          CLASS C


Management fees(5) (%)                                                                 0.90             0.90             0.90
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                              0.35             1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                                                     0.55             0.55             0.55
------------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)                                            1.80             2.45             2.45

(5) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other
    Expenses."

(6) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for
    Class A, Class B and Class C shares. This arrangement may be modified or terminated by either the Fund or its adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.70%, 2.35%
    and 2.35%, respectively.


------------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
------------------------------------------------------------------------------------------------------------------------------------

CLASS                                                                1 YEAR           3 YEARS          5 YEARS         10 YEARS


Class A:                                                              $747            $1,109           $1,494           $2,569
------------------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                     $248            $  764           $1,306           $2,626
         sold all your shares at the end of the period                $748            $1,064           $1,506           $2,626
------------------------------------------------------------------------------------------------------------------------------------
Class C: did not sell your shares                                     $248            $  764           $1,306           $2,786
         sold all your shares at the end of the period                $348            $  764           $1,306           $2,786

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


  ------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment ................................................. $1,000
  Subsequent Investments .............................................    $50
  Automatic Investment Plan* .........................................    $50
  Retirement Plans* ..................................................    $25
  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
  ------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

------------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
--------------------------------------------------------------------------------


CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                  % OF OFFERING
                                       AS A % OF                      PRICE
                                      THE PUBLIC       AS A %      RETAINED BY
                                       OFFERING        OF YOUR      FINANCIAL
AMOUNT INVESTED                          PRICE       INVESTMENT      ADVISOR


Less than $50,000                        5.75           6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000            4.50           4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000           3.50           3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000           2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000         2.00           2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                       0.00           0.00           0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

  ------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               5.00
--------------------------------------------------------------------------------
Through second year                                              4.00
--------------------------------------------------------------------------------
Through third year                                               3.00
--------------------------------------------------------------------------------
Through fourth year                                              3.00
--------------------------------------------------------------------------------
Through fifth year                                               2.00
--------------------------------------------------------------------------------
Through sixth year                                               1.00
--------------------------------------------------------------------------------

Longer than six years                                            0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00
--------------------------------------------------------------------------------
Longer than three years                                          0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through one year                                                 1.00
--------------------------------------------------------------------------------
Longer than one year                                             0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
------------------------------------------------------------------------------------------------------------------------------------

By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account -- Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

   TYPES OF DISTRIBUTIONS

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

JOHN H. PARK
Lead portfolio manager
John Park is a vice president of Liberty Acorn Trust. He has managed Liberty Acorn Twenty since its inception in 1998, and co-managed Liberty Acorn Fund since May 2003. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product


The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.

----------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST

--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the
Fund's Class A, Class B and Class C shares fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN TWENTY
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES                                                                             YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                      2002              2001             2000(A)

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $15.17            $14.12            $13.47
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(b)                                                    (0.16)            (0.10)             0.01
Net realized and unrealized gain (loss)                                            (1.08)             1.18              0.84
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                 (1.24)             1.08              0.85
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                            --                --             (0.01)
From net realized gains                                                               --             (0.03)            (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                        --             (0.03)            (0.20)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $13.93            $15.17            $14.12
---------------------------------------------------------------------------------------------------------------------------------
Total Return (c)                                                                   (8.17)%(d)         7.65%(d)          6.32%(e)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                            1.70%(f)          1.70%             0.76%(f)(g)
Net investment income (loss)                                                       (1.11)%(f)        (0.79)%            0.23%(f)(g)
Reimbursement                                                                       0.10%             0.18%               --
Portfolio turnover rate                                                               40%               82%              116%(e)

Net assets at end of period (000's)                                              $31,742           $11,900            $3,267

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.



-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN TWENTY
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                     2002              2001             2000(A)

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                              $15.05            $14.10            $13.47
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                            (0.25)            (0.20)            (0.01)
Net realized and unrealized gain (loss)                                           (1.07)             1.18              0.84
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                (1.32)             0.98              0.83
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                           --                --             (0.01)
From net realized gains                                                              --             (0.03)            (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                       --             (0.03)            (0.20)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                   $13.73            $15.05            $14.10
---------------------------------------------------------------------------------------------------------------------------------
Total Return (c)                                                                  (8.77)%(d)         6.95%(d)          6.17%(e)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                           2.35%(f)          2.35%             1.41%(f)(g)
Net investment loss                                                               (1.76)%(f)        (1.44)%           (0.42)%(f)(g)
Reimbursement                                                                      0.10%             0.18%               --
Portfolio turnover rate                                                              40%               82%              116%(e)

Net assets at end of period (000's)                                             $33,106           $13,358            $4,249

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.


---------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN TWENTY
---------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                                                                            YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                     2002              2001             2000(A)

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $15.05            $14.10            $13.47
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                            (0.25)            (0.20)            (0.01)
Net realized and unrealized gain (loss)                                           (1.07)             1.18              0.84
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                (1.32)             0.98              0.83
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                           --                --             (0.01)
From net realized gains                                                              --             (0.03)            (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                       --             (0.03)            (0.20)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                   $13.73            $15.05            $14.10
---------------------------------------------------------------------------------------------------------------------------------
Total Return (c)                                                                  (8.77)%(d)         6.95%(d)          6.17%(e)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                                           2.35%(f)          2.35%             1.41%(f)(g)
Net investment loss                                                               (1.76)%(f)        (1.44)%           (0.42)%(f)(g)
Reimbursement                                                                      0.10%             0.18%               --
Portfolio turnover rate                                                              40%               82%              116%(e)

Net assets at end of period (000's)                                             $10,919            $4,945            $1,070

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.

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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn Twenty

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              795-01/586N-0403

--------------------------------------------------------------------------------
LIBERTY ACORN TWENTY PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2

Performance History ......................................................   4
Your Expenses ............................................................   6

YOUR ACCOUNT                                                                 7
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   7
Eligible Investors .......................................................   8
Sales Charges ............................................................   9
How to Exchange Shares ...................................................   9
How to Sell Shares .......................................................   9
Fund Policy on Trading of Fund Shares ....................................  10
Other Information About Your Account .....................................  11

MANAGING THE FUND                                                           13
--------------------------------------------------------------------------------
Investment Adviser .......................................................  13
Portfolio Manager ........................................................  13

OTHER INVESTMENT STRATEGIES AND RISKS                                       14
--------------------------------------------------------------------------------
The Information Edge .....................................................  14
Stock Strength Comes First ...............................................  14
Derivative Strategies ....................................................  15
Temporary Defensive Strategies ...........................................  15

FINANCIAL HIGHLIGHTS                                                        16
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Twenty typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 3 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, three-year and life of the Fund periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Standard & Poor's Mid Cap 400 Index (S&P Index). The S&P Index is an unmanaged, market value-weighted index of 400 mid cap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.
  ------------------------------------------------------------------------------
[BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------


                1993
                1994
                1995
                1996
                1997
                1998
                1999                          29.30%
                2000                          11.68%
                2001                           8.00%
                2002                          -7.81%



The Fund's year-to-date total return    For period shown in bar chart:
through March 31, 2003 was +1.85%.      Best quarter: 4th quarter 2001, +17.57%
                                        Worst quarter: 3rd quarter 2001, -11.34%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           3 YEARS         THE FUND


Class Z                                                             11/23/98
  Return Before Taxes                                                                 -7.81%            3.60%           11.08%
  Return After Taxes on Distributions                                                 -7.81%            2.92%           10.43%
  Return After Taxes on Distributions and Sale of Fund Shares                         -4.80%            2.74%            8.94%
-------------------------------------------------------------------------------------------------------------------------------
S&P Mid Cap 400 Index (pretax)                                         n/a            -14.51%          -0.05%            6.04%
-------------------------------------------------------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                  0.90
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               None
--------------------------------------------------------------------------------
Other expenses (%)                                                      0.36
--------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                             1.26

(3) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other Expenses."

(4) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class Z.


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

             1 YEAR       3 YEARS        5 YEARS        10 YEARS


              $128         $400           $692           $1,523

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A shares of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic fund transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                    another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares;
  (ii) who holds Class A shares that were exchanged with Class Z shares; or
  (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS


  The Fund offers one class of shares in this prospectus -- CLASS Z.


The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

  ------------------------------------------------------------------------------


If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------


You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

  ------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------


Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

JOHN H. PARK
Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust. He has managed Liberty Acorn Twenty since its inception in 1998, and co-managed Liberty Acorn Fund since May 2003. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product


The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's Class Z fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN TWENTY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             INCEPTION NOVEMBER 23
CLASS Z                                                                 YEAR ENDED DECEMBER 31,               THROUGH DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period   2002          2001          2000        1999            1998
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.23        $14.13      $13.70      $10.71           $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                                (0.10)        (0.05)      (0.07)      (0.08)            0.00(b)
Net realized and unrealized gain (loss)                        (1.09)         1.18        1.59        3.21             0.71
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             (1.19)         1.13        1.52        3.13             0.71
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        --            --       (0.01)         --               --
From net realized gains                                           --         (0.03)      (1.08)      (0.14)              --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                    --         (0.03)      (1.09)      (0.14)              --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $14.04        $15.23      $14.13      $13.70           $10.71
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                (7.81)%(d)     8.00%(d)   11.68%      29.30%(d)         7.10%(d)(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                        1.26%(f)      1.35%       1.34%(g)    1.37%(g)         1.41%(g)(h)
Net investment income (loss)                                   (0.67)%(f)    (0.44)%     (0.52)%(g)  (0.62)%(g)        0.22%(g)(h)
Reimbursement                                                   0.01%         0.03%         --        0.04%            0.42%(h)
Portfolio turnover rate                                           40%           82%        116%        101%             173%(h)

Net assets at end of period (in millions)                        $93           $70         $67         $68              $34

(a) Per share data was calculated using average shares outstanding during the period.

(b) Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.32% and (0.50%), respectively for the year ended December 31, 2000, 1.35% and (0.60%), respectively for the year ended December 31, 1999, and 1.35% and 0.28% for the period ended December 31, 1998.
(h) Annualized.

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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn Twenty

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              795-01/587N-0403

--------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2

Performance History ......................................................   4
Your Expenses ............................................................   6

YOUR ACCOUNT                                                                 8
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   8
Sales Charges ............................................................   9
How to Exchange Shares ...................................................  12
How to Sell Shares .......................................................  12
Fund Policy on Trading of Fund Shares ....................................  14
Distribution and Service Fees ............................................  14
Other Information About Your Account .....................................  14

MANAGING THE FUND                                                           17
--------------------------------------------------------------------------------
Investment Adviser .......................................................  17
Portfolio Managers .......................................................  17

OTHER INVESTMENT STRATEGIES AND RISKS                                       18
--------------------------------------------------------------------------------
The Information Edge .....................................................  18
Stock Strength Comes First ...............................................  18
Derivative Strategies ....................................................  19
Temporary Defensive Strategies ...........................................  19

FINANCIAL HIGHLIGHTS                                                        20
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 billion to $25 billion, at the time of purchase.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Foreign Forty is an international fund and, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.


Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the Fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV the next pricing day. Market timing activity may be disruptive to fund management, and negatively impacts the investment returns of longer-term shareholders, since a market timer's profits are effectively paid directly out of the Fund's assets. Although the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 3 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three-year and life of the Fund periods. The table shows returns of each share class and includes the effects of both fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion.

  The Fund's returns are compared to the Citigroup World ex-U.S. Cap Range $2-10 Billion Index (Citigroup Cap Range 2-10B). The Citigroup Cap Range $2-10B is Citigroup's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.
--------------------------------------------------------------------------------

[BAR CHART APPEARS HERE]
--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

                1993
                1994
                1995
                1996
                1997
                1998
                1999                          81.60%
                2000                         -13.35%
                2001                         -29.17%
                2002                         -15.16%



The Fund's year-to-date total return   For period shown in bar chart:
through March 31, 2003 was -8.11%.     Best quarter: 4th quarter 1999, +46.65%
                                       Worst quarter: 3rd quarter 2001, -22.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           3 YEARS         THE FUND

Class A                                                             10/16/00
  Return Before Taxes                                                                 -20.04%          -21.12%          -0.48%
  Return After Taxes on Distributions                                                 -20.04%          -21.23%          -0.61%
  Return After Taxes on Distributions and Sale of Fund Shares                         -12.30%          -16.01%          -0.40%
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                             10/16/00
  Return Before Taxes                                                                 -19.93%          -20.77%           0.09%
  Return After Taxes on Distributions                                                 -19.93%          -20.88%          -0.03%
  Return After Taxes on Distributions and Sale of Fund Shares                         -12.24%          -15.76%           0.06%
-----------------------------------------------------------------------------------------------------------------------------------
Class C                                                             10/16/00
  Return Before Taxes                                                                 -16.55%          -19.94%           0.60%
  Return After Taxes on Distributions                                                 -16.55%          -20.05%           0.48%
  Return After Taxes on Distributions and Sale of Fund Shares                         -10.16%          -15.18%           0.47%
-----------------------------------------------------------------------------------------------------------------------------------
  Citigroup Cap Range $2-10B (pretax)                                  n/a             -9.18%          -10.33%          -1.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/23/98, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of
    Class Z shares. The Class A, B and C share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A, B and C and Class Z. If differences in expenses had been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of
    Fund expenses by the adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The Fund's Class Z performance in 1999 was achieved during a period of unusual market conditions.


YOUR EXPENSES
--------------------------------------------------------------------------------


Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs, including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years
  ------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                     CLASS A           CLASS B          CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                              5.75              None             None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                1.00(4)           5.00             1.00
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                  None(5)           None(5)          None(5)

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(5) There is a $7.50 charge for wiring sale proceeds to your bank.


-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS A           CLASS B          CLASS C


Management fees(6) (%)                                                                 0.95             0.95             0.95
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                              0.35             1.00             1.00
-----------------------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                                                     0.89             0.89             0.89
-----------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)                                            2.19             2.84             2.84

(6) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other
    Expenses."
(7) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for
    Class A, Class B and Class C, respectively. This arrangement may be modified or terminated by either the Fund or its adviser on
    30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.80%, 2.45%
    and 2.45%, respectively.

-----------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS                                                                1 YEAR           3 YEARS          5 YEARS         10 YEARS

Class A:                                                              $779            $1,204           $1,653           $2,895
-----------------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                     $281            $  862           $1,469           $2,954
         sold all your shares at the end of the period                $781            $1,162           $1,669           $2,954
-----------------------------------------------------------------------------------------------------------------------------------
Class C: did not sell your shares                                     $281            $  862           $1,469           $3,109
         sold all your shares at the end of the period                $381            $  862           $1,469           $3,109


--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


  ------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment .................................................. $1,000
  Subsequent Investments ..............................................    $50
  Automatic Investment Plan* ..........................................    $50
  Retirement Plans* ...................................................    $25
  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
  ------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------


METHOD                       INSTRUCTIONS
Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
  ------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                 % OF OFFERING
                                    AS A % OF                        PRICE
                                   THE PUBLIC        AS A %       RETAINED BY
                                    OFFERING         OF YOUR       FINANCIAL
AMOUNT INVESTED                       PRICE        INVESTMENT       ADVISOR


Less than $50,000                     5.75            6.10            5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000         4.50            4.71            3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000        3.50            3.63            2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000        2.50            2.56            2.00
--------------------------------------------------------------------------------

$500,000 or more                      2.00            2.04            1.75

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.

--------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               5.00
--------------------------------------------------------------------------------
Through second year                                              4.00
--------------------------------------------------------------------------------
Through third year                                               3.00
--------------------------------------------------------------------------------
Through fourth year                                              3.00
--------------------------------------------------------------------------------
Through fifth year                                               2.00
--------------------------------------------------------------------------------
Through sixth year                                               1.00
--------------------------------------------------------------------------------

Longer than six years                                            0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00
--------------------------------------------------------------------------------
Longer than three years                                          0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               3.00
--------------------------------------------------------------------------------
Through second year                                              2.00
--------------------------------------------------------------------------------
Through third year                                               1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through one year                                                 1.00
--------------------------------------------------------------------------------
Longer than one year                                             0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. If you acquired Class A shares of Liberty Acorn Foreign Forty by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. If you have acquired Class A shares of Liberty Acorn Foreign Forty by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. If you acquired Class A shares of Liberty Acorn Foreign Forty by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account -- Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

  ------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.


TODD NARTER
Liberty Acorn Foreign Forty, Co-portfolio manager
Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.


CHRIS OLSON
Liberty Acorn Foreign Forty, Co-portfolio manager


Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------


The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product



The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the
Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES                                                                                YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                             2002           2001          2000(a)

NET ASSET VALUE, BEGINNING OF PERIOD                                                    $12.07         $17.15         $17.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                                                                   (0.01)         (0.09)         (0.03)
Net realized and unrealized loss                                                         (1.82)         (4.90)         (0.53)
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                       (1.83)         (4.99)         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                                  --          (0.01)            --
From net realized gains                                                                     --          (0.08)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                              --          (0.09)            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $10.24         $12.07         $17.15
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                         (15.16)%(d)    (29.17)%(d)     (3.16)%(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                                                               1.80%          1.80%          1.29%(g)
Net investment loss(f)                                                                   (0.09)%        (0.67)%        (0.79)%(g)
Reimbursement                                                                             0.33%          0.23%            --
Portfolio turnover rate                                                                    102%            82%            79%(e)

Net assets at end of period (000's)                                                     $2,612         $2,861         $3,172

(a)  Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.



-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES                                                                                YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                             2002           2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $11.96         $17.13         $17.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                                                                   (0.08)         (0.18)         (0.05)
Net realized and unrealized loss                                                         (1.80)         (4.90)         (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                       (1.88)         (5.08)         (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                                  --          (0.01)            --
From net realized gains                                                                     --          (0.08)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                              --          (0.09)            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $10.08         $11.96         $17.13
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                         (15.72)%(d)    (29.73)%(d)     (3.27)%(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                                                               2.45%          2.45%          1.94%(g)
Net investment loss(f)                                                                   (0.74)%        (1.32)%        (1.44)%(g)
Reimbursement                                                                             0.33%          0.23%            --
Portfolio turnover rate                                                                    102%            82%            79%(e)

Net assets at end of period (000's)                                                     $1,835         $2,069         $1,551

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.


-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES                                                                                YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period                             2002           2001          2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $11.97         $17.14         $17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                                                   (0.08)         (0.18)         (0.05)
Net realized and unrealized loss                                                         (1.80)         (4.90)         (0.52)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                       (1.88)         (5.08)         (0.57)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                                                  --          (0.01)            --
From net realized gains                                                                     --          (0.08)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                              --          (0.09)            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $10.09         $11.97         $17.14
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                         (15.71)%(d)    (29.71)%(d)     (3.22)%(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(f)                                                                               2.45%          2.45%          1.94%(g)
Net investment loss(f)                                                                   (0.74)%        (1.32)%        (1.44)%(g)
Reimbursement                                                                             0.33%          0.23%            --
Portfolio turnover rate                                                                    102%            82%            79%(e)

Net assets at end of period (000's)                                                     $2,915         $3,885         $3,399

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.

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NOTES
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
FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Liberty Acorn Foreign Forty

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              797-01/682N-0403

-------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY PROSPECTUS, MAY 1, 2003
-------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.



-------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal ........................................................      2
Principal Investment Strategies ........................................      2
Principal Investment Risks .............................................      2
Performance History ....................................................      4
Your Expenses ..........................................................      6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------
How to Buy Shares ......................................................      7
Eligible Investors .....................................................      7
Sales Charges ..........................................................      8
How to Exchange Shares .................................................      9
How to Sell Shares .....................................................      9
Fund Policy on Trading of Fund Shares and Redemption Fees ..............     10
Other Information About Your Account ...................................     11

MANAGING THE FUND                                                            13
-------------------------------------------------------------------------------
Investment Adviser .....................................................     13
Portfolio Managers .....................................................     13

OTHER INVESTMENT STRATEGIES AND RISKS                                        14
-------------------------------------------------------------------------------
The Information Edge ...................................................     14
Stock Strength Comes First .............................................     14
Derivative Strategies ..................................................     15
Temporary Defensive Strategies .........................................     15

FINANCIAL HIGHLIGHTS                                                         16
-------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 to $25 billion at the time of purchase.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

o A strong business franchise that offers growth potential.

o Products and services that give the company a competitive advantage.


o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Foreign Forty is an international fund and, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.


Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers are short-term investors who buy shares of the fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's NAV the next pricing day. Market timing activity may be disruptive to fund management, and negatively impacts the investment returns of longer-term shareholders, since a market timer's profits are effectively paid directly out of the Fund's assets. Althrough the Fund attempts to discourage market timing activities, it may be unable to prevent all market timing.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 3 years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

-------------------------------------------------------------------------------

  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, three year and life of the Fund periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Citigroup World ex-U.S. Cap Range $2-10 Billion Index (Citigroup Cap Range $2-10B). The Citigroup Cap Range $2-10B is Citigroup's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.

-------------------------------------------------------------------------------

[BAR CHART APPEARS HERE]
-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
-------------------------------------------------------------------------------


                1993
                1994
                1995
                1996
                1997
                1998
                1999                          81.60%
                2000                         -13.35%
                2001                         -29.05%
                2002                         -14.89%

The Fund's year-to-date total return    For period shown in bar chart:
through March 31, 2003 was -7.87%.      Best quarter: 4th quarter 1999, +46.65%
                                        Worst quarter: 3rd quarter 2001, -22.80%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002(1)
-------------------------------------------------------------------------------

                                       INCEPTION                        LIFE OF
                                         DATE      1 YEAR     3 YEARS   THE FUND


Class Z                                11/23/98
  Return Before Taxes                              -14.89%    -19.42%     1.08%
  Return After Taxes on Distributions              -14.89%    -19.53%     0.96%
  Return After Taxes on Distributions
  and Sale of Fund Shares                           -9;14%     -14.80%     0.85%
--------------------------------------------------------------------------------
Citigroup Cap Range $2-10B (pretax)       n/a      -9.18%    -10.33%     -1.99%
--------------------------------------------------------------------------------


(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions.

YOUR EXPENSES
-------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the lesser of purchase price or redemption price)   None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      2.00(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) Charged only when selling or exchanging shares you have owned for 60 days or less, with certain exceptions. For more information about the redemption fee, see "Fund Policy on Trading of Fund Shares and Redemption Fees." There is also a $7.50 charge for wiring sale proceeds to your bank.


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


Management fees(3) (%)                                                  0.95
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               None
-------------------------------------------------------------------------------
Other expenses (%)                                                      0.77
-------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                             1.72

(3) In addition to the management fee, the Fund pays the adviser an administrative fee of 0.05%, which is included in "Other Expenses."

(4) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or the adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z shares would be 1.45%.


-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

             1 YEAR         3 YEARS         5 YEARS           10 YEARS


              $175           $542            $933              $2,030

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts, fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

-----------------------------------------------------------------------------------------------------------------------------------

By exchange                  You may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A shares of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.


ELIGIBLE INVESTORS
-------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares;
  (ii) who holds Class A shares that were exchanged with Class Z shares; or
  (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisers that both recommend the purchase of fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
-------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


-------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

-------------------------------------------------------------------------------


If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
Generally, you may exchange your Class Z or Class A shares of the Funds for shares of another Fund at no additional charge. However, if you exchange Class Z shares of Liberty Acorn Foreign Forty that you have owned 60 days or less for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that does not have a redemption fee (including Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Liberty Acorn
International and Liberty Acorn Foreign Forty (or a fund distributed by
Liberty Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for more information. You also may exchange your Class Z shares of any Fund for Class Z shares, or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds
Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------


METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------

By exchange                  Other than as described under "Fund Policy on Trading of Fund Shares and Redemption Fees," you or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.


                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

In addition, if you redeem or exchange shares of the Fund that you have owned 60 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The Fund will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions or shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee. The Fund may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------


Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------


INVESTMENT ADVISER
-------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.


WAM was renamed Liberty WAM on September 29, 2000. As of November 1, 2001, Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Liberty WAM's advisory fee for managing the Fund in 2002 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

TODD M. NARTER
Co-portfolio manager
Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

CHRISTOPHER J. OLSON
Co-portfolio manager
Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January, 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

-------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. The adviser may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
-------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

GROWTH POTENTIAL                  FINANCIAL STRENGTH                    FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------
o superior technology             o low debt                            o reasonable stock price relative
o innovative marketing            o adequate working capital              to growth potential
o managerial skill                o conservative accounting practices   o valuable assets
o market niche                    o adequate profit margin
o good earnings prospects
o strong demand for product



The realization of this growth    A strong balance sheet gives          Once Liberty WAM uncovers an
potential would likely produce    management greater flexibility to     attractive company, it identifies
superior performance that is      pursue strategic objectives and       a price that it believes would
sustainable over time.            is essential to maintaining a         also make the stock a good value.
                                  competitive advantage.
----------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty
WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    INCEPTION
                                                                                                                   NOVEMBER 23,
                                                                                                                     THROUGH
CLASS Z                                                                     YEAR ENDED DECEMBER 31,                DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period     2002           2001         2000         1999         1998

NET ASSET VALUE,  BEGINNING OF PERIOD                            $12.09        $17.15       $19.93       $11.00       $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                                    0.03         (0.05)       (0.11)       (0.02)       (0.01)
Net realized and unrealized gain (loss)                           (1.83)        (4.92)       (2.53)        8.98         1.01
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                (1.80)        (4.97)       (2.64)        8.96         1.00
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                           --         (0.01)       (0.04)          --           --
From net realized gains                                              --         (0.08)       (0.10)       (0.03)          --
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                       --         (0.09)       (0.14)       (0.03)          --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  END OF PERIOD                                  $10.29        $12.09       $17.15       $19.93       $11.00
--------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                  (14.89)%(c)   (29.05)%(c)  (13.35)%      81.60%(c)    10.00%(c)(d)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                           1.45%(e)      1.45%(e)     1.33%(e)     1.48%(f)     1.73%(f)(g)
Net investment loss                                               (0.26)%(e)    (0.32)%(e)   (0.42)%(e)   (0.17)%(f)   (0.78)%(f)(g)
Reimbursement                                                      0.33%         0.01%          --         0.09%        0.97%(g)
Portfolio turnover rate                                             102%           82%          79%          60%          90%(g)

Net assets at end of period (in millions)                           $26           $37         $130         $107          $16

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and (0.14%), respectively for the year ended December 31, 1999, and 1.45% and
    (0.50%), respectively for the period ended December 31, 1998.
(g) Annualized.

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

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829


o Liberty Acorn Foreign Forty


------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              797-01/683N-0403

--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS A, B AND D SHARES

Advised by Liberty Wanger Asset Management, L.P.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   8
Your Expenses ............................................................  11

YOUR ACCOUNT                                                                14
--------------------------------------------------------------------------------
How to Buy Shares ........................................................  14
Sales Charges ............................................................  15
How to Exchange Shares ...................................................  18
How to Sell Shares .......................................................  19
Fund Policy on Trading of Fund Shares ....................................  20
Distribution and Service Fees ............................................  20
Other Information About Your Account .....................................  21

MANAGING THE FUND `                                                         24
--------------------------------------------------------------------------------

Investment Adviser .......................................................  24

Portfolio Managers .......................................................  24


OTHER INVESTMENT STRATEGIES AND RISKS                                       26
--------------------------------------------------------------------------------
Derivative Strategies ....................................................  26
When-Issued Securities and Forward Commitments ...........................  26
Short Sales ..............................................................  26
Asset-Backed Securities ..................................................  26
Mortgage-Backed Securities ...............................................  27
Zero Coupon Bonds ........................................................  27
Illiquid Investments .....................................................  27
Temporary Defensive Strategies ...........................................  28

FINANCIAL HIGHLIGHTS                                                        29
--------------------------------------------------------------------------------

APPENDIX A                                                                  30
--------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Columbia Thermostat Fund seeks to provide long-term total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Columbia Thermostat Fund (Thermostat or the Fund) pursues its investment goal by investing in other mutual funds. As a "fund of funds," under normal circumstances, Thermostat allocates at least 95% of its net assets (Stock/Bond Assets) among a selected group of stock and bond mutual funds (Portfolio
Funds) according to the current level of the Standard & Poor's 500 Stock Index (S&P 500) in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund sells a portion of its stock funds and invests more in the bond funds; and when the S&P 500 goes down, the Fund increases its investment in the stock funds. Under normal circumstances, Thermostat may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities.


Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although a successful market timer might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees. As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the structure and allocation ranges of the stock-bond allocation table and to make any changes considered appropriate.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. Thermostat may be a good investment choice for you if, for example, you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.


Thermostat invests the Stock/Bond Assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:

--------------------------------------------------------------------------------
STOCK/BOND ALLOCATION TABLE
--------------------------------------------------------------------------------

                           HOW THERMOSTAT WILL INVEST THE STOCK/BOND ASSETS
          LEVEL OF THE   ---------------------------------------------------
             S&P 500       STOCK PERCENTAGE                BOND PERCENTAGE
----------------------------------------------------------------------------
over 1600                          0%                           100%
----------------------------------------------------------------------------
over 1550-1600                     5                             95
----------------------------------------------------------------------------
over 1500-1550                    10                             90
----------------------------------------------------------------------------
over 1450-1500                    15                             85
----------------------------------------------------------------------------
over 1400-1450                    20                             80
----------------------------------------------------------------------------
over 1350-1400                    25                             75
----------------------------------------------------------------------------
over 1300-1350                    30                             70
----------------------------------------------------------------------------
over 1250-1300                    35                             65
----------------------------------------------------------------------------
over 1200-1250                    40                             60
----------------------------------------------------------------------------
over 1150-1200                    45                             55
----------------------------------------------------------------------------
over 1100-1150                    50                             50
----------------------------------------------------------------------------
over 1050-1100                    55                             45
----------------------------------------------------------------------------
over 1000-1050                    60                             40
----------------------------------------------------------------------------
over 950-1000                     65                             35
----------------------------------------------------------------------------
over 900-950                      70                             30
----------------------------------------------------------------------------
over 850-900                      75                             25
----------------------------------------------------------------------------
over 800-850                      80                             20
----------------------------------------------------------------------------
over 750-800                      85                             15
----------------------------------------------------------------------------
over 700-750                      90                             10
----------------------------------------------------------------------------
over 650-700                      95                              5
----------------------------------------------------------------------------
650 and under                    100                              0

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock-bond mix, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band. For example, if the S&P is in the 901-950 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, new cash flows will be invested at the stock-bond percentage allocation as of the latest rebalancing.


As an illustrative example, suppose the following market events occurred:

                                                                            HOW THERMOSTAT WILL INVEST
        DATE                       LEVEL OF THE S&P 500                        THE STOCK/BOND ASSETS
---------------------------------------------------------------------------------------------------------------
Nov. 1                 We begin when the market is 1140               50% stocks, 50% bonds
---------------------------------------------------------------------------------------------------------------
Dec. 1                 The S&P 500 goes to 1151                       rebalance 45% stocks, 55% bonds
---------------------------------------------------------------------------------------------------------------
Dec. 6                 The S&P 500 drops back to 1145                 no reversal for 31 days
---------------------------------------------------------------------------------------------------------------
Jan. 2                 The S&P 500 is at 1142                         rebalance 50% stocks, 50% bonds
---------------------------------------------------------------------------------------------------------------
Jan. 20                The S&P 500 drops to 1099                      rebalance 55% stocks, 45% bonds

                       The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.
---------------------------------------------------------------------------------------------------------------
Jan. 30                The S&P 500 goes up to 1105                    no reversal for 31 days
---------------------------------------------------------------------------------------------------------------
Feb. 20                The S&P 500 is at 1110                         rebalance 50% stocks, 50% bonds

The following table shows the five stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above. Thermostat does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500 into a new band (or due to a change by the adviser's supervisory committee in the stock-bond allocation table, in the Portfolio Funds or in the relative allocation among Portfolio Funds). Until a subsequent rebalancing, Thermostat's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among such Portfolio Funds in a manner that will reduce any deviation of the relative values of Thermostat's holdings of such funds from the allocation percentages shown below.

--------------------------------------------------------------------------------
ALLOCATION OF STOCK/BOND ASSETS WITHIN ASSET CLASSES
--------------------------------------------------------------------------------

                   STOCK FUNDS              TYPE OF FUND            ALLOCATION
--------------------------------------------------------------------------------
Liberty Acorn Fund                  Small cap stock                     20%
--------------------------------------------------------------------------------
Liberty Acorn Twenty                Mid cap stock                       15
--------------------------------------------------------------------------------

Liberty Growth Stock Fund           Large cap growth                    25
--------------------------------------------------------------------------------
Liberty Growth & Income Fund        Large cap value                     25
--------------------------------------------------------------------------------

Liberty Select Value Fund           Mid cap stock                       15
--------------------------------------------------------------------------------
Total                                                                  100%

                   BOND FUNDS               TYPE OF FUND            ALLOCATION
--------------------------------------------------------------------------------
Liberty Federal Securities Fund     U.S. government securities          30%
--------------------------------------------------------------------------------
Liberty Intermediate Bond Fund      Intermediate-term bonds             50
--------------------------------------------------------------------------------
Columbia High Yield Fund            High-yield bonds                    20
--------------------------------------------------------------------------------
Total                                                                     100%

As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the Portfolio Funds and the relative allocation percentages among the stock funds and among the bond funds and to make any changes considered appropriate.


Thermostat is advised by Liberty Wanger Asset Management, L.P. (Liberty WAM or the Adviser). Each of the Portfolio Funds is managed by Liberty WAM or an affiliate of Liberty WAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.


Liberty WAM has a supervisory committee that meets on an annual basis, or on an "emergency" basis if necessary, to review the structure, allocation percentages and Portfolio Funds of Thermostat and to make any changes considered appropriate. The committee typically addresses the following questions:

    Should the stock-bond allocation table be revised? (perhaps because the stock market has made a long-term move outside of the 650-1600 S&P 500 bands)

    Should there be a change in the Portfolio Funds in which Thermostat invests, or should there be a change in the percentage allocations among the stock funds or the bond funds? (perhaps because of a change of portfolio managers, change of investment style or reorganization of a Portfolio Fund)

Any changes by the supervisory committee are expected to be infrequent.

The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:


LIBERTY ACORN FUND, CLASS Z (ACORN FUND)

Acorn Fund seeks to provide long-term growth of capital.

Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

o  A strong business franchise that offers growth potential.

o  Products and services that give a company a competitive advantage.

o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY ACORN TWENTY, CLASS Z (ACORN TWENTY)

Acorn Twenty seeks long-term growth of capital.


Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time. The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.


Acorn Twenty typically looks for companies with:

o  A strong business franchise that offers growth potential.

o  Products and services that give a company a competitive advantage.


o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Although Acorn Twenty does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY GROWTH STOCK FUND, CLASS Z (GROWTH STOCK FUND)

Growth Stock Fund seeks long-term growth.


Growth Stock Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization stocks. These are stocks of companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2002, that index included companies with capitalizations between approximately $193 million and $276 billion.

The Fund's investments are diversified among industries and market sectors including, but not limited to, technology, financial services, health care, and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the Fund's investment adviser considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

LIBERTY GROWTH & INCOME FUND, CLASS Z (GROWTH & INCOME FUND)

Growth & Income Fund seeks long-term growth and income.


Under normal market conditions, Growth & Income Fund invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the Fund's investment adviser generally chooses securities of companies it believes are undervalued.

LIBERTY SELECT VALUE FUND, CLASS Z (SELECT FUND)

Select Fund seeks long-term growth.


The Fund invests, under normal market conditions, primarily in middle capitalization stocks. These are stocks of mid-size companies that have market capitalizations similar in size to those companies in the Russell Midcap(TM) Value Index. As of September 30, 2002, that index included companies with capitalizations between approximately $224 million and $11 billion.


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY FEDERAL SECURITIES FUND, CLASS Z (FEDERAL SECURITIES FUND) Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.


Under normal market conditions, Federal Securities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Ratings, Inc. (Fitch). The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the investment adviser's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than three years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the adviser may shorten the duration, and vice versa).


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY INTERMEDIATE BOND FUND, CLASS Z (INTERMEDIATE BOND FUND)

Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

Under normal circumstances, the Intermediate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

o Debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

o  Debt securities of corporations, and

o  Mortgage-backed and asset-backed securities issued by private
   (non-governmental) entities.

Intermediate Bond Fund will invest at least 60% of its net assets in higher-quality debt securities that are at the time of purchase:

o  Rated at least A by S&P;

o  Rated at least A by Moody's;

o  Given a comparable rating by another nationally recognized rating agency; or

o Unrated securities that the Fund's adviser believes to be of comparable quality.

Intermediate Bond Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

o  Rated below BBB by S&P;

o  Rated below Baa by Moody's;

o  Given a comparable rating by another nationally recognized rating agency; or

o Unrated securities that the Fund's adviser believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to ten years. The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The manager of the Fund has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


COLUMBIA HIGH YIELD FUND, CLASS Z (HIGH YIELD FUND)
High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk. Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds.


Market risk. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.


Equity risk. Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Smaller companies. Smaller companies, including small and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Emerging markets. Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk. Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

Interest rate risk. Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk. Credit risk means that the issuing company may not be able to pay interest and principal when due. The lower-rated bonds held by the bond Portfolio Funds are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy.

Structure risk and prepayment risk. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Issuer risk. Because a Portfolio Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Value stocks. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks. Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time.

Market trends. The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Management has no control over the portfolio managers or investment decisions of the Portfolio Funds. However, decisions made by the Portfolio Funds' managers will have a significant effect on a Fund's performance.

Affiliated fund risk. In managing Thermostat, the supervisory committee of Liberty WAM will have authority to change the Portfolio Funds in which Thermostat invests or to change the percentage allocations among the stock funds or the bond funds. Since different Portfolio Funds pay different rates of management fees to Liberty WAM or its affiliates, Liberty WAM may have a conflict of interest selecting the Portfolio Funds or in determining the relative percentage allocations among Portfolio Funds.

Portfolio turnover. The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in more realized income and greater income taxes, and could increase the transaction costs of the underlying funds.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Because the Fund has not completed a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus. Average annual total returns for each Portfolio Fund as of December 31, 2002, are included in Appendix A.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years
  ------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------


                                                                           CLASS A              CLASS B              CLASS D
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                     5.75                 None                 1.00
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption
price)                                                                      1.00(2)              5.00                 1.00
------------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                        None(3)              None(3)              None(3)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

------------------------------------------------------------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS A              CLASS B              CLASS D
Management fees(4) (%)                                                      0.10                 0.10                 0.10
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.25*                1.00                 1.00
------------------------------------------------------------------------------------------------------------------------------------

Other expenses(5) (%)                                                       7.10                 7.10                 7.10
------------------------------------------------------------------------------------------------------------------------------------
Total direct annual fund operating expenses(6) (%)                          7.45                 8.20                 8.20

------------------------------------------------------------------------------------------------------------------------------------
COMBINED ANNUAL FUND OPERATING EXPENSES(7)
------------------------------------------------------------------------------------------------------------------------------------

                                                                           CLASS A              CLASS B              CLASS D
Management fees(4) (%)                                                      0.69                 0.69                 0.69
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.25*                1.00                 1.00
------------------------------------------------------------------------------------------------------------------------------------
Other expenses(5) (%)                                                       7.44                 7.44                 7.44
------------------------------------------------------------------------------------------------------------------------------------
Total combined annual fund operating expenses (%)                           8.38                 9.13                 9.13

*   The Fund may pay distribution and service fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services, and up to 0.25% for shareholder liason services) but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.


(4) In addition to the management fee, the Fund pays the Adviser an administrative fee of 0.05%, which is included in "Other expenses."

(5) "Other expenses" are based on estimated amounts for the first year of operations.

(6) The Fund's Adviser has agreed to bear a portion of the Fund's expenses so that "Total direct annual fund operating expenses"
    (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.60% annually. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's Total direct annual fund operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.60% annually.
    This arrangement may be modified or terminated at an earlier date by the Adviser.


(7) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the
    Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.93% (representing management fees of 0.59% and other expenses of 0.34%). Such expense ratios ranged from 0.77% to 1.27%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the
    Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Liberty and Columbia Funds as shown on page 4 would have been as follows: Liberty Acorn Fund, 10%; Liberty Acorn
    Twenty Fund, 7.5%; Liberty Growth Stock Fund, 12.5%; Liberty Growth & Income Fund, 12.5%; Liberty Select Value Fund, 7.5%;
    Liberty Federal Securities Fund, 15%; Liberty Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.


-----------------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES(8) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS                                                                       1 YEAR                       3 YEARS


Class A:                                                                    $1,351                       $2,827
-----------------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                           $  894                       $2,573
         sold all your shares at the end of the period                      $1,394                       $2,873
-----------------------------------------------------------------------------------------------------------------------------------
Class D: did not sell your shares                                           $  985                       $2,647
         sold all your shares at the end of the period                      $1,084                       $2,647


(8) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the
    Fund invests.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment .................................................. $1,000

  Subsequent Investments ..............................................    $50

  Automatic Investment Plan* ..........................................    $50

  Retirement Plans* ...................................................    $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------

By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------

Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------


By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your other dividends in the Fund, call
                             1-800-338-2550.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B AND
  D. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
  ------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------


                                                                 % OF OFFERING
                                     AS A % OF                       PRICE
                                     THE PUBLIC       AS A %      RETAINED BY
                                      OFFERING        OF YOUR      FINANCIAL
AMOUNT INVESTED                        PRICE        INVESTMENT      ADVISOR


Less than $50,000                       5.75           6.10          5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50           4.71          3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50           3.63          2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50           2.56          2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00           2.04          1.75
--------------------------------------------------------------------------------
$1,000,000 or more                      0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                          COMMISSION %

First $3 million                                              1.00
--------------------------------------------------------------------------------

$3 million to less than $5 million                            0.80
--------------------------------------------------------------------------------

$5 million to less than $25 million                           0.50
--------------------------------------------------------------------------------

$25 million or more                                           0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

  ------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

  Certain investments in Class A, B and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
  ------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children together with the value of your current purchase, (as listed on your account application) reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts on the following page.


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                              5.00
--------------------------------------------------------------------------------
Through second year                                             4.00
--------------------------------------------------------------------------------
Through third year                                              3.00
--------------------------------------------------------------------------------
Through fourth year                                             3.00
--------------------------------------------------------------------------------
Through fifth year                                              2.00
--------------------------------------------------------------------------------
Through sixth year                                              1.00
--------------------------------------------------------------------------------

Longer than six years                                           0.00


Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                             % DEDUCTED WHEN
                                                          SHARES ARE SOLD

Through first year                                              3.00
--------------------------------------------------------------------------------
Through second year                                             2.00
--------------------------------------------------------------------------------
Through third year                                              1.00
--------------------------------------------------------------------------------

Longer than three years                                         0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

   CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                              3.00
--------------------------------------------------------------------------------
Through second year                                             2.00
--------------------------------------------------------------------------------
Through third year                                              1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS D SHARES Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00%, which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.

--------------------------------------------------------------------------------
CLASS D SALES CHARGES
--------------------------------------------------------------------------------

                                          AS A %          % OF OFFERING PRICE
          AS A % OF THE PUBLIC           OF YOUR              RETAINED BY
             OFFERING PRICE             INVESTMENT         FINANCIAL ADVISOR

                  1.00                     1.01                   1.00

In addition, the distributor pays your financial advisor an initial commission of 1.00% on sales of Class D shares.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. You may only exchange your Class D shares of the Fund once in any three-month period. For this purpose, an exchange into another fund and a prior or subsequent exchange out of another fund constitute an "exchange." Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of
Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may recognize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-338-2550 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------

By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------

By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------

By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account -- Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of its Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day which will be that day's closing net asset value per share of the respective Portfolio Funds.

You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares of the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------

Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in accelerated tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.

Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 20% and a special rate of 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is Thermostat's investment adviser and is responsible for the Fund's management, subject to oversight by the Fund's board of trustees. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2002 was 0.10% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

The Portfolio Funds are managed by Liberty WAM and its affiliate Columbia Management Advisors, Inc., previously named Columbia Management Company (CMA). On April 1, 2003, Colonial Management Associates and Stein Roe & Farnham Incorporated and other affiliated investment adviser entities were merged with and into CMA. CMA assumed all of the business associated with each of the merged investment advisers. Like Liberty WAM, CMA is owned by Columbia Management Group, Inc. CMA also may provide administrative and operational services to Thermostat.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a supervisory committee to review on an infrequent basis the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The members of the committee are Ralph Wanger, Charles
P. McQuaid and Harvey B. Hirschhorn.

RALPH WANGER
Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company PLC. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

CHARLES P. MCQUAID
Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978, and has co-managed Liberty Acorn Fund since 1995. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

HARVEY B. HIRSCHHORN
Harvey Hirschhorn, a vice president of Liberty WAM, joined Stein Roe & Farnham Incorporated in 1973. Mr. Hirschhorn is executive vice president and head of active asset allocation and strategy of CMA. He holds an AB degree from Rutgers University and a MBA degree from the University of Chicago and is a CFA.

On September 30, 2003, Mr. Wanger will step down from his roles in which he carried out daily firm and portfolio management responsibilities. At that time, Mr. McQuaid will become the lead portfolio manager of Liberty Acorn Fund. Mr. Wanger will continue to serve as a trustee of Liberty Acorn Trust and as a member of the Thermostat Supervisory Committee, and will remain affiliated with Liberty WAM, acting in an advisory capacity.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


Thermostat's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Portfolio Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency.
The Portfolio Funds may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

SHORT SALES
--------------------------------------------------------------------------------
A Portfolio Fund's short sales are subject to special risks. A short sale by a Portfolio Fund of a security that it does not own in the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, a Portfolio Fund borrows the security from a third party. The Portfolio Fund is then obligated to return the security to the third party at a later date, and so the Portfolio Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Portfolio Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio Fund.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


Commerical mortgaged-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Portfolio Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------
A Portfolio Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by a Portfolio Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM or the advisers to the Portfolio Funds may determine that adverse market conditions make it desirable to temporarily suspend the Fund's or Portfolio Funds' respective normal investment activities. During such times, the Fund or Portfolio funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund or Portfolio Funds from achieving their respective investment goals.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Because Class A, Class B and Class D shares are new classes of shares, information is shown for the Fund's Class Z shares since inception. Class Z shares are offered to certain investors through separate prospectuses. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling
1-800-426-3750.

--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND
--------------------------------------------------------------------------------

                                                                 INCEPTION
                                                             SEPTEMBER 25, 2002
                                                                  THROUGH
CLASS Z                                                         DECEMBER 31,
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout the period          2002

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                          10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                           0.04
  Net realized and unrealized gain                                   0.37
--------------------------------------------------------------------------------
Total from Investment Operations                                     0.41
--------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                10.41
--------------------------------------------------------------------------------
Total return (%)                                                     4.10(b)(c)
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)(e) (%)                                                   0.62(f)
Net investment income(e) (%)                                         1.41(f)
Reimbursement (%)                                                   19.94(f)
Portfolio turnover rate (%)                                            11(b)
Net assets at end of period (in millions) ($)                           4

(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b) Not annualized.
(c) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(d) Does not include expenses of the investment companies in which the fund invests.
(e) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 0.60% and 1.43%, respectively for the period ended December 31, 2002.
(f) Annualized.

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

The following after tax returns of the Portfolio Funds are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  AVERAGE ANNUAL TOTAL RETURNS are a measure of a Portfolio Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Portfolio Fund expenses.

  The Portfolio Fund's returns are compared to an index selected by the Portfolio Funds' adviser. All third party trademarks are the property of their owners. Unlike each Portfolio Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Liberty Acorn Fund, Class Z(1) (%)                                   6/10/70
  Return Before Taxes                                                                 -13.31            7.44             12.49
  Return After Taxes on Distributions                                                 -13.31            5.52             10.28
  Return After Taxes on Distributions and Sale of Fund Shares                          -8.17            5.91              9.99
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (%)                                              n/a            -20.48           -1.36              7.15

(1)  The Fund's Class Z share total annual fund operating expenses at December 31, 2002 were 0.82%; Class Z and total net assets of the Fund were (in millions) $4,022 and $5,741, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           3 YEARS         THE FUND

Liberty Acorn Twenty, Class Z(2) (%)                                11/23/98
  Return Before Taxes                                                                  -7.81            3.60             11.08
  Return After Taxes on Distributions                                                  -7.81            2.92             10.43
  Return After Taxes on Distributions and Sale of Fund Shares                          -4.80            2.74              8.94
------------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a            -14.51           -0.05              6.04

(2)  The Fund's Class Z share total annual fund operating expenses at December 31, 2002 (exclusive of any voluntary fee waiver)
     were 1.27%; Class Z and total net assets of the Fund were (in millions) $93 and $168, respectively.

                                                                    INCEPTION
                                                                     DATE(8)          1 YEAR           5 YEARS         10 YEARS

Liberty Growth & Income Fund, Class Z(9) (%)                         2/7/01
  Return Before Taxes                                                                 -21.57            4.01            11.24
  Return After Taxes on Distributions                                                 -22.05            2.03             8.87
  Return After Taxes on Distributions and Sale of Fund Shares                         -12.98            3.20             6.87
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      n/a            -22.09           -0.58             9.34

(3)  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on July 1, 1992, and Class Z shares were initially offered on February 7, 2001.

(4)  The Fund's Class Z share total annual fund operating expenses at June 30, 2002 (exclusive of any voluntary fee waiver) were
     1.06%; Class Z and total net assets of the Fund were (in millions) $5 and $1,993, respectively.

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Liberty Growth Stock Fund, Class Z(5) (%)                            7/1/58
  Return Before Taxes                                                                 -29.56            -4.02             5.70
  Return After Taxes on Distributions                                                 -29.56            -4.91             3.93
  Return After Taxes on Distributions and Sale of Fund Shares                         -18.15            -2.60             4.54
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      n/a            -22.09            -0.58             9.34

(5)  The Fund's Class Z share total annual fund operating expenses at September 30, 2002 (exclusive of any voluntary fee waiver)
     were 0.98%; Class Z and total net assets of the Fund were (in millions) $360 and $776, respectively.

                                                                    INCEPTION
                                                                     DATE(6)          1 YEAR           5 YEARS         10 YEARS

Liberty Select Value Fund Class Z(7) (%)                             2/8/01
  Return Before Taxes                                                                 -12.09             5.46            11.95
  Return After Taxes on Distributions                                                 -12.09             3.91             9.47
  Return After Taxes on Distributions and Sale of Fund Shares                          -7.42             4.15             9.11
------------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a            -14.51             6.41            11.96

(6)  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the Class Z shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on July 21, 1949 and Class Z shares were initially offered on February 8, 2001.

(7)  The Fund's Class Z share total annual fund operating expenses at October 31, 2002 were 0.98%; Class Z and total net assets of the Fund were (in millions) $424 and $1,171, respectively.

                                                                    INCEPTION
                                                                     DATE(8)          1 YEAR           5 YEARS         10 YEARS

Liberty Federal Securities Fund, Class Z(9) (%)                      1/11/99
  Return Before Taxes                                                                  9.59             6.68             6.93
  Return After Taxes on Distributions                                                  7.44             4.10             4.21
  Return After Taxes on Distributions and Sale of Fund Shares                          5.83             4.03             4.16
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S. Government Bond Index (%)            n/a             9.64             7.44             6.91

(8)  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since
     Class Z shares are not subject to service fees. Class A shares were initially offered on March 30, 1984, and Class Z shares were initially offered on January 11, 1999.

(9)  The Fund's Class Z share total annual fund operating expenses at August 31, 2002 were 0.96%; Class Z and total net assets of the Fund were $657,000 and (in millions) $661, respectively.

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Liberty Intermediate Bond Fund, Class Z(10) (%)                      12/5/78
  Return Before Taxes                                                                   5.78            6.63             6.95
  Return After Taxes on Distributions                                                   3.24            3.87             4.08
  Return After Taxes on Distributions and Sale of Fund Shares                           3.49            3.91             4.11
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (%)                               n/a             10.25            7.55             7.51

(10) The Fund's Class Z share total annual fund operating expenses at June 30, 2002 were 0.79%; Class Z and total net assets of the
     Fund were (in millions) $730 and $802, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           5 YEARS         THE FUND

Columbia High Yield Fund(11) (%)                                     10/1/93
  Return Before Taxes                                                                   1.17            4.19             6.60
  Return After Taxes on Distributions                                                  -1.51            1.08             3.20
  Return After Taxes on Distributions and Sale of Fund Shares                           0.69            1.79             3.57
------------------------------------------------------------------------------------------------------------------------------------
Citigroup BB Index (%)                                                 n/a             -2.75            4.65             7.18(12)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield, Cash Pay Index (%)                      n/a             -1.14            1.24             5.45(12)

(11) The Fund's Class Z share total annual fund operating expenses at December 31, 2002 were 0.77%; Class Z and total net assets of the Fund were (in millions) $703 and $772, respectively.

(12) Performance information is from September 30, 1993.

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
FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semiannual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Columbia Thermostat Fund

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP
      (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              143-01/590N-0403

--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND   PROSPECTUS, MAY 1, 2003
--------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   8
Your Expenses ............................................................  11

YOUR ACCOUNT                                                                13
--------------------------------------------------------------------------------
How to Buy Shares ........................................................  13
Eligible Investors .......................................................  13
Sales Charges ............................................................  14
How to Exchange Shares ...................................................  15
How to Sell Shares .......................................................  15
Fund Policy on Trading of Fund Shares ....................................  16
Other Information About Your Account .....................................  16

MANAGING THE FUND                                                           20
--------------------------------------------------------------------------------

Investment Adviser .......................................................  20

Portfolio Managers .......................................................  20


OTHER INVESTMENT STRATEGIES AND RISKS                                       22
--------------------------------------------------------------------------------
Derivative Strategies ....................................................  22
When-Issued Securities and Forward Commitments ...........................  22
Short Sales ..............................................................  22
Asset-Backed Securities ..................................................  22
Mortgage-Backed Securities ...............................................  23
Zero Coupon Bonds ........................................................  23
Illiquid Investments .....................................................  23
Temporary Defensive Strategies ...........................................  24

FINANCIAL HIGHLIGHTS                                                        25
--------------------------------------------------------------------------------

APPENDIX A                                                                  26
--------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Columbia Thermostat Fund seeks to provide long-term total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Columbia Thermostat Fund (Thermostat or the Fund) pursues its investment goal by investing in other mutual funds. As a "fund of funds," under normal circumstances, Thermostat allocates at least 95% of its net assets (Stock/Bond Assets) among a selected group of stock and bond mutual funds (Portfolio
Funds) according to the current level of the Standard & Poor's 500 Stock Index (S&P 500) in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund sells a portion of its stock funds and invests more in the bond funds; and when the S&P 500 goes down, the Fund increases its investment in the stock funds. Under normal circumstances, Thermostat may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities.


Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although a successful market timer might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees. As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the structure and allocation ranges of the stock-bond allocation table and to make any changes considered appropriate.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. Thermostat may be a good investment choice for you if, for example, you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

Thermostat invests the Stock/Bond Assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:

--------------------------------------------------------------------------------
STOCK/BOND ALLOCATION TABLE
--------------------------------------------------------------------------------

                            HOW THERMOSTAT WILL INVEST THE STOCK/BOND ASSETS
          LEVEL OF THE    ------------------------------------------------------
             S&P 500        STOCK PERCENTAGE                BOND PERCENTAGE
--------------------------------------------------------------------------------
over 1600                           0%                           100%
--------------------------------------------------------------------------------

over 1550-1600                      5                             95
--------------------------------------------------------------------------------
over 1500-1550                     10                             90
--------------------------------------------------------------------------------
over 1450-1500                     15                             85
--------------------------------------------------------------------------------
over 1400-1450                     20                             80
--------------------------------------------------------------------------------
over 1350-1400                     25                             75
--------------------------------------------------------------------------------
over 1300-1350                     30                             70
--------------------------------------------------------------------------------
over 1250-1300                     35                             65
--------------------------------------------------------------------------------
over 1200-1250                     40                             60
--------------------------------------------------------------------------------
over 1150-1200                     45                             55
--------------------------------------------------------------------------------
over 1100-1150                     50                             50
--------------------------------------------------------------------------------
over 1050-1100                     55                             45
--------------------------------------------------------------------------------
over 1000-1050                     60                             40
--------------------------------------------------------------------------------
over 950-1000                      65                             35
--------------------------------------------------------------------------------
over 900-950                       70                             30
--------------------------------------------------------------------------------
over 850-900                       75                             25
--------------------------------------------------------------------------------
over 800-850                       80                             20
--------------------------------------------------------------------------------
over 750-800                       85                             15
--------------------------------------------------------------------------------
over 700-750                       90                             10
--------------------------------------------------------------------------------
over 650-700                       95                              5
--------------------------------------------------------------------------------
650 and under                     100                              0

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and exchanging shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the fund's stock-bond index, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the fund's holdings of stock Portfolio Funds and bond Portfolio Funds. We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band. For example, if the S&P is in the 901-950 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds.) If the 31-day Rule is in effect, new cash flows will be invested at the stock-bond percentage allocation as of the latest rebalancing.

As an illustrative example, suppose the following market events occurred:


                                                                            HOW THERMOSTAT WILL INVEST
        DATE                       LEVEL OF THE S&P 500                        THE STOCK/BOND ASSETS
---------------------------------------------------------------------------------------------------------------

Nov. 1                 We begin when the market is 1140               50% stocks, 50% bonds
---------------------------------------------------------------------------------------------------------------
Dec. 1                 The S&P 500 goes to 1151                       rebalance 45% stocks, 55% bonds
---------------------------------------------------------------------------------------------------------------
Dec. 6                 The S&P 500 drops back to 1145                 no reversal for 31 days
---------------------------------------------------------------------------------------------------------------
Jan. 2                 The S&P 500 is at 1142                         rebalance 50% stocks, 50% bonds
---------------------------------------------------------------------------------------------------------------
Jan. 20                The S&P 500 drops to 1099                      rebalance 55% stocks, 45% bonds

                       The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.
---------------------------------------------------------------------------------------------------------------
Jan. 30                The S&P 500 goes up to 1105                    no reversal for 31 days
---------------------------------------------------------------------------------------------------------------
Feb. 20                The S&P 500 is at 1110                         rebalance 50% stocks, 50% bonds

The following table shows the five stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above. Thermostat does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500 into a new band. Until a subsequent rebalancing, Thermostat's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among such Portfolio Funds in a manner that will reduce any deviation of the relative values of Thermostat's holdings of such funds from the allocation percentages shown below.

--------------------------------------------------------------------------------
ALLOCATION OF STOCK/BOND ASSETS WITHIN ASSET CLASSES
--------------------------------------------------------------------------------

                   STOCK FUNDS              TYPE OF FUND            ALLOCATION

--------------------------------------------------------------------------------
Liberty Acorn Fund                  Small cap stock                     20%
--------------------------------------------------------------------------------
Liberty Acorn Twenty                Mid cap stock                       15
--------------------------------------------------------------------------------
Liberty Growth Stock Fund           Large cap growth                    25
--------------------------------------------------------------------------------

Liberty Growth & Income Fund        Large cap value                     25

--------------------------------------------------------------------------------
Liberty Select Value Fund           Mid cap stock                       15
--------------------------------------------------------------------------------
Total                                                                  100%

                   BOND FUNDS               TYPE OF FUND            ALLOCATION

--------------------------------------------------------------------------------
Liberty Federal Securities Fund     U.S. government securities          30%
--------------------------------------------------------------------------------
Liberty Intermediate Bond Fund      Intermediate-term bonds             50
--------------------------------------------------------------------------------

Columbia High Yield Fund            High-yield bonds                    20

--------------------------------------------------------------------------------
Total                                                                  100%

As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the Portfolio Funds and the relative allocation percentages among the stock funds and among the bond funds and to make any changes considered appropriate.


Thermostat is advised by Liberty Wanger Asset Management, L.P. (Liberty WAM or the Adviser). Each of the Portfolio Funds is managed by Liberty WAM or an affiliate of Liberty WAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.


Liberty WAM has a supervisory committee that meets on an annual basis, or on an "emergency" basis if necessary, to review the structure, allocation percentages and Portfolio Funds of Thermostat and to make any changes considered appropriate. The committee typically addresses the following questions:

    Should the stock-bond allocation table be revised? (perhaps because the stock market has made a long-term move outside of the 650-1600 S&P 500 bands)

    Should there be a change in the Portfolio Funds in which Thermostat invests, or should there be a change in the percentage allocations among the stock funds or the bond funds? (perhaps because of a change of portfolio managers, change of investment style or reorganization of a Portfolio Fund)

Any changes by the supervisory committee are expected to be infrequent.

The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:


LIBERTY ACORN FUND, CLASS Z (ACORN FUND)
Acorn Fund seeks to provide long-term growth of capital.


Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

o  A strong business franchise that offers growth potential.

o  Products and services that give a company a competitive advantage.


o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY ACORN TWENTY, CLASS Z (ACORN TWENTY)
Acorn Twenty seeks long-term growth of capital.

Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time. The Fund believes that companies within this capitalization range are not as well known by financial analysts, and may offer higher return potential than the stocks of companies with capitalizations above $15 billion.


Acorn Twenty typically looks for companies with:

o  A strong business franchise that offers growth potential.

o  Products and services that give a company a competitive advantage.


o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Although Acorn Twenty does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY GROWTH STOCK FUND, CLASS Z (GROWTH STOCK FUND)
Growth Stock Fund seeks long-term growth.


Growth Stock Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, primarily of companies with large market capitalizations.

Growth Stock Fund may invest in any market sector but emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Growth Stock Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Growth Stock Fund, the Fund's investment adviser considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.


LIBERTY GROWTH & INCOME FUND, CLASS Z (GROWTH & INCOME FUND)
Growth & Income Fund seeks long-term growth and income.

Under normal market conditions, Growth & Income Fund invests at least 65% of its total assets in common stock of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion. Up to 35% of the Fund's total assets may be invested in common stock of U.S. companies with equity market capitalizations at the time of purchase between $1 billion and $3 billion. Also, up to 10% of the Fund's total assets may be invested in a combination of (i) convertible bonds, (ii) corporate bonds that are rated investment grade and (iii) U.S. Government securities. When purchasing securities for the Fund, the Fund's investment adviser generally chooses securities of companies it believes are undervalued.

LIBERTY SELECT VALUE FUND, CLASS Z (SELECT FUND)
Select Fund seeks long-term growth.

The Fund invests, under normal market conditions, primarily in middle capitalization stocks. These are stocks of mid-size companies that have market capitalizations similar in size to those companies in the Russell Midcap(TM) Value Index. As of September 30, 2002, that index included companies with capitalizations between approximately $224 million and $11 billion.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

LIBERTY FEDERAL SECURITIES FUND, CLASS Z (FEDERAL SECURITIES FUND) Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its total assets in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. These securities must be rated investment grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) and Fitch, Inc. (Fitch), an international rating agency. The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the judgment of its adviser of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.


Federal Securities Fund generally maintains a duration of greater than four and a half years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the adviser may shorten the duration, and vice versa).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


LIBERTY INTERMEDIATE BOND FUND, CLASS Z (INTERMEDIATE BOND FUND)
Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.


Under normal circumstances, the Intermediate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

o Debt securities issued by the U.S. government; these include U.S. treasury securities and agency securities. Agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages,

o  Debt securities of corporations, and

o  Mortgage-backed and asset-backed securities issued by private
   (non-governmental) entities.

Intermediate Bond Fund will invest at least 60% of its net assets in higher-quality debt securities that are at the time of purchase:

o  Rated at least A by S&P;

o  Rated at least A by Moody's;

o  Given a comparable rating by another nationally recognized rating agency; or

o Unrated securities that the Fund's adviser believes to be of comparable quality.

Intermediate Bond Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

o  Rated below BBB by S&P;

o  Rated below Baa by Moody's;

o  Given a comparable rating by another nationally recognized rating agency; or

o Unrated securities that the Fund's adviser believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to ten years. The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The manager of the Fund has wide flexibility to vary the allocation among different types of debt securities based on his judgment of which types of securities will outperform the others.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


COLUMBIA HIGH YIELD FUND, CLASS Z (HIGH YIELD FUND)
High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk. Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds.

Market risk. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Equity risk. Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies. Smaller companies, including small and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Emerging markets. Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk. Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

Interest rate risk. Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk. Credit risk means that the issuing company may not be able to pay interest and principal when due. The lower-rated bonds held by the bond Portfolio Funds are subject to greater credit risk than higher-rated, lower yielding bonds. High yield bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of high yield bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy.

Structure risk and prepayment risk. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility.

Issuer risk. Because a Portfolio Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, or the entity responsible for payment of a special revenue obligation changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities have the added risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Value stocks. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks. Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time.

Market trends. The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Affiliated fund risk. In managing Thermostat, the supervisory committee of Liberty WAM will have authority to change the Portfolio Funds in which Thermostat invests or to change the percentage allocations among the stock funds or the bond funds. Since different Portfolio Funds pay different rates of management fees to Liberty WAM or its affiliates, Liberty WAM may have a conflict of interest selecting the Portfolio Funds or in determining the relative percentage allocations among Portfolio Funds.

Portfolio turnover. The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in more realized income and greater income taxes, and could increase the transaction costs of the underlying funds.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Because the Fund has not completed a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this prospectus. Average annual total returns for each Portfolio Fund as of December 31, 2002, are included in Appendix A.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  ------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the lesser of purchase price or redemption price)    None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
DIRECT ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3)(%)                                                    0.10
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                None
--------------------------------------------------------------------------------

Other expenses(4)(%)                                                     7.14
--------------------------------------------------------------------------------
Total direct annual fund operating expenses(5)(%)                        7.24

--------------------------------------------------------------------------------
COMBINED ANNUAL FUND OPERATING EXPENSES(6)
--------------------------------------------------------------------------------

Management fees(3)(%)                                                    0.69
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                None
--------------------------------------------------------------------------------
Other expenses(4)(%)                                                     7.48
--------------------------------------------------------------------------------
Total combined annual fund operating expenses (%)                        8.17

(3) In addition to the management fee, the Fund pays the Adviser an administrative fee of 0.05%, which is included in "Other expenses."


(4) "Other expenses" are based on estimated amounts for the first year of operations.

(5) The Fund's Adviser has agreed to bear a portion of the Fund's expenses so that "Total direct annual fund operating expenses" (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.60% annually. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2005. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's Total direct annual fund operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.60% annually. This arrangement may be modified or terminated at an earlier date by the Adviser.


(6) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Portfolio Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.93% (representing management fees of 0.59% and other expenses of 0.34%). Such expense ratios ranged from 0.77% to 1.27%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Liberty and Columbia Funds as shown on page 4 would have been as follows: Liberty Acorn Fund, 10%; Liberty Acorn Twenty, 7.5%; Liberty Growth Stock Fund, 12.5%; Liberty Growth & Income Fund, 12.5%; Liberty Select Value Fund, 7.5%; Liberty Federal Securities Fund, 15%; Liberty Intermediate Bond Fund, 25%; and Columbia High Yield Fund, 10%.


--------------------------------------------------------------------------------
EXAMPLE EXPENSES(7) (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

             1 YEAR                         3 YEARS


              $804                          $2,337


(7) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS
Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business
(existing account)           days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

------------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

Automated dollar cost        You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                    another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your other dividends in the Fund, call
                             1-800-338-2550.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("distributor") (i) who holds Class Z shares; (ii) who holds Class A shares that were exchanged with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and


o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment


o clients of broker-dealers or registered investment advisers that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and


o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank ("Fleet") or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);


o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o shares purchased through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.


The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

  ------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.


  The Fund also offers three additional classes of shares - Class A, B and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

  ------------------------------------------------------------------------------


If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value.
Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may recognize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-338-2550 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------

By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.

------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may sell shares of the Fund and request that the proceeds be electronically transferred to your
transfer                     bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and any other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the adviser's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).


When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day which will be that day's closing net asset value per share of the respective Portfolio Funds.


You can find daily prices for all share classes by visiting www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-338-2550.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


  ------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

  ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in accelerated tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.


Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 20% and a special rate of 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM), located at 227 West
Monroe Street, Suite 3000, Chicago, Illinois 60606, is Thermostat's investment adviser and is responsible for the Fund's management, subject to oversight by the Fund's board of trustees. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2002, Liberty WAM managed over $9.2 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2002 was 0.10% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

The Portfolio Funds are managed by Liberty WAM and its affiliate Columbia Management Advisors, Inc., previously named Columbia Management Company (CMA). On April 1, 2003, Colonial Management Associates and Stein Roe & Farnham Incorporated and other affiliated investment adviser entities were merged with and into CMA. CMA assumed all of the business associated with each of the merged investment advisers. Like Liberty WAM, CMA is owned by Columbia Management Group, Inc. CMA also may provide administrative and operational services to Thermostat.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a supervisory committee to review on an infrequent basis the structure and allocation ranges of Thermostat and to make any changes considered appropriate. The members of the committee are Ralph Wanger, Charles
P. McQuaid and Harvey B. Hirschhorn.

RALPH WANGER
Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company PLC. He is a Chartered Financial Analyst (CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

CHARLES P. MCQUAID
Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978, and has co-managed Liberty Acorn Fund since 1995. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

HARVEY B. HIRSCHHORN
Harvey Hirschhorn, a vice president of Liberty WAM, joined Stein Roe & Farnham Incorporated in 1973. Mr. Hirschhorn is executive vice president and head of active asset allocation and strategy of CMA. He holds an AB degree from Rutgers University and a MBA degree from the University of Chicago and is a CFA.

On September 30, 2003, Mr. Wanger will step down from his roles in which he carried out daily firm and portfolio management responsibilities. At that time, Mr. McQuaid will become the lead portfolio manager of Liberty Acorn Fund. Mr. Wanger will continue to serve as a trustee of Liberty Acorn Trust and as a member of the Thermostat Supervisory Committee, and will remain affiliated with Liberty WAM, acting in an advisory capacity.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


Thermostat's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Portfolio Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency.
The Portfolio Funds may use these strategies to adjust their sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

SHORT SALES
--------------------------------------------------------------------------------
A Portfolio Fund's short sales are subject to special risks. A short sale by a Portfolio Fund of a security that it does not own in the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, a Portfolio Fund borrows the security from a third party. The Portfolio Fund is then obligated to return the security to the third party at a later date, and so the Portfolio Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Portfolio Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is a risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio Fund.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset- backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


Commercial mortgaged-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interest in real property such as single family homes.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Portfolio Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------
A Portfolio Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by a Portfolio Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM or the advisers to the Portfolio Funds may determine that adverse market conditions make it desirable to temporarily suspend the Fund's or Portfolio Funds' respective normal investment activities. During such times, the Fund or Portfolio Funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund or Portfolio Funds from achieving their respective investment goals.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's Class Z fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND
--------------------------------------------------------------------------------

                                                                 INCEPTION
                                                             SEPTEMBER 25, 2002
                                                                  THROUGH
CLASS Z                                                         DECEMBER 31,
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period          2002
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                          10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(d)                                           0.04
  Net realized and unrealized gain                                   0.37
--------------------------------------------------------------------------------
  Total from Investment Operations                                   0.41
--------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                10.41
--------------------------------------------------------------------------------
Total return (%)                                                     4.10(b)(c)
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(d)(e) (%)                                                   0.62(f)
Net investment income(e) (%)                                         1.41(f)
Reimbursement (%)                                                   19.94(f)
Portfolio turnover rate (%)                                            11(b)
Net assets at end of period (in millions) ($)                           4

(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b) Not annualized.
(c) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 0.60% and 1.43%, respectively for the period ended December 31, 2002.

(f) Annualized.

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------


The following after tax returns of the Portfolio Funds are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  ------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  AVERAGE ANNUAL TOTAL RETURNS are a measure of a Portfolio Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Portfolio Fund expenses.


  The Portfolio Fund's returns are compared to an index selected by the Portfolio Funds' adviser. All third party trademarks are the property of their owners. Unlike each Portfolio Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index.

  ------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Liberty Acorn Fund, Class Z(1) (%)                                   6/10/70
  Return Before Taxes                                                                 -13.31            7.44             12.49
  Return After Taxes on Distributions                                                 -13.31            5.52             10.28
  Return After Taxes on Distributions and Sale of Fund Shares                          -8.17            5.91              9.99
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index (%)                                              n/a            -20.48           -1.36              7.15

(1)  The Fund's Class Z share total annual fund operating expenses at December 31, 2002 were 0.82%; Class Z and total net assets of the Fund were (in millions) $4,022 and $5,741, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           3 YEARS         THE FUND

Liberty Acorn Twenty, Class Z(2) (%)                                11/23/98
  Return Before Taxes                                                                  -7.81            3.60             11.08
  Return After Taxes on Distributions                                                  -7.81            2.92             10.43
  Return After Taxes on Distributions and Sale of Fund Shares                          -4.80            2.74              8.94
------------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a            -14.51           -0.05              6.04

(2)  The Fund's Class Z share total annual fund operating expenses at December 31, 2002 (exclusive of any voluntary fee waiver)
     were 1.26%; Class Z and total net assets of the Fund were (in millions) $93 and $168, respectively.

                                                                    INCEPTION
                                                                     DATE(3)          1 YEAR           5 YEARS         10 YEARS

Liberty Growth & Income Fund, Class Z(4) (%)                         2/7/01
  Return Before Taxes                                                                 -21.57             4.01            11.24
  Return After Taxes on Distributions                                                 -22.05             2.03             8.87
  Return After Taxes on Distributions and Sale of Fund Shares                         -12.98             3.20             8.87
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      n/a            -22.09            -0.58             9.34

(3)  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would be higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on July 1, 1992, and Class Z shares were initially offered on February 7, 2001.

(4)  The Fund's Class Z share total annual fund operating expenses at June 30, 2002 (exclusive of any voluntary fee waiver) were
     1.06%; Class Z and total net assets of the Fund were (in millions) $5 and $1,993, respectively.

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Liberty Growth Stock Fund, Class Z(5) (%)                            7/1/58
  Return Before Taxes                                                                 -29.56            -4.02            5.70
  Return After Taxes on Distributions                                                 -29.56            -4.91            3.93
  Return After Taxes on Distributions and Sale of Fund Shares                         -18.15            -2.60            4.54
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      n/a            -22.09            -0.58            9.34

(5)  The Fund's Class Z share total annual fund operating expenses at September 30, 2002 (exclusive of any voluntary fee waiver)
     were 0.98%; Class Z and total net assets of the Fund were (in millions) $360 and $776, respectively.

                                                                    INCEPTION
                                                                     DATE(6)          1 YEAR           5 YEARS         10 YEARS

Liberty Select Value Fund Class Z(7) (%)                             2/8/01
  Return Before Taxes                                                                 -12.09            5.46             11.95
  Return After Taxes on Distributions                                                 -12.09            3.91              9.47
  Return After Taxes on Distributions and Sale of Fund Shares                          -7.42            4.15              9.11
------------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a            -14.51            6.41             11.96

(6)  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the Class Z shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on July 21, 1949 and Class Z shares were initially offered on February 8, 2001.

(7)  The Fund's Class Z share total annual fund operating expenses at October 31, 2002 were 0.98%; Class Z and total net assets of the Fund were (in millions) $424 and $1,171, respectively.

                                                                    INCEPTION
                                                                     DATE(8)          1 YEAR           5 YEARS         10 YEARS

Liberty Federal Securities Fund, Class Z(9) (%)                      1/11/99
  Return Before Taxes                                                                  9.59             6.68             6.93
  Return After Taxes on Distributions                                                  7.44             4.10             4.21
  Return After Taxes on Distributions and Sale of Fund Shares                          5.83             4.03             4.16
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S. Government Bond Index (%)            n/a             9.64             7.44             6.91

(8)  Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since
     Class Z shares are not subject to service fees. Class A shares were initially offered on March 30, 1984, and Class Z shares were initially offered on January 11, 1999.

(9)  The Fund's Class Z share total annual fund operating expenses at August 31, 2002 were 0.96%; Class Z and total net assets of the Fund were $657,000 and (in millions) $661, respectively.

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS

Liberty Intermediate Bond Fund, Class Z(10) (%)                      12/5/78
  Return Before Taxes                                                                   5.78            6.63             6.95
  Return After Taxes on Distributions                                                   3.24            3.87             4.08
  Return After Taxes on Distributions and Sale of Fund Shares                           3.49            3.91             4.11
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (%)                               n/a             10.25            7.55             7.51

(10) The Fund's Class Z share total annual fund operating expenses at June 30, 2002 were 0.79%; Class Z and total net assets of the
     Fund were (in millions) $730 and $802, respectively.

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           5 YEARS         THE FUND

Columbia High Yield Fund, Class Z(11) (%)                            10/1/93
  Return Before Taxes                                                                   1.17            4.19             6.60
  Return After Taxes on Distributions                                                  -1.51            1.08             3.20
  Return After Taxes on Distributions and Sale of Fund Shares                           0.69            1.79             3.57
------------------------------------------------------------------------------------------------------------------------------------
Citigroup BB Index (%)                                                 n/a             -2.75            4.65             7.18(12)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield, Cash Pay Index (%)                      n/a             -1.14            1.24             5.45(12)

(11) The Fund's Class Z share total annual fund operating expenses at December 31, 2002 were 0.77%; Class Z and total net assets of the Fund were (in millions) $703 and $772, respectively.

(12) Performance information is from September 30, 1993.

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments  will be published in the
Fund's semiannual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional
Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o Columbia Thermostat Fund

------------------------------------------------------------------------------


[LOGO] LIBERTYFUNDS


       A MEMBER OF COLUMBIA MANAGEMENT GROUP
       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              143-01/591N-0403


                               LIBERTY ACORN FUND
                                LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                            COLUMBIA THERMOSTAT FUND

                         Supplement dated May 1, 2003 to
              Statement of Additional Information dated May 1, 2003

On page 59 of the Statement of Additional Information in the section entitled "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES," a new paragraph under the sub-heading "NAV TRANSFER PROGRAM" has been inserted between the sub-heading "REINSTATEMENT PRIVILEGE" and the sub-heading "PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS" as follows:

NAV TRANSFER PROGRAM. Investors who have previously purchased shares of other investment companies offered by another mutual fund complex and have been charged a front-end load or other sales charge on such purchases may invest the proceeds of redemptions of those shares in Class A shares of a Fund, without incurring an additional sales charge. Class A shares may be subject to a 12b-1 distribution and service fee. This NAV transfer program shall be available for purchases by eligible investors through participating FSFs until December 31, 2003.

                               LIBERTY ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Acorn Trust ("Liberty Acorn" or "Trust"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus with respect to Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty, Liberty Acorn Foreign Forty or Columbia Thermostat Fund dated May 1, 2003. This SAI should be read together with a Prospectus of the Trust. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. ("LFD"), One Financial Center, Boston, MA 02111-2621. Audited financial statements, which are contained in the Funds' December 31, 2002 Annual Report, are incorporated by reference into this SAI.


TABLE OF CONTENTS

                                                                           Page

Definitions                                                                   2
Organization and History                                                      2
Investment Policies                                                           2
Portfolio Turnover                                                           15
Additional Information Concerning Certain Investment Practices               15
Taxes - General                                                              28
Management of the Trust                                                      31

Liberty Acorn's Charges and Expenses                                         46
Code of Ethics                                                               55
Custodian                                                                    55
Independent Auditors                                                         56
Determination of Net Asset Value                                             56
How to Buy Shares                                                            56
Special Purchase Programs/Investor Services                                  57
Programs for Reducing or Eliminating Sales Charges                           58
How to Sell Shares                                                           61
How to Exchange Shares                                                       62
Suspension of Redemptions                                                    63
Shareholder Liability                                                        63
Shareholder Meetings                                                         63
Performance Measures and Information                                         63
Appendix I - Description of Bond Ratings                                    A-1

143-01/591N-0403

                               LIBERTY ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2003


DEFINITIONS

  "Trust"                         Liberty Acorn Trust
  "Funds"                         Liberty Acorn Fund, Liberty Acorn
                                  International, Liberty Acorn USA, Liberty
                                  Acorn Twenty, Liberty Acorn Foreign Forty and
                                  Columbia Thermostat Fund
  "Portfolio Funds"               Funds in which Columbia Thermostat Fund
                                  may invest, including Liberty Acorn Fund,
                                  Liberty Acorn Twenty, Liberty Growth Stock
                                  Fund, Liberty Growth & Income Fund, Liberty
                                  Select Value Fund, Liberty Federal Securities
                                  Fund, Liberty Intermediate Bond Fund and
                                  Columbia High Yield Fund
  "Adviser" or "Liberty WAM"      Liberty Wanger Asset Management, L.P., the
                                  Funds' investment advisor and administrator
  "LFD"                           Liberty Funds Distributor, Inc., the Funds'
                                  distributor
  "LFS"                           Liberty Funds Services, Inc., the Funds'
                                  investor services and transfer agent
  "CDSC"                          Contingent Deferred Sales Charge
  "FSF"                           Financial Service Firm

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1992 as successor to The Acorn Fund, Inc., which became the Acorn Fund series of the Trust. The Funds are series of the Trust, and each Fund is an open-end, management investment company. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

The Trust changed its name from "Acorn Investment Trust" to its current name on September 29, 2000. On that date, the Funds (other than Columbia Thermostat
Fund) also changed their names from "Acorn Fund," "Acorn International," "Acorn USA," "Acorn Twenty" and "Acorn Foreign Forty" to their current names.

INVESTMENT POLICIES

LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY invest with the objective of long-term growth of capital, and COLUMBIA THERMOSTAT FUND invests with the objective of long-term total return. The Funds are not designed for investors seeking primarily income rather than capital appreciation. The Funds are not, alone or together, a balanced investment program, and there can be no assurance that any of the Funds will achieve its investment objective. COLUMBIA THERMOSTAT FUND is a fund of funds that invests in shares of certain portfolios (the "Portfolio Funds") of Liberty Acorn Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Funds Trust III, Liberty Funds Trust VI, Liberty-Stein Roe Funds Income Trust and Columbia High Yield Fund, Inc. (the "Underlying Trusts"), all of which are managed by the Adviser or an affiliate of the Adviser. COLUMBIA THERMOSTAT FUND may invest in the following Portfolio Funds: Liberty Acorn Fund, Liberty Acorn Twenty, Liberty Growth Stock Fund, Liberty Growth & Income Fund, Liberty Select Value Fund, Liberty Federal Securities Fund, Liberty Intermediate Bond Fund and Columbia High Yield Fund.


Liberty Acorn Fund seeks to invest in growth stocks that are selling at a reasonable price. Liberty Acorn Fund may invest more in value stocks when such stocks are cheaper, and may invest more in growth stocks when growth stocks are cheaper. On average, Liberty Acorn Fund invests somewhere in between a growth fund and a value fund.


The Funds are subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. The Investment Company Act of 1940 ("Act") provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio Funds in which COLUMBIA THERMOSTAT FUND invests may, but need not, have the same investment policies as COLUMBIA THERMOSTAT FUND.

LIBERTY ACORN FUND will not:

 1. Invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in government obligations;

 2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

 3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

 4. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

 5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's assets at the time of borrowing, and (b) in connection with transactions in options and in securities index futures [the fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets];

 6. Pledge, mortgage or hypothecate its assets, except in connection with permitted borrowings;

 7. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market to not more than 10% of its total assets at the time of acquisition;

 8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

 9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

11. Sell securities short or maintain a short position, except short sales against-the-box;

12. Participate in a joint or on a joint or several basis in any trading account in securities;

13. Invest in companies for the purpose of management or the exercise of control;

14. Issue any senior security except to the extent permitted under the Investment Company Act of 1940;

15. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).

LIBERTY ACORN INTERNATIONAL will not:

 1. With respect to 75% of the value of the fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

 2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

 3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

 4. Make loans, but this restriction shall not prevent the fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

 5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures. [The fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets.];

 6. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its total assets at the time of acquisition;

 7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

 8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

 9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Sell securities short or maintain a short position, except short sales against-the-box.

11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

LIBERTY ACORN USA will not:
 1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

 2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

 3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government securities;

 4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

 5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

 6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

 7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

 8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

 9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Neither LIBERTY ACORN TWENTY nor LIBERTY ACORN FOREIGN FORTY will:
 1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities is of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities [this restriction applies only to LIBERTY ACORN FOREIGN FORTY];

 2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;


 3. With respect to 50% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed 5% of the Fund's total assets [this restriction applies only to LIBERTY ACORN TWENTY];


 4. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

 5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

 6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
     (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

 7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

 8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

 9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

12. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

COLUMBIA THERMOSTAT FUND will:

 1.  Concentrate its investments in shares of other mutual funds.

In addition, COLUMBIA THERMOSTAT FUND will not:

 1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except shares of Portfolio Funds and securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

 2. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

 3. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

 4. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

 5. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

 6. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

 7. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

 8. Sell securities short or maintain a short position, except short sales against-the-box;

 9. Invest in companies for the purpose of management or the exercise of control;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

a. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in the securities of foreign companies based in developed markets outside the U.S. [this restriction applies only to LIBERTY ACORN FOREIGN FORTY, which will notify shareholders at least 60 days prior to any change in this policy];

b. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities [this restriction applies only to LIBERTY ACORN USA, which will notify shareholders at least 60 days prior to any change in this policy];

c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

d. Invest more than 33% of its total assets (valued at time of investment) in securities of foreign issuers [this restriction applies only to LIBERTY ACORN FUND];

e. Invest more than 15% of its total assets in the securities of foreign issuers [this restriction applies only to LIBERTY ACORN TWENTY];

f. Invest more than 10% of its total assets (valued at the time of investment) in securities of foreign issuers, not including securities represented by American Depository Receipts [this restriction applies only to LIBERTY ACORN USA];

g. Invest more than 15% of its total assets in domestic securities, under normal market conditions [this restriction applies only to LIBERTY ACORN FOREIGN FORTY];

h. Invest in companies for the purpose of management or the exercise of control;

i. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

j. Invest more than 10% of its total assets (valued at the time of investment) in restricted securities [this restriction applies only to LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA and COLUMBIA THERMOSTAT FUND];

k. Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

l. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities; and

m. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections (12)(d)(1)(F) or
    (G) of the Investment Company Act of 1940 [this restriction applies only to LIBERTY ACORN FUND and LIBERTY ACORN TWENTY].

Notwithstanding the foregoing investment restrictions, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY may purchase securities pursuant to the exercise of subscription rights, provided that, in the case of LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA or LIBERTY ACORN FOREIGN FORTY such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of LIBERTY ACORN INTERNATIONAL'S portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising its rights.

A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment company, including advisory fees.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

The investment restrictions of each of the Portfolio Funds in which COLUMBIA THERMOSTAT FUND may invest are listed below.

LIBERTY ACORN FUND - see investment restrictions listed above

LIBERTY ACORN TWENTY - see investment restrictions listed above

LIBERTY GROWTH STOCK FUND

Fundamental Investment Policies

Liberty Growth Stock Fund may not:

1. with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

2. acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

3. act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

4. purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

5. make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

6. borrow except from banks, other affiliated funds and other entities to the extent permitted by the Investment Company Act of 1940;

7. invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

8. issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Non-Fundamental Investment Policies

None of the following restrictions shall prevent Liberty Growth Stock Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund.

Liberty Growth Stock Fund may not:

a. invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

b.  invest in companies for the purpose of exercising control or management;

c. purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

d. invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

e. write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

f. invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

g. purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

h. purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

i. invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

j. invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days; or

k. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

LIBERTY GROWTH & INCOME FUND

Fundamental Investment Policies

Liberty Growth & Income Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; the value of such real estate may not exceed 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act.

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

Non-Fundamental Investment Policies

As non-fundamental investment policies which may be changed without a shareholder vote, Liberty Growth & Income Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts exceeds 5% of its total assets;

4.  Invest more than 15% of its net assets in illiquid assets; and

5.  Invest more than 10% in American Depository Receipts.

6. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

Notwithstanding the investment policies and restrictions of Liberty Growth & Income Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, the issuer is the entity whose revenues support the security.

LIBERTY SELECT VALUE FUND

Fundamental Investment Policies

Liberty Select Value Fund may:
1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

Non-Fundamental Investment Policies

As non-fundamental investment policies which may be changed without a shareholder vote, Liberty Select Value Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.  Invest more than 15% of its net assets in illiquid assets.

4. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

Notwithstanding its investment policies and restrictions, Liberty Select Value Fund may invest substantially all of its investable assets in another investment company that has substantially the same investment goal, policies and restrictions as the Fund.

LIBERTY FEDERAL SECURITIES FUND

Fundamental Investment Policies

Liberty Federal Securities Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as the result of owning securities; and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the [1940] Act;

5. Underwrite securities issues by other only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry, or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.

Non-Fundamental Investment Policies

As non-fundamental investment policies which may be changed without a shareholder vote, Liberty Federal Securities Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2.  Invest more than 15% of its net assets in illiquid assets.

3. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

LIBERTY INTERMEDIATE BOND FUND

Fundamental Investment Policies

As fundamental investment policies, the Liberty Intermediate Bond Fund may not:

1. invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) repurchase agreements, or
    (ii) securities of issuers in the financial services industry, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

2. invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

3. invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

4. purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5. purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into (i) futures and options on futures and (ii) forward contracts;

6. make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

7. borrow except from banks, other affiliated funds and other entities to the extent permitted by the 1940 Act;

8. act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

9.  issue any senior security except to the extent permitted under the 1940 Act.

Non-Fundamental Investment Policies

As non-fundamental investment policies which may be changed without a shareholder vote, Liberty Intermediate Bond Fund may not:

(A) invest for the purpose of exercising control or management;

(B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets; (1)

(C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

(D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

(E) invest more than 5% of its net assets (valued at time of investment) in warrants, no more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

(F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

(G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

(H) invest in limited partnerships in real estate unless they are readily marketable;

(I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

(K) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

(L) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

(1) The Fund has been informed that the staff of the Securities and Exchange commission takes the position that the issuers of certain collateralized mortgage obligations and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the Investment Company Act of 1940, which limits the ability of one investment company to invest in another investment company. Accordingly, the Fund intends to operate within the applicable limitations under Section 12(d)(1)(A) of that Act.

COLUMBIA HIGH YIELD FUND

Fundamental Investment Policies

Columbia High Yield Fund may not:

 1. Buy or sell commodities or commodity futures contracts.


 2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and
    (c) invest for defensive purposes up to 80 percent of the value of its total assets in CDs and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever [the Adviser] determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the [Adviser].


 3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

 4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3 percent of its total assets.

 5. Purchase illiquid securities, including restricted securities and repurchase agreements of more than seven days maturity, if upon the purchase more than 10 percent of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value and include restricted securities that are subject to legal or contractual restrictions on resale. Certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A of the Securities Act of 1933 and for which a dealer or institutional trading market exists may be deemed to be liquid securities by the Board of Directors of the Fund and, therefore, are not subject to the above investment restriction.

 6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

 7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

 8. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.


 9. Purchase securities of other open-end investment companies.


10. Issue senior securities, bonds, or debentures.

11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

12. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

14. Invest in companies to exercise control or management.

15. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

17. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

PORTFOLIO TURNOVER

High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. Under normal conditions, the portfolio turnover rates of LIBERTY ACORN FUND and LIBERTY ACORN USA are expected to be below about 50%, and of LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and LIBERTY ACORN TWENTY are likely to be below 75%, 100% and 125%, respectively. Although under normal market conditions the portfolio turnover rate of COLUMBIA THERMOSTAT FUND is expected to be below 100%, it could exceed 100%.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

In this section the term "Fund" refers to a Fund or a Portfolio Fund except where otherwise indicated. Additional information concerning certain of the Funds' investments and investment practices is set forth below.

COMMON STOCKS

LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY will invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. COLUMBIA THERMOSTAT FUND invests in shares of Portfolio Funds, some of which invest in common stocks. This ownership interest often gives a Fund or Portfolio Fund the right to vote on measures affecting the company's organization and operations. The Funds and some Portfolio Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Some of the Portfolio Funds also invest in fixed-income securities. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period. Under normal conditions, the common stock investments of the Funds other than COLUMBIA THERMOSTAT FUND (as a percent of total assets) are allocated as follows:

      --------------------------------------------------------------
                                        U.S.              FOREIGN
                                        COMPANIES         COMPANIES
      FUND                              MAXIMUM           MAXIMUM
      --------------------------------------------------------------
      Liberty Acorn Fund                no limit          up to 33%
      Liberty Acorn International       up to 25%         no limit
      Liberty Acorn USA                 no limit          up to 10%
      Liberty Acorn Twenty              no limit          up to 15%
      Liberty Acorn Foreign Forty       up to 15%         no limit
      --------------------------------------------------------------

LIBERTY ACORN TWENTY usually limits its investments in foreign companies to those whose operations are primarily in the U.S. LIBERTY ACORN FOREIGN FORTY usually limits its investments in U.S. companies to those whose operations are primarily overseas. See also the discussion of foreign securities below. COLUMBIA THERMOSTAT FUND invests in Portfolio Funds that may have their own geographic limits.

DIVERSIFICATION

Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because LIBERTY ACORN Twenty is non-diversified, it has the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of LIBERTY ACORN TWENTY can be expected to fluctuate more than that of broadly diversified Funds investing in similar securities. Because it is non-diversified, LIBERTY ACORN TWENTY is not subject to the limitations under the Act in the percentage of its assets that it may invest in any one issuer. The Fund, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized above under "Investment Policies").


FOREIGN SECURITIES

The Funds and some Portfolio Funds invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. As noted above, under normal market conditions, each Fund may invest in foreign securities (as a percentage of total assets) as set forth below:

      -----------------------------------------------------
                                        FOREIGN
                                        COMPANIES
      FUND                              MAXIMUM
      -----------------------------------------------------
      Liberty Acorn Fund                up to 33%
      Liberty Acorn International       no limit
      Liberty Acorn USA                 up to 10%
      Liberty Acorn Twenty              up to 15%
      Liberty Acorn Foreign Forty       no limit
      -----------------------------------------------------

LIBERTY ACORN FOREIGN FORTY invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies with broad international interests that are domiciled in the United States or in countries considered "emerging markets," if the operations of those companies are located primarily in developed overseas markets. The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group ("IFC"). "Emerging markets" as used by the Fund includes markets designated "frontier markets" by the IFC. LIBERTY ACORN FOREIGN FORTY does not intend to invest more than 5% of its total assets in those countries included in the "emerging markets" or "frontier markets" categories.

COLUMBIA THERMOSTAT FUND invests in Portfolio Funds that may have their own geographic limits. LIBERTY ACORN TWENTY usually limits its investments in foreign companies to those whose operations are primarily in the U.S.

The Funds and some Portfolio Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs trade in both domestic and foreign markets. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Funds and some Portfolio Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Liberty Acorn Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

The investment performance of a Fund that invests in securities of foreign issuers is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

CURRENCY EXCHANGE TRANSACTIONS

The Funds and some Portfolio Funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Adviser may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the Fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the Funds' investment limits.

OTC DERIVATIVES. The Funds may buy and sell over-the-counter ("OTC") derivatives. Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives (derivatives not traded on exchanges) generally are established through negotiation with the other party to the contract. While this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund (not including the Portfolio Funds) will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

If trading were suspended in an option purchased or written by one of the Funds, that Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

--------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To the extent required by regulatory authorities having jurisdiction over the Funds, the Funds will limit their use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. The Fund's hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to stock price, interest rate, and currency fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any hedging technique depends on Liberty WAM's ability to correctly predict changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, a Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, Liberty WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between that Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value ("NAV"), the Funds will mark-to-market their open futures positions.

The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Funds.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. Conversely, if an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the Funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. A Fund (excluding the Portfolio Funds) will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(2) would exceed 5% of the Fund's total assets.

-----------
(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool," the "underlying commodity value" of each long position in a commodity contract in which a Fund invests will not at any time exceed the sum of:

    (1) the value of short-term U.S. debt obligations or other U.S. dollar denominated high-quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract;

    (2) unrealized appreciation on the contract held by the broker; and

    (3) cash proceeds from existing investments due in not more than 30 days.

    "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

SWAP AGREEMENTS, CAPS, FLOORS AND COLLARS. A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if the Adviser determines it is consistent with that Fund's investment objective and policies, but each Fund (excluding the Portfolio Funds) will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, that Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Adviser expects to be able to eliminate a Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Some Portfolio Funds may purchase caps, floors and collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will segregate assets to cover its current obligations under a swap agreement, cap, floor or collar. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of that Fund's accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of that Fund's accumulated obligations under the agreement.

SHORT SALES AGAINST THE BOX

Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by its investment restrictions, the Funds do not currently intend to sell securities short.

In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

In addition to enabling the Funds to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.


DEBT SECURITIES

The Funds and some Portfolio Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that LIBERTY ACORN INTERNATIONAL may not invest more than 20% of its assets in securities rated below investment grade or considered by the Adviser to be of comparable credit quality. Neither LIBERTY ACORN FUND nor LIBERTY ACORN INTERNATIONAL expects to invest more than 5% of its net assets in such securities during the current fiscal year. Each of LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY do not intend to invest more than 20% of their total assets in debt securities nor more than 5% of their total assets in securities rated at or lower than the lowest investment grade. COLUMBIA THERMOSTAT FUND may invest up to 100% of its total assets in Portfolio Funds that invest in debt securities at times, including lower-rated securities, and securities that are not rated.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in Appendix I to this SAI.

ILLIQUID AND RESTRICTED SECURITIES

The Funds (excluding the Portfolio Funds) may not invest in illiquid securities, if as a result they would comprise more than 15% of the value of the net assets of the Fund. The limit on illiquid securities for each Portfolio Fund is 15%, except that the limit is 10% for Columbia High-Yield Fund. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of Trustees or its delegate.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of Trustees. Neither LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA nor COLUMBIA THERMOSTAT FUND will invest more than 10% of its total assets (valued at the time of investment) in restricted securities.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund's restriction of investing no more than 10% (for LIBERTY ACORN FUND) or 15% (for LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY, LIBERTY ACORN FOREIGN FORTY and COLUMBIA THERMOSTAT FUND) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than the specified percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers the Adviser believes present minimal credit risks in accordance with guidelines approved by the board of Trustees. The Adviser will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the Adviser's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on a Fund's ability to sell the collateral and the Fund or Portfolio Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

The Funds and Portfolio Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

ZERO COUPON SECURITIES
Some of the Portfolio Funds may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Portfolio Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS
Some of the Portfolio Funds may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
Some of the Portfolio Funds may invest in tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Portfolio Fund's advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
Some Portfolio Funds may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
Some Portfolio Funds may invest in money market instruments. GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which some Portfolio Funds would be allowed to invest in directly.

SECURITIES LOANS
The Funds may make secured loans of their portfolio securities amounting to not more than the percentage of their total assets specified in "Investment Policies", thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

MORTGAGE DOLLAR ROLLS
Some Portfolio Funds may invest in mortgage dollar rolls. In a mortgage dollar roll, the Portfolio Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Portfolio Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Portfolio Fund from the transaction.

MORTGAGE-BACKED SECURITIES
Some of the Portfolio Funds may invest in mortgage-backed securities, including "collateralized mortgage obligations" (CMOs) and "real estate mortgage investment conduits" (REMICs). Mortgage-backed securities evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Portfolio Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Portfolio Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES
A Portfolio Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, a Portfolio Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the Portfolio Fund may incur a loss.


ASSET-BACKED SECURITIES
Some Portfolio Funds may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


MUNICIPAL LEASE OBLIGATIONS
Some of the Portfolio Funds may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
Some Portfolio Funds may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. Some Portfolio Funds may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Portfolio Fund in connection with the arrangement. The Portfolio Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When a Portfolio Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Portfolio Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Portfolio Fund, although it could sell the underlying municipal obligation to a third party at any time.

Some Portfolio Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Portfolio Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The Portfolio Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Some Portfolio Funds may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

FLOATING OR VARIABLE RATE SECURITIES
Some of the Portfolio Funds may invest in floating or variable rate securities. Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180- day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Portfolio Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

REAL ESTATE INVESTMENT TRUSTS ("REITS")
Some Portfolio Funds may invest in REITs. REITS are pooled investment vehicles that invest primarily in real estate-such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

CONVERTIBLE SECURITIES AND WARRANTS
Some Portfolio Funds may purchase convertible securities and warrants. Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Portfolio Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Portfolio Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Portfolio Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

To the extent the Portfolio Fund known as Columbia High Yield Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

SENIOR LOANS
Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which some Portfolio Funds may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in the Portfolio Funds' investment portfolios will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES
Some Portfolio Funds may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, which is a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of structured note. Structured notes are treated as Senior Loans.

TEMPORARY STRATEGIES
The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of domestic issuers (or, in the case of LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and COLUMBIA THERMOSTAT Fund, those of foreign issuers), and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

LINE OF CREDIT

Liberty Acorn maintains a line of credit with a group of banks in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund's restrictions on borrowing under "Investment Policies" above.

TAXES - GENERAL


In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividend income; however, many of the details of the proposal (including whether or how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.


DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by each Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Dividends paid by LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY are generally not eligible for the dividends received deduction for corporate shareholders because little or none of those Funds' income consists of dividends paid by United States corporations. A portion of the dividends paid by LIBERTY ACORN FUND, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and COLUMBIA THERMOSTAT FUND is generally eligible for the dividends-received deduction. Capital gain distributions paid from the Funds are never eligible for this deduction.

FUND DISTRIBUTIONS. Distributions from a Fund will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for one year or less) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed at a rate of 20%. The maximum long-term capital gains rate will decrease from 20% to 18% for capital assets that have been held for more than five years and whose holding periods begin after December 31, 2000.


All income and capital gains received by COLUMBIA THERMOSTAT FUND from a Portfolio Fund that it owns will be distributed by the Fund (after deductions from the Fund's allowable losses and expenses) and will be taxable to shareholders as described above. Because COLUMBIA THERMOSTAT FUND is actively managed, it may realize taxable net short-term capital gains by selling shares of a Portfolio Fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in COLUMBIA THERMOSTAT FUND rather than directly investing in the Portfolio Funds may result in accumulated tax liability to a shareholder since the Fund must distribute its net realized gains in accordance with those rules.


Distributions will be taxed as described above whether received in cash or in Fund shares. Dividends and distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Funds from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from a Fund.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding tax unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to Liberty Acorn. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


EXCISE TAX. To the extent that a Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," each Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, shares of regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of its ordinary income (inclusive of net short-term capital gains) earned each year.


HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

------------
(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or purchase of put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

The Internal Revenue Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code) with respect to, or futures or "forward contracts" (as defined by the Code) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

In order for the Funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of each Fund's gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

The Funds intend to distribute to shareholders annually any capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Funds. Shareholders will be advised of the nature of such capital gain distributions.

SECURITIES ISSUED AT A DISCOUNT. A Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by a Fund will be decreased.

If more than 50% of a Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Adviser will consider the value of the benefit to a typical shareholder, the cost to a Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Internal Revenue Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by a Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Each of LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of LIBERTY ACORN INTERNATIONAL or LIBERTY ACORN FOREIGN FORTY, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, including retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits. LIBERTY ACORN FUND, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and COLUMBIA THERMOSTAT FUND do not expect to be able to "pass through" foreign tax credits.

Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, a Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

MANAGEMENT OF THE TRUST


Each of the Adviser, LFS and LFD is an subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of Fleet Boston Financial Corporation. Columbia Management Group has about $140 billion in investment assets under management in its advisory firms as of March 31, 2003, ranking it among the world's largest asset management organizations. This includes more than $50 billion in mutual fund assets under management. Columbia Management Group's investment portfolio is diversified by asset classes, with 50 percent in equity, 30 percent in fixed income, and 20 percent in money market funds. Fleet Boston Financial Corporation, which trades on the New York Stock Exchange under the symbol "FBF," is the seventh-largest financial holding company in the United States. A $200 billion diversified financial services company, it offers a comprehensive array of innovative financial solutions to 20 million customers. Each of Fleet Boston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. are located at 100 Federal Street, Boston, MA 02110.


TRUSTEES AND OFFICERS. The board of Trustees has overall management responsibility for the Funds. The board of Trustees serve indefinite terms of unlimited duration provided that a majority of Trustees always has been elected by shareholders. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of Acorn's outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

With respect to COLUMBIA THERMOSTAT FUND, certain of the officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, the Adviser serves as investment adviser to certain of the Portfolio Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities at both levels.

The names of the Trustees and officers of Liberty Acorn, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below. Each Trustee serves in such capacity for each of the six series of Liberty Acorn. Mr. Wanger also serves as a Trustee for each of the four series of the Wanger Advisors Trust.


                                                                             NUMBER OF
  NAME, POSITION(S)       YEAR FIRST                                       PORTFOLIOS IN
  WITH LIBERTY ACORN      ELECTED OR         PRINCIPAL OCCUPATION(S)        FUND COMPLEX
     AND AGE AT           APPOINTED                  DURING                   OVERSEEN               OTHER
   JANUARY 1, 2003        TO OFFICE**            PAST FIVE YEARS             BY TRUSTEE          DIRECTORSHIPS
   ---------------        ---------              ---------------             ----------          -------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF LIBERTY ACORN:


Margaret Eisen, 49,          2002       Chair, Institute for Financial           6         Antigenics, Inc.
Trustee                                 Markets; formerly managing director,               (biotechnology and drugs);
                                        DeGuardiola Advisors; formerly                     Global Financial Group
                                        managing director, North director,                 (venture capital fund) of
                                        Global American Equities at General                funds.
                                        Financial Group (venture Motors Asset
                                        Management; prior capital fund of
                                        funds) thereto, director of Worldwide
                                        Pension Investments for DuPont Asset
                                        Management.

Leo A. Guthart, 65,          1994       Executive vice president,                6         AptarGroup, Inc.
Trustee                                 Honeywell International (home                      (producer of dispensing
                                        and building control); chairman,                   valves, pumps and
                                        Cylink Corporation (supplier of                    closures); Symbol
                                        encryption equipment); former                      Technologies, Inc.
                                        chairman of the board of                           (manufacturer of bar code
                                        trustees, Hofstra University;                      scanning equipment).
                                        chairman and chief executive
                                        officer, Topspin Partners, L.P.

Jerome Kahn, Jr., 68,        1987       Former president, William Harris         6         None.
Trustee                                 Investors, Inc. (investment
                                        adviser).


Steven N. Kaplan, 43,        1999       Neubauer Family Professor of             6         None.
Trustee                                 Entrepreneurship and Finance,
                                        Graduate School of Business,
                                        University of Chicago.


David C. Kleinman, 67,       1972       Adjunct professor of strategic           6         Sonic Foundry, Inc.
Trustee                                 management, University of                          (software); AT&T Latin
                                        Chicago Graduate School of                         America.
                                        Business; Business consultant.

Allan B. Muchin, 67,         1998       Chairman emeritus, Katten Muchin         6         Alberto-Culver Company
Trustee                                 Zavis Rosenman (law firm).                         (toiletries).



Robert E. Nason, 66,         1998       Consultant and private investor          6         None.
Trustee and Chairman                    since 1998; from 1990-1998,
                                        executive partner and chief executive
                                        officer, member of the executive
                                        committee of Grant Thornton, LLP (public
                                        accounting firm) and member of the
                                        policy board of Grant Thornton
                                        International.


John A. Wing, 67,            2002       Frank Wakely Gunsaulus Professor         6         AmerUs Life Holdings
Trustee                                 of Law and Finance, and chairman                   (life insurance); LDF,
                                        of the Center for the Study of                     Inc. and Labe Federal
                                        Law and Financial Markets,                         Bank (banking); Margo
                                        Illinois Institute of                              Caribe, Inc. (farming).
                                        Technology; prior thereto,
                                        chairman of the board and chief
                                        executive officer of ABN-AMRO
                                        Incorporated, formerly The Chicago
                                        Corporation, and chief executive officer
                                        of Market Liquidity Network, LLC.


TRUSTEES WHO ARE INTERESTED PERSONS OF LIBERTY ACORN:


Charles P. McQuaid, 49       1992       Portfolio manager since 1995 and         6         None.
Trustee and Senior                      director of research since July
Vice President (1)                      1992 of Liberty WAM; Principal,
                                        WAM from July 1995 to September 29,
                                        2000; senior vice president, Wanger
                                        Advisors Trust.

Ralph Wanger, 68,            1970       President, chief investment              10        Wanger Advisors Trust (4
Trustee and                             officer and portfolio manager,                     portfolios).
President* (1)                          Liberty WAM since 1992;
                                        principal, WAM from July 1992 until
                                        September 29, 2000; president, WAM Ltd.
                                        from July 1992 to September 29, 2000;
                                        president and director, WAM Acquisition
                                        GP, Inc. since September 29, 2000;
                                        president, Wanger Advisors Trust;
                                        director, Wanger Investment Company plc.

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
  NAME, POSITION(S)       YEAR FIRST                                        FUND COMPLEX
  WITH LIBERTY ACORN      ELECTED OR         PRINCIPAL OCCUPATION(S)         FOR WHICH
     AND AGE AT           APPOINTED                  DURING                OFFICER ACTS IN           OTHER
   JANUARY 1, 2003        TO OFFICE**            PAST FIVE YEARS            SAME CAPACITY        DIRECTORSHIPS
   ---------------        ---------              ---------------            -------------        -------------

OFFICERS OF LIBERTY ACORN:


J. Kevin                     2001       Treasurer of the Liberty Funds           10            None.
Connaughton, 38,                        and of the Liberty All-Star
Assistant Treasurer                     Funds since December 2000
                                        (formerly controller and chief
                                        accounting officer of the Liberty
                                        Funds and of the Liberty All-Star
                                        Funds from February 1998 to October
                                        2000); treasurer of the Stein Roe
                                        Funds since February 2001 (formerly
                                        chief accounting officer and
                                        controller from May 2000 to
                                        February 2001); treasurer of the
                                        Galaxy Funds since September 2002;
                                        senior vice president of Liberty
                                        Funds Group since January 2001
                                        (formerly vice president of
                                        Colonial Management Associates from
                                        February 1998 to October 2000).

P. Zachary Egan, 38,         2003       Analyst and portfolio manager,           6             None.
Vice                                    President Liberty WAM since 1999; prior
                                        thereto, a research fellow with the
                                        Robert Bosch Foundation.

Kevin S. Jacobs, 41,         2001       Assistant vice president,                10            None.
Assistant Secretary                     Liberty Funds Group since June
                                        2000; senior legal product
                                        manager, First Union Corp. from
                                        September 1999 to June 2000;
                                        prior thereto, senior legal
                                        product manager, Colonial
                                        Management Associates.

Kenneth A. Kalina, 43,       1995       Chief financial officer, Liberty         10            None.
Assistant Treasurer                     WAM since April 2000; assistant
                                        treasurer, Wanger Advisors
                                        Trust; fund controller, Liberty
                                        WAM since September 1995;
                                        director, New Americas Small Cap
                                        Fund.

Bruce H. Lauer, 45,          1995       Chief operating officer, Liberty         10            None.
Vice President,                         WAM since April 1995; principal,
Secretary and                           WAM from January 2000 to
Treasurer                               September 29, 2000; vice
                                        president, treasurer and
                                        secretary, Wanger Advisors
                                        Trust; director, Wanger
                                        Investment Company plc and New
                                        Americas Small Cap Fund.

Jean Loewenberg, 57,         2002       General counsel, Columbia                10            None.
Assistant Secretary                     Management Group, Inc. since
                                        December 2001; senior vice
                                        president since November 1996
                                        and assistant general counsel
                                        since September 2002, Fleet
                                        National Bank.

Robert A. Mohn, 41,          1997       Analyst and portfolio manager,           10            None.
Vice President                          Liberty WAM since August 1992;
                                        principal, WAM from 1995 to September
                                        29, 2000; vice president, Wanger
                                        Advisors Trust.

Louis J. Mendes, 38          2003       Analyst and portfolio manager,           6             None.
Vice                                    President Liberty WAM since 2001; prior
                                        thereto, analyst and portfolio manager,
                                        Merrill Lynch.

Todd Narter, 38,             2001       Analyst and portfolio manager,           10            None.
Vice President                          Liberty WAM since June 1997;
                                        vice president, Wanger Advisors
                                        Trust.


Christopher Olson, 38,       2001       Analyst and portfolio manager,           10            None.
Vice President                          Liberty WAM since January 2001;
                                        vice president, Wanger Advisors Trust;
                                        prior thereto, director and portfolio
                                        strategy analyst with UBS Asset
                                        Management/Brinson Partners.


John H. Park, 35,            1998       Analyst and portfolio manager,           10            None.
Vice President                          Liberty WAM since July 1993;
                                        principal, WAM from 1998 to September
                                        29, 2000; vice president, Wanger
                                        Advisors Trust.

Vincent P.                   2001       Vice president and senior counsel,       10            None.
Pietropaolo, 37,                        Liberty Funds Group since
Assistant                               Secretary December 1999; associate,
                                        Morgan Lewis & Bockius, October 1998 to
                                        December 1999; product manager, Putnam
                                        Investments from April 1997 to October
                                        1998.

Joseph Turo, 35,             2002       Assistant general counsel,               10            None.
Assistant Secretary                     Columbia Management Group, Inc.
                                        since January 2002; senior counsel,
                                        Fleet National Bank since August 1997;
                                        prior thereto, associate, Ropes & Gray.

Leah J. Zell, 53,            1994       Analyst and portfolio manager,           10            None.
Vice President* (2)                     Liberty WAM since July 1992;
                                        vice president, Wanger Advisors Trust;
                                        director and managing member of trust
                                        committee, Chai Trust Company.


  * Mr. Wanger and Ms. Zell are married to each other.

 ** Dates prior to April 1992 correspond to the date first elected or appointed as a director or officer of Acorn Fund Inc., the Trust's predecessor.

(1) Trustee who is an "interested person" of the Trust and of Liberty WAM, as defined in the Investment Company Act of 1940, because he is an officer of the Trust and an employee of Liberty WAM. Effective September 30, 2003, Mr. Wanger will no longer serve as President of the Trust and President, chief investment officer and portfolio manager of Liberty WAM. As of that date, Mr. McQuaid will become chief investment officer of Liberty WAM, and Mr. Wanger will continue to serve as an interested Trustee of the Trust and will remain affiliated with Liberty WAM, acting in an advisory capacity.

(2) Effective September 30, 2003, Ms. Zell will no longer serve as Vice President of the Trust and analyst and portfolio manager of Liberty WAM. Ms. Zell will remain affiliated with Liberty WAM, acting in an advisory capacity.

The address for the trustees and officers of the Trust is Liberty Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.

During 2002 the Funds paid fees aggregating $416,250.00 to board members who were not affiliated with the Adviser. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the fiscal year ended December 31, 2002 to each of the Trustees of the Trust:

                                      COMPENSATION TABLE
   -----------------------------------------------------------------------------
                                        AGGREGATE        TOTAL COMPENSATION FROM
                                        COMPENSATION     FUNDS AND FUND COMPLEX
   NAME OF TRUSTEE                      FROM FUNDS       PAID TO TRUSTEES
   -----------------------------------------------------------------------------
   TRUSTEES WHO ARE NOT INTERESTED PERSONS OF ACORN:
   Margaret Eisen (1)                           $28,125.00       $28,125.00
   Leo A. Guthart (2)                           $40,750.00       $40,750.00
   Irving B. Harris (1)                         $43,750.00       $43,750.00
   Jerome Kahn, Jr.                             $48,000.00       $48,000.00
   Steven N. Kaplan (2)                         $45,750.00       $45,750.00
   David C. Kleinman                            $48,250.00       $48,250.00
   Allan B. Muchin                              $46,000.00       $46,000.00
   Robert E. Nason (2)                          $90,000.00       $90,000.00
   John A. Wing (1) (2)                         $25,625.00       $25,625.00

   TRUSTEES WHO ARE INTERESTED PERSONS OF ACORN:
   Charles P. McQuaid                                   $0               $0
   Ralph Wanger                                         $0               $0

(1) Mr. Harris retired as a Trustee prior to the November 2002 board meeting. Mr. Wing and Ms. Eisen were elected as Trustees as of May 21, 2002.

(2) Includes fees deferred during the year pursuant to a deferred compensation plan. As of March 31, 2003, the value of each of the deferred compensation accounts in the Funds for Messrs. Guthart, Kaplan, Nason and Wing was $208,726.32, $68,584.87, $249,391.53 and $33,992.00, respectively.


The officers and Trustees affiliated with the Adviser serve without any compensation from the Trust. Liberty Acorn has adopted a deferred compensation plan (the Plan) for its non-interested Trustees. Under the Plan, the Trustees who are not "interested persons" of Liberty Acorn or Liberty WAM (participating Trustees) may defer receipt of all or a portion of their compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating Trustee is credited to a book reserve account as of the business day such compensation would have been paid to such Trustee. The deferred compensation accrues income from the date of credit in an amount equal to the amount that would have been earned had such deferred compensation (and all income earned thereon) been invested and reinvested in shares of one or more of the Funds. If a participating Trustee retires, such Trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating Trustee dies, any amount payable under the Plan will be paid to that Trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

The Agreement and Declaration of Trust ("Declaration") of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

COMMITTEES The standing committees of the Trust's board of Trustees are:


                                                                                                    No. of Meetings
Committee                 Members              Function                                             Held in 2002
---------                 -------              --------                                             ---------------


Executive                 Allan B. Muchin      Exercise powers of the Board of Trustees during
                          Robert E. Nason      intervals between meetings of the board, with
                          Ralph Wanger         certain exceptions.                                          1
                          Charles P. McQuaid
                          (alternate)

Audit                     David C. Kleinman    Make recommendations to the Board of Trustees
                          (chairman)           regarding the selection of independent auditors
                          Jerome Kahn, Jr.     for the Trust, confer with the independent                   2
                          Robert E. Nason      auditors regarding the scope and results of each
                          John A. Wing         audit and carry out the provisions of its charter.

Valuation                 Ralph Wanger         Determine valuations of portfolio securities held
                          (chairman)           by any series of the Trust in instances as
                          Charles P. McQuaid   required by the valuation procedures adopted by             18
                          Robert E. Nason      the Board of Trustees.
                          (Jerome Kahn, Jr.
                          (alternate)
                          John A. Wing
                          (alternate)

Investment Advisory       Allan B. Muchin      Make recommendations to the Board of Trustees
Agreement                 (chairman)           regarding the continuation or amendment of the
                          Margaret Eisen       investment advisory agreements between the Trust             0
                          Leo A. Guthart       and the Adviser.
                          Jerome Kahn, Jr.
                          David C. Kleinman

Governance                Allan B. Muchin      Make recommendations to the board regarding
                          (chairman)           committees of the board and committee assignments,
                          Margaret Eisen       make recommendations to the board regarding the              2
                          Steven N. Kaplan     composition of the board and candidates for
                          Robert E. Nason      election as non-interested Trustees, oversee the
                                               process for evaluating the
                                               functioning of the board, and
                                               make recommendations to the board
                                               regarding the compensation of
                                               Trustees who are not affiliated
                                               with any investment adviser,
                                               administrator or distributor of
                                               the Funds. The Governance
                                               Committee will not consider
                                               shareholder recommendations
                                               regarding candidates for election
                                               as Trustees; however, such
                                               recommendations may be made in
                                               the form of a shareholder
                                               proposal to be presented at any
                                               future meeting of shareholders of
                                               the Funds.


Investment Performance    David C. Kleinman    Examine methods of mutual fund performance
Analysis                  (chairman)           measurement and make recommendations to the Board
                          Steven N. Kaplan     of Trustees about the types of performance reports           0
                          Ralph Wanger         to be provided to the board.
                          John A. Wing

INVESTMENT ADVISER


Liberty Wanger Asset Management, L.P. ("Liberty WAM") (formerly named Wanger Asset Management, L.P. prior to September 29, 2000 ("WAM")), serves as the investment advisor for the Funds and for other institutional accounts. As of December 31, 2002, Liberty WAM had approximately $9.2 billion under management, including the Funds. Liberty WAM and its predecessor have managed mutual funds, including Liberty Acorn since 1992. Liberty WAM is an indirect wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

The Portfolio Funds are managed by Liberty WAM and its affiliate Columbia Management Advisors, Inc., previously named Columbia Management Company ("CMA"). On April 1, 2003, Colonial Management Associates, Inc., Stein Roe & Farnham Incorporated and certain other affiliated investment adviser entities were merged with and into CMA. CMA assumed all of the business associated with each of the merged investment advisers. Like Liberty WAM, CMA is owned by Columbia Management Group, Inc. CMA also may provide administrative and operational services to Thermostat.

Except for COLUMBIA THERMOSTAT FUND, each Fund's Advisory Agreement automatically terminated on November 1, 2001 when Fleet acquired the asset management business of Liberty Financial Companies, Inc. ("LFC"). At a meeting of the board of Trustees held on August 15, 2001, called in part for the purpose of voting on the approval of new Advisory Agreements with Liberty WAM that were substantially identical to the previous Advisory Agreements, the new Advisory Agreements were approved through July 31, 2003 by the unanimous vote of the "non-interested" Trustees of the Trust voting separately. The Trustees considered information about, among other things: (1) Liberty WAM and its respective personnel, resources and investment process; (2) the terms of the new Advisory Agreements; (3) the nature and quality of services provided by Liberty WAM; (4) the investment performance of each Fund and of similar funds managed by other advisors; (5) the profitability to Liberty WAM of its relationship with the Funds; (6) fall-out benefits from that relationship; (7) compensation payable by the Funds to affiliates of the Adviser for other services; (8) economies of scale; and (9) comparative fees and expense ratios. The Trustees also considered the terms of an agreement between the Trust and Fleet National Bank (the "Fleet Agreement") in which Fleet agreed that during the initial term of the new Advisory Agreements, except as otherwise authorized by the Trustees, it would: (1) preserve the autonomy of the Trust; (2) preserve the independence of Liberty WAM, including its investment philosophy and approach to investment operations, research and talent; (3) allow Liberty WAM considerable latitude to recruit and compensate (on competitive terms) investment management personnel;
(4) not interfere with Liberty WAM's relationships with regional brokers unless regulatory or compliance concerns dictate and permit Liberty WAM to continue to allocate the commissions and soft dollar payments as it has in the past; (5) maintain the trading desk at Liberty WAM for domestic and international trading activities; and (6) not add to the current management responsibilities of any portfolio manager of a Fund the responsibility to manage additional funds from the Fleet organization without the consent of the Trustees.


In addition, the Trustees considered matters relating to the possible effects on Liberty WAM and the Funds of the acquisition of the asset management business of LFC by Fleet, including: (1) the terms of the Fleet Agreement; (2) certain actions taken by LFC and Liberty WAM to help retain and incent their key personnel; (3) the general reputation, financial resources and business activities of Fleet and its parent organization; (4) the potential benefits of scale from combining the asset management businesses of Fleet and LFC, including the ability to attract and retain key personnel and enhance technology and customer service; (5) the stated intention of Fleet to consult with the Board of the Funds prior to removing or reducing any voluntary fee waivers or expense limitations; and (6) the stated intention of Fleet to provide investment professionals of Liberty WAM with access to greater resources as a result of the acquisition.

Finally, the Trustees considered Fleet's agreement to use all reasonable efforts to assure compliance with Section 15(f) of the 1940 Act. Section 15(f) provides that a mutual fund investment advisor or its affiliates may receive benefits or compensation in connection with a change of control of the investment advisor if two conditions are satisfied. First, for three years after the change of control, at least 75% of the members of the board of any registered investment company advised by the advisor must consist of persons who are not "interested persons," as defined in the 1940 Act, of the advisor. Second, no "unfair burden" may be imposed on any such registered investment company as a result of the change of control transaction or any express or implied terms, conditions or understandings applicable to the transaction. "Unfair burden" means any arrangement, during the two years after the transaction, by which the investment advisor or any "interested person" of the advisor receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company.

At a meeting of the Board of Trustees held on September 24, 2002, called in part for the purpose of voting on the approval of the Advisory Agreement with Liberty WAM with respect to COLUMBIA THERMOSTAT FUND, the Advisory Agreement was approved through July 31, 2003 by the unanimous vote of the "non-interested" Trustees of the Trust voting separately and on that date that Agreement was approved by the initial shareholder of the Fund. The Trustees considered information about, among other things: (1) Liberty WAM and its respective personnel, resources and investment process; (2) the terms of the new Advisory Agreements; (3) the nature and quality of services provided by Liberty WAM; (4) the profitability to Liberty WAM of its relationship with the Funds; (5) fall-out benefits from that relationship; (6) compensation payable by the Funds to affiliates of the Adviser for other services; (7) economies of scale; and (8) comparative fees and expense ratios.

Each Advisory Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund or Portfolio Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either the Trust or Liberty WAM, upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act. The shareholders of each Fund (other than COLUMBIA THERMOSTAT FUND) approved the new Advisory Agreements with Liberty WAM at a shareholders meeting held on October 24, 2001.

Under its Advisory Agreement with the Funds, the Adviser provides the Fund with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Funds' prospectuses and this SAI. The Adviser is also responsible for effecting all security transactions on behalf of the Funds, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Administration Agreement provides for the payment to the Adviser of the fee described in the Prospectuses.

Under the Administration Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.


The advisory fees paid to the Adviser by each Fund for the fiscal years ended December 31, 2002, 2001 and 2000 were as follows:


FUND                                      2002                                 2001                            2000

Liberty Acorn Fund                               $37,007,000                          $29,187,000            $26,750,000

Liberty Acorn International                      $12,863,000                          $16,504,000            $23,515,000

Liberty Acorn USA                                 $3,027,000                           $2,382,000             $2,844,000

Liberty Acorn Twenty          gross advisory fee: $1,095,000       gross advisory fee:   $748,000               $585,000
                              exp. reimb.:           (45,000)      exp. reimb:            (53,000)             (___0___)
                              ------------------------------       -------------------------------                 -
                              net advisory fee:   $1,050,000       net advisory fee:     $695,000               $585,000

Liberty Acorn Foreign Forty   gross advisory fee:   $381,000       gross advisory fee:   $877,000             $1,334,000
                              exp. reimb.:          (119,000)      exp. reimb:            (36,000)            (___0____)
                              ------------------------------       -------------------------------                -
                              net advisory fee:     $262,000       net advisory fee:     $841,000             $1,334,000

Columbia Thermostat Fund      gross advisory fee:                    $1,000                    $0                     $0
                              exp. reimb.:          (129,000)
                              ------------------------------
                              net advisory fee:    $(128,000)

Liberty WAM receives advisory fees from some of the Portfolio Funds in which COLUMBIA THERMOSTAT FUND invests.

The administrative fees paid to the Adviser by each Fund for the fiscal years ended December 31, 2002, 2001 and 2000 were as follows:

FUND                                     2002                        2001                        2000

Liberty Acorn Fund                    $2,747,000                  $2,141,000                 $1,958,000

Liberty Acorn International             $774,000                  $1,017,000                 $1,484,000

Liberty Acorn USA                       $163,000                    $127,000                   $152,000

Liberty Acorn Twenty                     $61,000                     $42,000                    $33,000

Liberty Acorn Foreign Forty              $20,000                     $46,000                    $70,000

Columbia Thermostat Fund                      $0                          $0                         $0


PORTFOLIO TRANSACTIONS

The Adviser places the orders for the purchase and sale of the Funds' portfolio securities and options and futures contracts. The Adviser's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Adviser's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Adviser's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Adviser's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Funds may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Adviser's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Adviser, and reports are made annually to the board of Trustees of the Funds.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Adviser often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economists and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Adviser uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services that the Adviser feels are useful. In certain instances, the Adviser receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Adviser makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Funds) while the portions of the costs attributable to non-research usage of such products or services is paid by the Adviser in cash. No person acting on behalf of the Funds is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Adviser and not all such research products or services are used in connection with the management of the Funds.

With respect to the Funds' purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Adviser may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Adviser's attention, including investment research related to the security and provided to a Fund. Liberty Acorn has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Funds' portfolio securities held by the Funds. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the rules of the National Association of Securities Dealers.


The Adviser may place trades for the Funds through Quick & Reilly, Inc. or Fleet Securities, Inc., each affiliates of the Adviser, pursuant to procedures adopted by the Board of Trustees. The Funds will pay these affiliates a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.

BROKERAGE COMMISSIONS (dollars in thousands)


                               LIBERTY ACORN FUND
                                                        Years ended
                                              2002           2001          2000
                                              ----           ----          ----
Total commissions                              $7,518      $3,147        $3,136
Directed transactions(a)                    1,033,576     687,718             *

Commissions on directed transactions            1,862       1,569         1,804

Commissions paid to AlphaTrade, Inc.                0           0             0
% of Aggregate Commissions                          0           0             0
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0             0

Commissions paid to Quick & Reilly, Inc.            0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Robertson Stephens, Inc.        0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Fleet Securities, Inc.          0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

                           LIBERTY ACORN INTERNATIONAL
                                                        Years ended
                                              2002           2001          2000
                                              ----           ----          ----
Total commissions                              $4,305      $4,302        $8,586
Directed transactions(a)                      740,797     285,585             *

Commissions on directed transactions              584         729           994

Commissions paid to AlphaTrade, Inc.                0           0             0
% of Aggregate Commissions                          0           0             0
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0             0

Commissions paid to Quick & Reilly, Inc.            0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Robertson Stephens, Inc.        0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Fleet Securities, Inc.          0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

                                                        Years ended
                                              2002           2001          2000
                                              ----           ----          ----
Total commissions                                $768        $190          $366
Directed transactions(a)                       78,528      63,497             *

Commissions on directed transactions              265         127           297

Commissions paid to AlphaTrade, Inc.                0           0             0
% of Aggregate Commissions                          0           0             0
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0             0

Commissions paid to Quick & Reilly, Inc.            0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Robertson Stephens, Inc.        0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Fleet Securities, Inc.          0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

                              LIBERTY ACORN TWENTY
                                                        Years ended
                                              2002           2001          2000
                                              ----           ----          ----
Total commissions                                $310        $186          $193
Directed transactions(a)                       74,798      98,100             *

Commissions on directed transactions              160         134           139

Commissions paid to AlphaTrade, Inc.                0           0             0
% of Aggregate Commissions                          0           0             0
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0             0

Commissions paid to Quick & Reilly, Inc.            0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Robertson Stephens, Inc.        0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Fleet Securities, Inc.          0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

                           LIBERTY ACORN FOREIGN FORTY
                                                        Years ended
                                              2002           2001          2000
                                              ----           ----          ----
Total commissions                                $222        $459          $569
Directed transactions(a)                       44,165      48,760             *

Commissions on directed transactions               58         135            72

Commissions paid to AlphaTrade, Inc.                0           0             0
% of Aggregate Commissions                          0           0             0
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0             0

Commissions paid to Quick & Reilly, Inc.            0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Robertson Stephens, Inc.        0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Fleet Securities, Inc.          0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

                            COLUMBIA THERMOSTAT FUND
                                                        Years ended
                                              2002           2001          2000
                                              ----           ----          ----
Total commissions                                  $0          $0            $0
Directed transactions(a)                            0           0             *

Commissions on directed transactions                0           0             0

Commissions paid to AlphaTrade, Inc.                0           0             0
% of Aggregate Commissions                          0           0             0
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0             0

Commissions paid to Quick & Reilly, Inc.            0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Robertson Stephens, Inc.        0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

Commissions paid to Fleet Securities, Inc.          0           0           N/A
% of Aggregate Commissions                          0           0           N/A
% of Aggregate Dollar Amount of
     Brokerage Transactions                         0           0           N/A

(*) Rounds to less than one.


ADMINISTRATION AGREEMENT

Liberty Acorn has a separate administration agreement with the Adviser under which the Adviser receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to that agreement, the Adviser provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of Liberty Acorn; (ii) supervising the preparation and filing of registration statements, notices, reports, tax returns and other documents;
(iii) overseeing and assisting in the coordination of the performance of administrative and professional services rendered to the Funds by others; (iv) providing administrative office and data processing facilities; (v) developing and implementing procedures to monitor each Fund's compliance with regulatory requirements and with each Fund's investment policies and restrictions; (vi) providing for the services of employees of the Adviser who may be appointed as officers of Liberty Acorn; and (vii) providing services to shareholders of the Funds. The Administration Agreement has a one year term. The Adviser has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Adviser's expense. The Adviser retains responsibility for any services it delegates. The Adviser has delegated some or all of the services provided pursuant to the Administration Agreement to affiliates of Liberty Funds Group LLC.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Funds' shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms ("FSFs") or investors.

LIBERTY ACORN'S CHARGES AND EXPENSES

SALES CHARGES (dollars in thousands)


                                                                            Class A Shares
                                                                     Year ended December 31, 2002
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn      Columbia
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign    Thermostat
                                                   Fund       International    Acorn USA   Twenty      Forty        Fund
                                                   ----       -------------    ---------   ------      -----        ----
Aggregate initial sales charges on Fund
  share sales                                    $7,600           $257            $402       $273         $11       $67
Initial sales charges retained by LFD              $694            $34             $51        $40          $2        $0
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                       $10            $29              $*         $*          $0        $0

                                                                             Class B Shares
                                                                      Year ended December 31, 2002
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn      Columbia
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign    Thermostat
                                                   Fund       International    Acorn USA   Twenty      Forty        Fund
                                                   ----       -------------    ---------   ------      -----        ----
Aggregate CDSC on Fund redemptions
  retained by LFD                                $1,321            $73            $152        $96          $8        $0

                                                                             Class C Shares
                                                                      Year ended December 31, 2002
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign
                                                   Fund       International    Acorn USA   Twenty      Forty
                                                   ----       -------------    ---------   ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                                  $153             $16            $20        $3         $6

                                                                                 Class D Shares
                                                                          Year ended December 31, 2002

                                                                            Columbia Thermostat Fund

Aggregate initial sales charges on Fund
  share sales                                                                          $0
Initial sales charges retained by LFD                                                  $0
Aggregate contingent deferred sales charges
  (CDSC) on Fund redemptions retained by LFD                                           $0


                                                                                 Class A Shares
                                                                          Year ended December 31, 2001
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn      Columbia
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign    Thermostat
                                                   Fund       International    Acorn USA   Twenty      Forty        Fund
                                                   ----       -------------    ---------   ------      -----        ----
Aggregate initial sales charges on Fund
  share sales                                    $4,274           $214           $402      $177         $26          $0
Initial sales charges retained by LFD              $443            $15            $28        $8          $1          $0
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                        $1            $17             $*        $*          $4          $0

                                                                             Class B Shares
                                                                      Year ended December 31, 2001

                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn      Columbia
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign    Thermostat
                                                   Fund       International    Acorn USA   Twenty      Forty        Fund
                                                   ----       -------------    ---------   ------      -----        ----
Aggregate CDSC on Fund redemptions
  retained by LFD                                    $7            $1              $1        $*          $*          $0

                                                                             Class C Shares
                                                                      Year ended December 31, 2001

                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign
                                                   Fund       International    Acorn USA   Twenty      Forty
                                                   ----       -------------    ---------   ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                                    $0            $0              $0        $0          $0

                                                                             Class A Shares
                                                                      Year ended December 31, 2000
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign
                                                   Fund       International    Acorn USA   Twenty      Forty
                                                   ----       -------------    ---------   ------      -----

Aggregate initial sales charges on Fund share
sales                                                $ 49          $112            $21       $126        $41
Initial sales charges retained by LFD                   0             0              0          0          0
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                           0             0              0          0          0

                                                                             Class B Shares
                                                                      Year ended December 31, 2000
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign
                                                   Fund       International    Acorn USA   Twenty      Forty
                                                   ----       -------------    ---------   ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                                   $3              $*             $*        $*          $*

                                                                             Class C Shares
                                                                      Year ended December 31, 2000
                                                                                                     Liberty
                                                  Liberty                                 Liberty      Acorn
                                                   Acorn      Liberty Acorn     Liberty    Acorn      Foreign
                                                   Fund       International    Acorn USA   Twenty      Forty
                                                   ----       -------------    ---------   ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                                   $*              $4             $0        $*          $0

* Rounds to less than one.

The advisory fees the Funds pay to the Adviser are calculated daily and paid monthly, at the annual rates shown below:

  LIBERTY ACORN FUND
                            Average Daily Net Assets                Rate of Fee
                            ------------------------                -----------
                            First $700 million                        0.75%
                            Next $1.3 billion                         0.70%
                            In excess of $2 billion                   0.65%


  LIBERTY ACORN INTERNATIONAL
                            Average Daily Net Assets                Rate of Fee
                            ------------------------                -----------
                            First $100 million                        1.20%
                            Next $400 million                         0.95%
                            In excess of $500 million                 0.75%

  LIBERTY ACORN USA
                            Average Daily Net Assets                Rate of Fee
                            ------------------------                -----------
                            First $200 million                        0.95%
                            In excess of $200 million                 0.90%

  LIBERTY ACORN TWENTY
                                                                    Rate of Fee
                                                                    -----------
                            All assets                                0.90%

  LIBERTY ACORN FOREIGN FORTY
                                                                    Rate of Fee
                                                                    -----------
                            All assets                                0.95%

  COLUMBIA THERMOSTAT FUND
                                                                    Rate of Fee
                                                                    -----------
                            All assets                                0.10%


Liberty WAM has voluntarily agreed to reimburse LIBERTY ACORN TWENTY (exclusive of distribution and service fees and certain other expenses) to the extent the ordinary operating expenses exceed 1.35% of the average annual net assets for Class Z, Class A, Class B and Class C shares. Liberty WAM has also voluntarily agreed to reimburse LIBERTY ACORN FOREIGN FORTY (exclusive of distribution and service fees and certain other expenses) to the extent the ordinary operating expenses exceed 1.45% of the average net assets for Class Z, Class A, Class B and Class C shares. Liberty WAM has voluntarily undertaken to limit the normal operating expenses of COLUMBIA THERMOSTAT FUND (exclusive of distribution and service fees and certain other expenses) for a maximum of 0.60% of the average annual net assets by waiving fees or reimbursing expenses for Class Z, Class A, Class B and Class D shares. These arrangements may be modified or terminated by either Liberty WAM or the Fund on 30 days' notice to the other.


Liberty Acorn has a separate administrative services agreement with the Adviser under which the Adviser receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets.

Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay LFS a monthly fee at the annual rate of .07% of average daily closing value of the total net assets for the Class A, Class B, Class C and Class D shares and certain specified fees on a per account basis, plus certain out-of-pocket expenses. The Funds also pay LFS a monthly fee for Class Z shares based on specified transactions on a per account basis, plus certain out-of-pocket expenses.

In addition to the fees and expenses paid by COLUMBIA THERMOSTAT FUND directly, COLUMBIA THERMOSTAT FUND pays its pro rata share of the fees and expenses of the Portfolio Funds in which it invests. Each Portfolio Fund pays investment advisory fees to its investment advisor, administrative and bookkeeping fees to its administrator, and transfer agency and shareholder servicing fees to LFS.

OWNERSHIP OF THE FUND


At April 1, 2003, the only persons known to own of record or beneficially 5% or more of the outstanding shares of any Fund were:


                                                                   PERCENTAGE OF
                                                                    OUTSTANDING
          NAME AND ADDRESS                         FUND             SHARES HELD
          ----------------                         ----             -----------


CHARLES SCHWAB & CO. INC.(1)          LIBERTY ACORN FUND Z             10.17%
101 MONTGOMERY STREET                 LIBERTY ACORN INTERNATIONAL Z    20.93%
SAN FRANCISCO, CA  94104-4122         LIBERTY ACORN USA Z              12.17%
                                      LIBERTY ACORN TWENTY Z           20.60%
                                      LIBERTY ACORN FOREIGN FORTY Z    19.29%

NATIONAL FINANCIAL SERVICES CORP.(1)  LIBERTY ACORN FUND Z             8.83%
ONE WORLD FINANCIAL CENTER            LIBERTY ACORN INTERNATIONAL Z    9.50%
200 LIBERTY STREET                    LIBERTY ACORN TWENTY Z           26.90%
NEW YORK, NY 10281-1003               LIBERTY ACORN FOREIGN FORTY Z    5.75%

STATE OF ILLINOIS EMPLOYEES DEFERRED  LIBERTY ACORN FUND Z             10.72%
COMPENSATION PLAN(2)
200 W. WASHINGTON
SPRINGFIELD, IL 62706-0001

VANGUARD FIDUCIARY TRUST CO.(1)       LIBERTY ACORN USA Z              7.11%
PO BOX 2600
VALLEY FORGE, PA 19482-2600

PUTNAM FIDUCIARY TRUST CO.            LIBERTY ACORN USA Z              15.01%
FBO CARDINAL HEALTH PROFIT SHARING
RETIREMENT & SAVINGS PLAN (2)
1 INVESTORS WAY
NORWOOD, MA  02062-1599

CHARLES P. MCQUAID TRUSTEE            COLUMBIA THERMOSTAT FUND Z       6.03%
CHARLES P. MCQUAID 1995 TRUST
227 W. MONROE STREET, SUITE 3000
CHICAGO, IL  60606

RALPH WANGER                          COLUMBIA THERMOSTAT FUND Z       18.4%
227 W. MONROE STREET, SUITE 3000
CHICAGO, IL  60606

CHARLES SCHWAB & CO. INC.(1)          LIBERTY ACORN FUND A             17.29%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122

CHARLES SCHWAB & CO. INC.(1)          LIBERTY ACORN INTERNATIONAL A    8.02%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122

CHARLES SCHWAB & CO. INC.(1)          LIBERTY ACORN USA A              19.06%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122

MERRILL LYNCH PIERCE FENNER &         LIBERTY ACORN FUND C             12.25%
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

MERRILL LYNCH PIERCE FENNER &         LIBERTY ACORN USA C              8.47%
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

CHARLES SCHWAB & CO. INC.(1)          LIBERTY ACORN TWENTY A           22.43%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122

NATIONWIDE TRUST CO. FSB TRUST(1)     LIBERTY ACORN TWENTY A           6.45%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS, OH 43218-2029

MERRILL LYNCH PIERCE FENNER &         LIBERTY ACORN TWENTY C           5.56%
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

LPL FINANCIAL SERVICES(1)             LIBERTY ACORN FOREIGN FORTY C    6.25%
A/C 6033-1781
9785 TOWNE CENTRE DR.
SAN DIEGO, CA  92121-1968

COLUMBIA TRUST COMPANY ROLLOVER IRA   COLUMBIA THERMOSTAT FUND A       37.68%
1522 CHELTENHAM, CT
CROWNSVILLE, MC  21032-2229

PAINWEBBER FOR THE BENEFIT OF UBS     COLUMBIA THERMOSTAT FUND A       16.94
PAINEWEBBER CON
P.O. BOX 3321
WEEHAWKEN, NJ  07086-8154

AMERICAN ENTERPRISE INVESTMENT        COLUMBIA THERMOSTAT FUND A       10.37%
SERVICES
P.O. BOX 9446
MINNEAPOLIS, MN  55440-9446

AMERICAN ENTERPRISE INVESTMENT        COLUMBIA THERMOSTAT FUND A       5.11%
SERVICES
P.O. BOX 9446
MINNEAPOLIS, MN  55440-9446

MESIROW FINANCIAL INC.                COLUMBIA THERMOSTAT FUND D       6.96%
530 N. CLARK ST.
CHICAGO, IL  60610-4712

PERSHING LLC                          COLUMBIA THERMOSTAT FUND D       6.65%
P.O. BOX 2052
JERSEY CITY, NJ  07303-2052

MESIROW FINANCIAL INC.                COLUMBIA THERMOSTAT FUND D       5.78%
530 N. CLARK ST.
CHICAGO, IL  60610-4712

(1)  Shares are held of record on behalf of customers, and not beneficially.
(2) Shares are held of record on behalf of plan participants, and not beneficially.

At April 1, 2003, the Trustees and officers of Liberty Acorn as a group owned beneficially less than 1% of the outstanding Class Z shares of LIBERTY ACORN FUND, less than 1% of the outstanding Class Z shares of LIBERTY ACORN INTERNATIONAL, 1.3% of the outstanding Class Z shares of LIBERTY ACORN USA, 2.0% of the outstanding Class Z shares of LIBERTY ACORN TWENTY, 4.6% of the outstanding Class Z shares of LIBERTY ACORN FOREIGN FORTY and 26.9% of the outstanding Class Z shares of COLUMBIA THERMOSTAT. This includes shares held in the Liberty WAM profit sharing plan. As of April 1, 2003, none of the independent Trustees owns beneficially or of record any shares of Liberty WAM or LFD, or of any person directly or indirectly controlling, controlled by, or under common control with Liberty WAM or LFD.

The following table shows the dollar range of equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each Trustee as of December 31, 2002:


                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                               DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
       NAME OF TRUSTEE                 NAME OF FUND            SECURITIES IN EACH FUND       INVESTMENT COMPANIES
       ---------------                 ------------            -----------------------       --------------------


TRUSTEES WHO ARE NOT INTERESTED PERSONS OF LIBERTY ACORN:


MARGARET EISEN                  LIBERTY ACORN FUND                      NONE                         NONE
                                LIBERTY ACORN INTERNATIONAL             NONE
                                LIBERTY ACORN USA                       NONE
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY             NONE
                                COLUMBIA THERMOSTAT FUND                NONE


LEO A. GUTHART*                 LIBERTY ACORN FUND                      NONE                         NONE
                                LIBERTY ACORN INTERNATIONAL             NONE
                                LIBERTY ACORN USA                       NONE
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY             NONE
                                COLUMBIA THERMOSTAT FUND                NONE

JEROME KAHN, JR.*               LIBERTY ACORN FUND                  OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL         OVER $100,000
                                LIBERTY ACORN USA                   OVER $100,000
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY       $50,001-$100,000
                                COLUMBIA THERMOSTAT FUND                NONE

STEVEN N. KAPLAN*               LIBERTY ACORN FUND                      NONE                         NONE
                                LIBERTY ACORN INTERNATIONAL             NONE
                                LIBERTY ACORN USA                       NONE
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY             NONE
                                COLUMBIA THERMOSTAT FUND                NONE

DAVID C. KLEINMAN               LIBERTY ACORN FUND                 $10,001-$50,000             $50,001-$100,000
                                LIBERTY ACORN INTERNATIONAL       $50,001-$100,000
                                LIBERTY ACORN USA                       NONE
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY             NONE
                                COLUMBIA THERMOSTAT FUND                NONE


ALLAN B. MUCHIN                 LIBERTY ACORN FUND                  OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL             NONE
                                LIBERTY ACORN USA                       NONE
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY             NONE
                                COLUMBIA THERMOSTAT FUND                NONE


ROBERT E. NASON*                LIBERTY ACORN FUND                $50,001-$100,000               OVER $100,000
                                LIBERTY ACORN INTERNATIONAL        $10,001-$50,000
                                LIBERTY ACORN USA                  $10,001-$50,000
                                LIBERTY ACORN TWENTY               $10,001-$50,000
                                LIBERTY ACORN FOREIGN FORTY          $1-$10,000
                                COLUMBIA THERMOSTAT FUND           $10,001-$50,000

JOHN A. WING*                   LIBERTY ACORN FUND                $50,001-$100,000             $50,001-$100,000
                                LIBERTY ACORN INTERNATIONAL             NONE
                                LIBERTY ACORN USA                       NONE
                                LIBERTY ACORN TWENTY                    NONE
                                LIBERTY ACORN FOREIGN FORTY             NONE
                                COLUMBIA THERMOSTAT FUND                NONE


* In addition to the value of the shares owned as set forth above, Messrs. Guthart, Kahn, Kaplan, Nason and Wing have deferred trustee fees pursuant to a deferred compensation plan. The value of the deferred fees is determined as if the fees had been invested in shares of one or more Funds, as determined by the Trustee, as of the date of the deferral. See "Compensation Table" beginning on page 36 of this SAI.


                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                               DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
       NAME OF TRUSTEE                 NAME OF FUND            SECURITIES IN EACH FUND       INVESTMENT COMPANIES
       ---------------                 ------------            -----------------------       --------------------
TRUSTEES WHO ARE INTERESTED PERSONS OF LIBERTY ACORN:


CHARLES P. MCQUAID              LIBERTY ACORN FUND               OVER $100,000                 OVER $100,000
                                LIBERTY ACORN INTERNATIONAL      OVER $100,000
                                LIBERTY ACORN USA                OVER $100,000
                                LIBERTY ACORN TWENTY             OVER $100,000
                                LIBERTY ACORN FOREIGN FORTY      OVER $100,000
                                COLUMBIA THERMOSTAT FUND         OVER $100,000

RALPH WANGER                    LIBERTY ACORN FUND               OVER $100,000                 OVER $100,000
                                LIBERTY ACORN INTERNATIONAL      OVER $100,000
                                LIBERTY ACORN USA                OVER $100,000
                                LIBERTY ACORN TWENTY             OVER $100,000
                                LIBERTY ACORN FOREIGN FORTY      OVER $100,000
                                COLUMBIA THERMOSTAT FUND         OVER $100,000



12B-1 PLAN, CONTINGENT DEFERRED SALES CHARGES AND CONVERSION OF SHARES

Each Fund offers four classes of shares - Class Z, Class A, Class B, and Class C (for all Funds except COLUMBIA THERMOSTAT FUND) or Class D (for COLUMBIA THERMOSTAT FUND). Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each class except Class Z. Under the Plan, each Fund pays LFD service and distribution fees at the annual rates described in the Prospectus for that Funds' Class A, Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Adviser) with respect to the Class A, B, C and D shares to the extent that such payments might be construed to be indirect financing of the distribution of those shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such Independent Trustees.


Class A shares are offered at net asset value plus varying sales charges. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class D shares are offered at net asset value plus an initial sales charge of 1% and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus. Class Z shares are offered at net asset value and are not subject to a CDSC. However, generally, if you redeem or exchange Class Z shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. See "How to Sell Shares" for more information on redemption fees.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

SALES-RELATED EXPENSES (dollars in thousands) of Liberty Funds Distributor, Inc. relating to the Funds were:


LIBERTY ACORN FUND
                                                                  Year ended December 31, 2002
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------        -------------------------   --------------
   Fees to FSFs                                 $1,732                     $23,538                $3,219
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)   1,576                       1,253                   813
   Allocated travel, entertainment and other
     promotional (including advertising)         2,095                       1,664                 1,079

LIBERTY ACORN USA
                                                                  Year ended December 31, 2002
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------        -------------------------   --------------
   Fees to FSFs                                    $90                      $1,363                  $148
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)      93                          81                    42
   Allocated travel, entertainment and other
     promotional (including advertising)           104                          92                    48

LIBERTY ACORN TWENTY
                                                                  Year ended December 31, 2002
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------        -------------------------   --------------
   Fees to FSFs                                    $44                      $1,030                   $67
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)      69                          70                    21
   Allocated Travel, entertainment and other
     promotional (including advertising)            78                          71                    23

LIBERTY ACORN INTERNATIONAL
                                                                  Year ended December 31, 2002
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------        -------------------------   --------------
   Fees to FSFs                                   $197                        $566                   $88
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)     180                          37                    23
   Allocated Travel, entertainment and other
     promotional (including advertising)           210                          40                    24

LIBERTY ACORN FOREIGN FORTY
                                                                  Year ended December 31, 2002
                                              Class A Shares             Class B Shares         Class C Shares
                                              --------------        -------------------------   --------------
   Fees to FSFs                                    $28                         $33                   $10
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)      14                           5                     3
   Allocated Travel, entertainment and other
     promotional (including advertising)             7                           2                     1

COLUMBIA THERMOSTAT FUND
                                                                  Year ended December 31, 2002
                                              Class A Shares             Class B Shares         Class D Shares
                                              --------------        -------------------------   --------------

   Fees to FSFs                                     $0                          $0                    $0
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)       0                           0                     0
   Allocated Travel, entertainment and other
     promotional (including advertising)             0                           0                     0

CODE OF ETHICS


The 1940 Act and rules thereunder require that the Trust and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Trust, the Adviser and LFD each have adopted Codes of Ethics to meet those concerns and legal requirements. Although the Codes do not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, they do regulate such personal securities investing by these employees as a part of the effort by the Trust and the Adviser to detect and prevent conflicts of interest. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8502, Boston Massachusetts 02266-8502 ("State Street") is the custodian of the assets of the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. State Street does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized State Street to deposit certain portfolio securities of the Funds in central depository systems as permitted under federal law. The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

INDEPENDENT AUDITORS

Ernst & Young LLP, located at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Fund's independent auditors providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings.

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value ("NAV") per share for each class as of the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time), each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Shares of the Portfolio Funds are valued at their respective net asset values. The Portfolio Funds generally value securities in their portfolio for which market quotations are readily available at the current market values of those securities (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors or trustees of the Portfolio Fund.

If market quotations of Portfolio Funds are not readily available, or if a quotation is determined not to represent a fair value, management will use a method that the Fund's Trustees believe accurately reflects a fair value.

Each day, newspapers and other reporting services may publish the share prices of mutual funds at the close of business on the previous day. LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and the Portfolio Funds may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Funds do not determine NAV. This may significantly affect the NAV of LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN FOREIGN FORTY and the Portfolio Funds' redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Funds' Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at a fair value as determined by the Adviser in good faith under the direction of the Funds' Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which a Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Funds' NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Funds' Trustees.

HOW TO BUY SHARES

The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which a Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Funds' Prospectuses less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectuses. Certificates are not available for any class of shares offered by the Fund. If shareholders currently hold previously issued share certificates, shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' SAI) to FSFs that agree to promote the sale of shares of the Funds or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of any Fund may be purchased through the Automatic Investment Plan. Electronic funds transfers for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds or the next business day thereafter. If your Automatic Investment Plan purchase is by electronic funds transfers, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.


AUTOMATED DOLLAR COST AVERAGING (CLASSES A, B, C, D AND Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by the Advisor and Crabbe Huson Group, Inc. in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through LFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in plans not sponsored by CTC, not including IRAs, may be subject to an annual fee of $20 unless the plan maintains an omnibus position with LFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B, Class C or Class D shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISER. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.


RIGHTS OF ACCUMULATION (Class A and Class B only). Reduced sales charges on Class A, and B shares can be effected by combining a current purchase with prior purchases of shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:


1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.


STATEMENT OF INTENT (Class A only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period. If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.


REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B or C shares (other than shares of Liberty Acorn International and Liberty Acorn Foreign Forty that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser; directors, officers and employees of the Adviser, LFD and other companies affiliated with the Adviser; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


PRIVILEGES OF CERTAIN SHAREHOLDERS. Any shareholder who purchases Class D shares (of any fund distributed by LFD) through a financial adviser firm that is a party to a dealer agreement or other sales arrangement with LFD, that provides for such purchases, may purchase Class D shares at NAV. A CDSC may apply if these shares are sold within 12 months of purchase. The financial adviser firm receives a 1% initial commission on sales of Class D shares at NAV.


SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B, C AND D SHARES). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B, C or D accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares, (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability AND (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.


4. Death of a Trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole Trustee where (i) the grantor of the trust is the sole Trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
    (iii) the trust document provides for dissolution of the trust upon the Trustee's death. If the account is transferred to a new registration (including that of a successor Trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by LFD.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISER

Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Funds or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, Liberty Acorn will delay sending proceeds for up to 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


To sell shares directly to the Funds, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge or redemption fee) next calculated after the Funds receive the request in proper form If you redeem or exchange Class Z shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund generally will charge you a redemption fee of 2% of the redemption proceeds. Liberty Acorn International and Liberty Acorn Foreign Forty will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by LFD that has a redemption fee. Each of Liberty Acorn International and Liberty Acorn Foreign Forty may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.

Signatures on some redemption requests must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution, as described in the prospectus. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.


FSFs must receive requests before the time at which the Funds' shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN


If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Funds designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. Withdrawals from Class B and C shares of the Funds under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Funds in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Funds rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Funds (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

Liberty Acorn may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received. Under certain circumstances, a Portfolio Fund may determine to make payment of a redemption request by COLUMBIA THERMOSTAT FUND wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by a Portfolio Fund until the Adviser determines that it is appropriate to dispose of such securities.


HOW TO EXCHANGE SHARES


Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of a Fund (with certain exceptions). The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C and D shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). If you have acquired Class A shares of Liberty Acorn International or Liberty Acorn Foreign Forty by exchange, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

If you redeem or exchange Class Z shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. Liberty Acorn International and Liberty Acorn Foreign Forty will use the "first-in" "first-out" method to determine when shares were purchased. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by LFD that has a redemption fee. Each of Liberty Acorn International and Liberty Acorn Foreign Forty may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.


By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Liberty fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a sale transaction for federal income tax purposes and may result in capital gain or loss. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

Liberty Acorn may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or (iv) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Fund incurring financial loss on account of another Fund is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other Fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History," Liberty Acorn will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders for the purpose of electing Trustees. Trustees may be removed from office, with or without cause, by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all Funds would vote together, irrespective of Fund, on the election of Trustees or the selection of independent accountants, but each Fund would vote separately from the others on other matters, such as changes in the investment policies of that Fund or the approval of the management agreement for that Fund.

PERFORMANCE MEASURES AND INFORMATION

TOTAL RETURN

STANDARDIZED TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN. Total return on a per share basis is the value of the amount of reinvested dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share including reinvested distributions at the end of a given period by the value of the share at the beginning of the period and subtracting one. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of each Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of each Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

For all Funds other than COLUMBIA THERMOSTAT FUND, total return for a newer class of shares (Classes A, B and C) for periods prior to their inception includes (a) the performance of the newer class of shares since inception (October 16, 2000) and (b) the performance of the oldest existing class of shares (Class Z) from its inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

The average annual total returns for the Funds' shares for the year ending December 31, 2001 are presented below. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

    Average Annual Total Return (After Taxes on Distributions) is computed as follows:

             ATVD = P(l+T)n

    Where:     P = the amount of an assumed initial investment in shares of a
                   Fund
               T = average annual total return (after taxes on distributions) n = number of years from initial investment to the end of the period
               ATVD = ending value of shares held at the end of
                    the period after taxes on fund distributions but not after taxes on redemptions.


    Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                   ATVDR = P(l+T)n

    Where: P = the amount of an assumed initial investment in shares of a Fund T = average annual total return (after taxes on distributions and redemption) n = number of years from initial investment to the end of the period ATVDR = ending value of shares held at the end of the period after taxes on fund distributions and redemption.

Performance information is not available for COLUMBIA THERMOSTAT FUND as it has not been in operations for one complete calendar year.

                                                                 CLASS A SHARES
                                                               Liberty Acorn Fund
                                                               ------------------

                                                  1 Year           5 Years               10 Years
                                                  ------           -------               --------

With sales charge of 5.75%                       -18.78%             5.91%                 11.69%
Return After Taxes on Distributions              -18.78%             4.03%                  9.51%
Return After Taxes on Distributions              -11.53%             4.66%                  9.29%
   and Sale of Fund Shares
Without sales charge                             -13.82%             7.18%                 12.35%
Return After Taxes on Distributions              -13.82%             5.27%                 10.16%
Return After Taxes on Distributions
   and Sale of Fund Shares                        -8.49%             5.72%                  9.88%


                                                          Liberty Acorn International
                                                          ---------------------------

                                                  1 Year           5 Years               10 Years
                                                  ------           -------               --------
With sales charge of 5.75%                      -21.26%                0.42%                 6.79%
Return After Taxes on Distributions             -21.28%               -0.73%                 5.92%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.05%                0.66%                 5.81%
Without sales charge                            -16.46%                1.61%                 7.42%
Return After Taxes on Distributions             -16.48%                0.45%                 6.55%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -10.10%                1.63%                 6.37%


                                                               Liberty Acorn USA
                                                               -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------

With sales charge of 5.75%                       -23.63%                1.40%                 8.26%
Return After Taxes on Distributions              -23.63%                0.55%                 7.42%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -14.51%                1.02%                 6.70%
Without sales charge                             -18.97%                2.60%                 9.28%
Return After Taxes on Distributions              -18.97%                1.74%                 8.43%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -11.65%                2.00%                 7.58%


                                                             Liberty Acorn Twenty
                                                             --------------------


                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With sales charge of 5.75%                      -13.45%                1.31%                 9.28%
Return After Taxes on Distributions             -13.45%                0.64%                 8.65%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -8.26%                0.90%                 7.43%
Without sales charge                             -8.17%                3.33%                10.87%
Return After Taxes on Distributions              -8.17%                2.65%                10.22%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -5.02%                2.53%                 8.76%


                                                          Liberty Acorn Foreign Forty
                                                          ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------

With sales charge of 5.75%                      -20.04%              -21.12%                -0.48%
Return After Taxes on Distributions             -20.04%              -21.23%                -0.61%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -12.30%              -16.01%                -0.40%
Without sales charge                            -15.16%              -19.55%                 0.96%
Return After Taxes on Distributions             -15.16%              -19.66%                 0.84%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -9.31%              -14.90%                 0.75%


                                                                CLASS B SHARES

                                                              Liberty Acorn Fund
                                                              ------------------
                                                   1 Year            5 Years              10 Years
                                                   ------            -------              --------


With applicable CDSC                             -18.66%              6.61%                12.20%
Return After Taxes on Distributions              -18.66%              4.69%                10.01%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -11.45%              5.26%                 9.76%
Without CDSC                                     -14.37%              6.88%                12.20%
Return After Taxes on Distributions              -14.37%              4.99%                10.01%
Return After Taxes on Distributions
   and Sale of Fund Shares                        -8.83%              5.49%                 9.76%


                                                          Liberty Acorn International
                                                          ---------------------------

                                                   1 Year            5 Years              10 Years
                                                   ------            -------
With applicable CDSC                            -21.22%                1.01%                 7.27%
Return After Taxes on Distributions             -21.22%               -0.16%                 6.40%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.03%                1.16%                 6.25%
Without CDSC                                    -17.07%                1.32%                 7.27%
Return After Taxes on Distributions             -17.07%                0.17%                 6.40%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -10.48%                1.41%                 6.25%


                                                               Liberty Acorn USA
                                                               -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------

With applicable CDSC                             -23.51%                1.99%                 9.05%
Return After Taxes on Distributions              -23.51%                1.13%                 8.21%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -14.43%                1.52%                 7.39%
Without CDSC                                     -19.48%                2.33%                 9.05%
Return After Taxes on Distributions              -19.48%                1.48%                 8.21%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -11.96%                1.80%                 7.39%


                                                             Liberty Acorn Twenty
                                                             --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------

With applicable CDSC                            -13.33%                1.88%                10.12%
Return After Taxes on Distributions             -13.33%                1.19%                 9.47%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -8.19%                1.36%                 8.14%
Without CDSC                                     -8.77%                2.83%                10.48%
Return After Taxes on Distributions              -8.77%                2.16%                 9.84%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -5.39%                2.13%                 8.44%


                                                          Liberty Acorn Foreign Forty
                                                          ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------

With applicable CDSC                            -19.93%              -20.77%                 0.09%
Return After Taxes on Distributions             -19.93%              -20.88%                -0.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -12.24%              -15.76%                 0.06%
Without CDSC                                    -15.72%              -19.97%                 0.58%
Return After Taxes on Distributions             -15.72%              -20.08%                 0.45%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -9.65%              -15.19%                 0.45%


                                                                CLASS C SHARES

                                                              Liberty Acorn Fund
                                                              ------------------
                                                   1 Year              5 Years              10 Years
                                                   ------              -------              --------

With applicable CDSC                            -15.24%                6.87%                12.19%
Return After Taxes on Distributions             -15.24%                4.97%                10.00%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -9.36%                5.48%                 9.75%
Without CDSC                                    -14.38%                6.87%                12.19%
Return After Taxes on Distributions             -14.38%                4.97%                10.00%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -8.83%                5.48%                 9.75%


                                                          Liberty Acorn International
                                                          ---------------------------


                                                   1 Year            5 Years              10 Years
                                                   ------            -------

With applicable CDSC                             -17.85%                1.32%                 7.27%
Return After Taxes on Distributions              -17.85%                0.17%                 6.40%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -10.96%                1.41%                 6.25%
Without CDSC                                     -17.02%                1.32%                 7.27%
Return After Taxes on Distributions              -17.02%                0.17%                 6.40%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -10.45%                1.41%                 6.25%


                                                               Liberty Acorn USA
                                                               -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------

With applicable CDSC                            -20.29%                 2.33%                 9.05%
Return After Taxes on Distributions             -20.29%                 1.48%                 8.21%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -12.46%                 1.80%                 7.39%
Without CDSC                                    -19.48%                 2.33%                 9.05%
Return After Taxes on Distributions             -19.48%                 1.48%                 8.21%
Return After Taxes on Distributions
   and Sale of Fund Shares                       11.96%                 1.80%                 7.39%


                                                             Liberty Acorn Twenty
                                                             --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------

With applicable CDSC                             -9.68%                2.83%                10.48%
Return After Taxes on Distributions              -9.68%                2.16%                 9.84%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -5.95%                2.13%                 8.44%
Without CDSC                                     -8.77%                2.83%                10.48%
Return After Taxes on Distributions              -8.77%                2.16%                 9.84%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -5.39%                2.13%                 8.44%

                                                          Liberty Acorn Foreign Forty
                                                          ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With CDSC                                       -16.55%              -19.94%                 0.60%
Return After Taxes on Distributions             -16.55%              -20.05%                 0.48%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -10.16%              -15.18%                 0.47%
Without CDSC                                    -15.71%              -19.94%                 0.60%
Return After Taxes on Distributions             -15.71%              -20.05%                 0.48%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -9.64%              -15.18%                 0.47%


                                                                CLASS Z SHARES

                                                              Liberty Acorn Fund
                                                              ------------------
                                                   1 Year              5 Years              10 Years
                                                   ------              -------              --------
Without sales charge or CDSC                     -13.31%               7.44%                12.49%
Return After Taxes on Distributions              -13.31%               5.52%                10.28%
Return After Taxes on Distributions
   and Sale of Fund Shares                        -8.17%               5.91%                 9.99%

                                                          Liberty Acorn International
                                                          ---------------------------
                                                                                          10 Years
                                                   1 Year            5 Years
                                                   ------            -------
Without sales charge or CDSC                    -16.10%                1.83%                 7.54%
Return After Taxes on Distributions             -16.30%                0.62%                 6.64%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -9.87%                1.78%                 6.46%

                                                               Liberty Acorn USA
                                                               -----------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/4/96)
                                                ------               -------         ------------------

Without sales charge or CDSC                     -18.49%                2.86%                 9.49%
Return After Taxes on Distributions              -18.49%                1.95%                 8.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -11.35%                2.18%                 7.74%


                                                             Liberty Acorn Twenty
                                                             --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------

Without sales charge or CDSC                     -7.81%                3.60%                11.08%
Return After Taxes on Distributions              -7.81%                2.92%                10.43%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -4.80%                2.74%                 8.94%


                                                          Liberty Acorn Foreign Forty
                                                          ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------

Without sales charge or CDSC                    -14.89%              -19.42%                 1.08%
Return After Taxes on Distributions             -14.89%              -19.53%                 0.96%
Return After Taxes on Distributions
   and Sale of Fund Shares                       -9.14%              -14.80%                 0.85%


Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Adviser or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

The Funds may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

Beta. Beta is the volatility of a fund's total return relative to the movements of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

R-squared. R-squared reflects the percentage of a fund's price movements that are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

Alpha. Alpha is a measure used to discuss a fund's relative performance. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

Standard deviation. Standard deviation quantifies the volatility in the returns of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three- or five-year period using monthly returns and modified to present on annualized standard deviation.

Sharpe ratio. A fund's Sharpe ratio quantifies its total return in excess of the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.

Beta and R-squared are calculated by performing a least squares linear regression using three years of monthly total return figures for each portfolio and benchmark combination. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.


As of December 31, 2002, some statistics for the Class Z shares of the Funds are as follows:


                                                 R2        Beta      Alpha
                                                ----       ----      -----
   Liberty Acorn Fund


            vs. S&P 500                         0.56       0.79      7.68%
            vs. Russell 2000                    0.89       0.79      7.38%


   Liberty Acorn International


            vs. Citigroup EMI Global Ex U.S.    0.74       1.17        4.77%
            vs. MSCI EAFE                       0.63       1.04        6.15%


   Liberty Acorn USA


            vs. S&P 500                         0.53       0.82        3.43%
            vs. Russell 2000                    0.75       0.77        3.01%


   Liberty Acorn Twenty


            vs. S&P 500                         0.72       0.82        17.02%
            vs. S&P MidCap 400                  0.68       0.73        2.73%


   Liberty Acorn Foreign Forty


            vs. Citigroup World Ex U.S.         0.52       1.21        -5.53%
            vs. MSCI EAFE                       0.52       1.15        2.56%


Other measures of volatility and relative performance may be used as appropriate. All such measures will fluctuate and do not represent future results.

PERFORMANCE DEPICTIONS AND COMPARISONS. In advertising and sales literature, each Fund's performance may be compared with those of market indexes and other mutual funds. In addition to the performance information described above, a Fund might use comparative performance as computed in a ranking or rating determined by Lipper, Inc., an independent service that monitors the performance of mutual funds, Morningstar, Incorporated or another service.

Each Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser or LFD to be reputable, and publications in the press pertaining to the Fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

GENERAL. From time to time, each Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for a Fund; a Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. Portfolio managers and other members of the Adviser's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and the Funds may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Funds. Biographical and other information about a Fund's portfolio manager, including information about awards received by that portfolio manager or mentions of the manager in the media, may also be described or quoted in Fund advertisements or sales literature.

Each Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, each Fund may also discuss or quote the views of LFD, the Adviser, and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

         APPENDIX I - DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS
         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS
         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            PART C OTHER INFORMATION


ITEM 23  Exhibits:
         --------

    a.1    Agreement and Declaration of Trust. (1)

    a.2    Amendment No. 1 to Agreement and Declaration of Trust. (10)

    b.     Bylaws, as amended effective November 12, 2002.

    c.1    Specimen share certificate- Acorn Fund. (4)

    c.2    Specimen share certificate- Acorn International. (4)

    c.3    Specimen share certificate- Acorn USA. (5)

    c.4    Specimen shares certificates- Acorn Twenty and Acorn Foreign Forty.
           (8)

    c.5 Specimen share certificates for Class A shares of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty. (10)

    c.6 Specimen share certificate for Class A shares of Columbia Thermostat Fund. (12)

    d.1 Investment Advisory Agreement between Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) and Liberty Wanger Asset Management, L.P., dated November 1, 2001. (11)

    d.2 Supplement to Investment Advisory Agreement between Liberty Acorn Trust (on behalf of Columbia Thermostat Fund) and Liberty Wanger Asset Management, L.P., dated September 25, 2002.

    d.3 Organizational Expenses Agreement between Acorn Investment Trust and Wanger Asset Management, L.P., dated September 3, 1996. (6)

    d.4 Amended and Restated Administration Agreement between Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty, Liberty Acorn Foreign Forty and Columbia Thermostat Fund) and Liberty Wanger Asset Management, L.P., dated September 25, 2002.

    d.5    Expense Reimbursement Agreement dated September 25, 2002.

    e. Amended and Restated Underwriting Agreement between Liberty Acorn Trust and Liberty Funds Distributor, Inc. dated September 25, 2002.

    f.     None.

    g.1 Custodian contract between the Registrant and State Street Bank and Trust Company dated July 1, 1992. (2)

    g.2 Letter agreement applying custodian contract relating to Acorn International. (3)

    g.3    Letter agreement applying custodian contract relating to Acorn USA.
           (7)

    g.4 Letter agreement applying custodian contract and transfer agency and service agreement relating to Acorn Twenty and Acorn Foreign Forty, dated August 17, 1998. (9)

    g.5 Amendment to custodian contract between Liberty Acorn Trust and State Street Bank and Trust Company dated November 21, 2000. (10)

    g.6 Letter agreement applying custodian contract relating to Columbia Thermostat Fund dated September 25, 2002.

    h.1 Shareholders' Servicing and Transfer Agency Agreement between Liberty Acorn Trust and Liberty Funds Services, Inc., dated September 29, 2000. (10)

    h.2 Amendment No. 1 to Shareholders' Servicing and Transfer Agency Agreement between Liberty Acorn Trust and Liberty Funds Services, Inc., dated September 25, 2002.

    i.1    Opinion and Consent of Bell, Boyd & Lloyd LLC. (13)

    i.2    Consent of Bell, Boyd & Lloyd LLC.

    j.     Consent of Ernst & Young LLP.

    k.     None.

    l.     None.

    m.1 Amended and Restated Rule 12b-1 Distribution Plan dated September 25, 2002.

    m.2 Amended and Restated Rule 12b-1 Plan Implementing Agreement dated September 25, 2002.

    n. Amended and Restated Plan Pursuant to Rule 18f-3(d) dated September 25, 2002.

    p.1 Code of Ethics of Liberty Wanger Asset Management, L.P., Liberty Acorn Trust and Wanger Advisors Trust, as amended September 29, 2000. (10)

    p.2 Code of Ethics for Non-Interested Board Members, as amended May 23, 2001. (11)

    p.3 Code of Ethics of Liberty Funds Distributor, Inc., the principal underwriter of the Funds, effective April 1, 2003.

-----------------
 (1) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 53 to the registrant's registration statement, Securities Act file number 2-34223 (the "Registration Statement"), filed on April 30, 1996.
 (2) Previously filed. Incorporated by reference to exhibit 8.1 in post-effective amendment No. 53 to the Registration Statement filed on April 30, 1996.
 (3) Previously filed. Incorporated by reference to exhibit 8.2 in post-effective amendment No. 53 to the Registration Statement filed on April 30, 1996.
 (4) Previously filed. Incorporated by reference to exhibit 4.2 filed in post-effective amendment No. 54 to the Registration Statement filed on June 18, 1996.
 (5) Previously filed. Incorporated by reference to exhibit 4.3 filed in post-effective amendment No. 55 to the Registration Statement filed on September 3, 1996.
 (6) Previously filed. Incorporated by reference to exhibit 5.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.
 (7) Previously filed. Incorporated by reference to exhibit 8.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.
 (8) Previously filed. Incorporated by reference to exhibit 4.4 filed in post-effective amendment No. 62 to the Registration Statement, filed on June 3, 1998.
 (9) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 64 to the Registration Statement filed on February 26, 1999.

(10) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 70 to the Registration Statement filed on May 1, 2001.

(11) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 71 to the Registration Statement filed on April 25, 2002.

(12) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 73 to the Registration Statement filed on September 20, 2002.

(13) Previously filed. Incorporated by reference to exhibit i in post-effective amendment No. 74 to the Registration Statement filed on September 24, 2002.

ITEM 24. Persons Controlled By or Under Common Control with Registrant

         The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Managing the Fund - Investment Adviser" and in the statement of additional information under the caption "Management of the Trust - Investment Adviser" is incorporated by reference.

ITEM 25. Indemnification

         Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with
Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 26. Business and Other Connections of Investment Adviser

         The information in the prospectus under the caption "Managing the Fund
- Investment Adviser" is incorporated by reference. Neither Liberty Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 27. Principal Underwriters

         (a) Liberty Funds Distributor, Inc. ("LFDI"), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust, Liberty Acorn Trust, Galaxy Fund, Galaxy VIP Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Fund, Columbia Special Fund, Columbia Strategic Value Fund and Columbia Technology Fund.

         (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

 NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH                          POSITIONS AND OFFICES
 BUSINESS ADDRESS*                      PRINCIPAL UNDERWRITER                                WITH REGISTRANT

Abusheery, Greg                          Vice President                                         None

Ahmed, Yakob                             Vice President                                         None

Aldi, Andrew                             Vice President                                         None

Anderson, Judith                         Vice President                                         None

Antone, Lewis E.                         Vice President                                  Assistant Secretary

Ash, James                               Vice President                                         None

Babbitt, Debra                           Senior Vice President and                              None
                                         Compensation Officer

Banks, Keith                             Director                                               None

Ballou, Rick                             Senior Vice President                                  None

Bartlett, John                           Managing Director                                      None

Blakeslee, James                         Senior Vice President                                  None

Blumenfeld, Alexander                    Vice President                                         None

Bozek, James                             Senior Vice President                                  None

Brown, Beth                              Senior Vice President                                  None

Campbell, Patrick                        Vice President                                         None

Claiborne, Doug                          Vice President                                         None

Climer, Quentin                          Vice President                                         None

Conley, Brook                            Vice President                                         None

Cook, Edward                             Vice President                                         None

Couto, Scott                             Vice President                                         None

Denny, Jeffrey                           Vice President                                         None

Desilets, Marian                         Vice President                                  Assistant Secretary

Devaney, James                           Senior Vice President                                  None

DiMaio, Stephen                          Vice President                                         None

Doyle, Matthew                           Vice President                                         None

Emerson, Kim P.                          Senior Vice President                                  None

Evans, C. Frazier                        Managing Director                                      None

Feldman, David                           Managing Director                                      None

Feloney, Joseph                          Senior Vice President                                  None

Ferullo, Jeanne                          Vice President                                         None

Fisher, James                            Vice President                                         None

Ford, David                              Vice President                                         None

Fragasso, Philip                         Managing Director                                      None

Gentile, Russell                         Vice President                                         None

Goldberg, Matthew                        Senior Vice President                                  None

Grace, Anthony                           Vice President                                         None

Gubala, Jeffrey                          Vice President                                         None

Guenard, Brian                           Vice President                                         None

Helwig, Kevin                            Vice President                                         None

Hodgkins, Joseph                         Senior Vice President                                  None

Hussey, Robert                           Managing Director                                      None

Iudice, Jr., Philip                      Treasurer and Chief Financial Officer                  None

Jarstfer, Marlys                         Vice President                                         None

Jones, Cynthia                           Vice President                                         None

Kelley, Terry M.                         Vice President                                         None

Loewenberg, Jean                         Clerk                                                Secretary

Lynch, Andrew                            Managing Director                                      None

Lynn, Jerry                              Vice President                                         None

Marcelonis, Sheila                       Vice President                                         None

Marsh, Curtis                            Senior Vice President                                  None

Martin, Peter                            Senior Vice President                                  None

McCombs, Gregory                         Senior Vice President                                  None

Menchin, Catherine                       Senior Vice President                                  None

Miller, Anthony                          Vice President                                         None

Miller, Greg                             Vice President                                         None

Moberly, Ann R.                          Senior Vice President                                  None

Morse, Jonathan                          Vice President                                         None

Nickodemus, Paul                         Vice President                                         None

O'Shea, Kevin                            Managing Director                                      None

Owen, Stephanie                          Vice President                                         None

Palombo, Joseph R.                       Director and Chief Operating Officer           Trustee and President

Penitsch, Marilyn                        Vice President                                         None

Piken, Keith                             Senior Vice President                                  None

Ratto, Gregory                           Vice President                                         None

Reed, Christopher B.                     Senior Vice President                                  None

Ross, Gary                               Senior Vice President                                  None

Santosuosso, Louise                      Senior Vice President                                  None

Schug, Derek                             Vice President                                         None

Schulman, David                          Senior Vice President                                  None

Scully-Power, Adam                       Vice President                                         None

Sellers, Gregory                         Vice President                                         None

Shea, Terence                            Vice President                                         None

Sideropoulos, Lou                        Senior Vice President                                  None

Sinatra, Peter                           Vice President                                         None

Soares, Jeffrey                          Vice President                                         None

Soester, Trisha                          Vice President                                         None

Sprieck, Susan                           Vice President                                         None

Studer, Eric                             Vice President                                         None

Sullivan, Paul                           Vice President                                         None

Tambone, James                           Chief Executive Officer;                               None
                                         Co-President; Director

Tasiopoulos, Lou                         Co-President; Director                                 None

Wagner, Rebecca                          Vice President                                         None

Waldron, Thomas                          Vice President                                         None

Walsh, Brian                             Vice President                                         None

Warfield, James                          Vice President                                         None

Wess, Valerie                            Senior Vice President                                  None

Yates, Susan                             Vice President                                         None

* The address for each individual is One Financial Center, Boston, MA 02111.

         (c) Not applicable.

ITEM 28. Location of Accounts and Records

         Bruce H. Lauer, Vice President, Secretary and Treasurer
         Liberty Acorn Trust
         227 West Monroe Street, Suite 3000
         Chicago, Illinois 60606

         Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained at the main office of Registrant's transfer agent, Liberty Funds Services, Inc., located at One Financial Center, Boston, Massachusetts 02111 or custodian, State Street Bank and Trust Company, located at 1776 Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29. Management Services

         None

ITEM 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on April 30, 2003.

                                            LIBERTY ACORN TRUST

                                            By /s/ Ralph Wanger
                                               --------------------------------
                                               Ralph Wanger, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      Name                                Title                       Date

/s/ Robert E. Nason                Trustee and chairman       )
-----------------------------                                 )
Robert E. Nason                                               )
                                                              )
/s/ Margaret Eisen                 Trustee                    )
-----------------------------                                 )
Margaret Eisen                                                )
                                                              )
/s/ Leo A. Guthart                 Trustee                    )
-----------------------------                                 )
Leo A. Guthart                                                )
                                                              )
/s/ Jerome Kahn, Jr.               Trustee                    )
-----------------------------                                 )
Jerome Kahn, Jr.                                              )
                                                              )
/s/ Steven N. Kaplan               Trustee                    )
-----------------------------                                 )
Steven N. Kaplan                                              )
                                                              )
/s/ David C. Kleinman              Trustee                    )
-----------------------------                                 )
David C. Kleinman                                             )
                                                              )
/s/ Charles P. McQuaid             Trustee                    )  April 30, 2003
-----------------------------                                 )
Charles P. McQuaid                                            )
                                                              )
/s/ Allan B. Muchin                Trustee                    )
-----------------------------                                 )
Allan B. Muchin                                               )
                                                              )
/s/ John A. Wing                   Trustee                    )
-----------------------------                                 )
John A. Wing                                                  )
                                                              )
                                   Trustee and President      )
                                     (principal executive     )
/s/ Ralph Wanger                     Officer)                 )
-----------------------------                                 )
Ralph Wanger                                                  )
                                                              )
                                   Treasurer (principal       )
                                     financial and            )
/s/ Bruce H. Lauer                   accounting officer       )
-----------------------------                                 )
Bruce H. Lauer                                                )

                  INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

EXHIBIT
NUMBER                                                             EXHIBIT

b.               Bylaws, as amended effective November 12, 2002.

d.2 Supplement to Investment Advisory Agreement between Liberty Acorn Trust (on behalf of Columbia Thermostat Fund) and Liberty Wanger Asset Management, L.P., dated September 25, 2002.

d.4 Amended and Restated Administration Agreement between Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty, Liberty Acorn Foreign Forty and Columbia Thermostat Fund) and Liberty Wanger Asset Management, L.P., dated September 25, 2002.

d.5              Expense Reimbursement Agreement dated September 25, 2002.

e. Amended and Restated Underwriting Agreement between Liberty Acorn Trust and Liberty Funds Distributor, Inc. dated September 25, 2002.

g.6 Letter agreement applying custodian contract relating to Columbia Thermostat Fund dated September 25, 2002.

h.2 Amendment No. 1 to Shareholders' Servicing and Transfer Agency Agreement between Liberty Acorn Trust and Liberty Funds Services, Inc., dated September 25, 2002.

i.2              Consent of Bell, Boyd & Lloyd LLC.

j.               Consent of Ernst & Young LLP.

m.1              Amended and Restated Rule 12b-1 Distribution Plan dated
                 September 25, 2002.

m.2 Amended and Restated Rule 12b-1 Plan Implementing Agreement dated September 25, 2002.

n.               Amended and Restated Plan Pursuant to Rule 18f-3(d) dated
                 September 25, 2002.

p.3 Code of Ethics of Liberty Funds Distributor, Inc., the principal underwriter of the Funds, effective April 1, 2003.